Registration No. 33-08054
                                                  File No. 811-4803

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549
                             FORM N-1A




REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /

      PRE-EFFECTIVE AMENDMENT NO. __                     /   /


      POST-EFFECTIVE AMENDMENT NO.    18                    / X /
                                   -----


                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                              / X /



           Amendment No.    19                             / X /
                         -----


                    OPPENHEIMER MUNICIPAL FUND
-------------------------------------------------------------------
        (Exact Name of Registrant as Specified in Charter)

         6803 South Tucson Way, Englewood, Colorado 80012
-------------------------------------------------------------------
             (Address of Principal Executive Offices)

                          1-303-671-3200
-------------------------------------------------------------------
                  (Registrant's Telephone Number)

                      ANDREW J. DONOHUE, ESQ.
                      OppenheimerFunds, Inc.
       Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
            (Names and Addresses of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

      /   / Immediately upon filing pursuant to paragraph (b)


      / X / On January  26,  1998,  pursuant to  paragraph
(b)


      /   / 60 days after filing pursuant to paragraph (a)(1)

      /   / On ____________ pursuant to paragraph (a)(1)

      /  / 75 days upon filing pursuant to paragraph (a)(2)

      /   / On _______, pursuant to paragraph (a)(2) of Rule 485

OPPENHEIMER MUNICIPAL FUND

                             FORM N-1A

                       Cross Reference Sheet


Oppenheimer Intermediate Municipal Fund
----------------------------------------

Part A of
Form N-1A
Item No.      Prospectus Heading
---------     ------------------
    1         Front Cover Page
    2         Expenses; Overview of the Fund
    3         Financial Highlights; Performance of the Fund
    4         Front   Cover   Page;   How  the   Fund  is   Managed
              -Organization and History; Investment Objective and
              Policies
    5         How the Fund is Managed; Expenses; Back Cover
    5A        Performance of the Fund
    6         How  the  Fund  is   Managed   -   Organization   and
              History;  The  Transfer  Agent;  Dividends,   Capital
              Gains and
              Taxes;    Investment   Objective   and   Policies   -
              Portfolio
              Turnover
    7         Shareholder  Account Rules and  Policies;  How to Buy
              Shares; How to Exchange Shares; Special Investor
              Services; Service Plan and Distribution and Service
              Plans; How to Sell Shares
    8         How to Sell Shares
    9         *

Part B of
Form N-1A
Item No.      Heading in Statement of Additional
---------     ----------------------------------
    10        Cover Page
    11        Cover Page
    12        *
    13        Investment    Objective    and    Policies;     Other
              Investment  Techniques  and  Strategies;   Additional
              Investment
              Restrictions
    14        How the Fund is Managed - Trustees  and  Officers  of
              the Fund
    15        How the Fund is Managed - Major Shareholders
    16        How the Fund is  Managed;  Distribution  and  Service
              Plans
    17        Brokerage Policies of the Fund
    18        Additional  Information  About the Fund;  How to Sell
              Shares; How to Exchange Shares
    19        Your Investment Account; How to Buy Shares
    20        Dividends, Capital Gains and Taxes
    21        How the Fund is  Managed;  Brokerage  Policies of the
              Fund
    22        Performance of the Fund
    23        *

-------------
*Not applicable or negative answer.

                    OPPENHEIMER MUNICIPAL FUND

                             FORM N-1A

                       Cross Reference Sheet



Oppenheimer Insured  Municipal Fund

-----------------------------------

Part A of
Form N-1A
Item No.      Prospectus Heading
---------     ------------------
    1         Front Cover Page
    2         Expenses; Overview of the Fund
    3         Financial Highlights; Performance of the Fund
    4         Front   Cover   Page;   How  the   Fund  is   Managed
              -Organization and History; Investment Objective and
              Policies
    5         How the Fund is Managed; Expenses; Back Cover
    5A        Performance of the Fund
    6         How  the  Fund  is   Managed   -   Organization   and
              History;  The  Transfer  Agent;  Dividends,   Capital
              Gains and
              Taxes;    Investment   Objective   and   Policies   -
              Portfolio
              Turnover
    7         Shareholder  Account Rules and  Policies;  How to Buy
              Shares; How to Exchange Shares; Special Investor
              Services; Service Plan and Distribution and Service
              Plans; How to Sell Shares
    8         How to Sell Shares
    9         *

Part B of
Form N-1A
Item No.      Heading in Statement of Additional
---------     ----------------------------------
    10        Cover Page
    11        Cover Page
    12        *
    13        Investment    Objective    and    Policies;     Other
              Investment  Techniques  and  Strategies;   Additional
              Investment
              Restrictions
    14        How the Fund is Managed - Trustees  and  Officers  of
              the Fund
    15        How the Fund is Managed - Major Shareholders
    16        How the Fund is  Managed;  Distribution  and  Service
              Plans
    17        Brokerage Policies of the Fund
    18        Additional  Information  About the Fund;  How to Sell
              Shares; How to Exchange Shares
    19        Your Investment Account; How to Buy Shares
    20        Dividends, Capital Gains and Taxes
    21        How the Fund is  Managed;  Brokerage  Policies of the
              Fund
    22        Performance of the Fund
    23        *

-------------
*Not applicable or negative answer.

OPPENHEIMER
Intermediate Municipal Fund


Prospectus dated  January 26, 1998



      Oppenheimer Intermediate Municipal Fund is a mutual fund that seeks a high level of current income exempt from Federal income tax. The Fund will, under normal market conditions, invest at least 80% of its total assets in investment-grade Municipal Securities. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.


      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the January 26, 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


                                              OppenheimerFunds logo

     Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

           A B O U T  T H E  F U N D

           Expenses
           A Brief Overview of the Fund
           Financial Highlights
           Investment Objective and Policies
           Investment Risks
           Investment Techniques and Strategies
           How the Fund is Managed
           Performance of the Fund

           A B O U T  Y O U R  A C C O U N T

           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares

           Special Investor Services
           AccountLink
           Automatic Withdrawal and Exchange Plans
           Reinvestment Privilege

           How to Sell Shares
           By Mail
           By Telephone
           Checkwriting

           How to Exchange Shares
           Shareholder Account Rules and Policies
           Dividends, Capital Gains and Taxes
           Appendix A: Special Sales Charge Arrangements

A B O U T  T H E  F U N D

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended September 30, 1997.

      o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," starting on page __, for an explanation of how and when these charges apply.

                          Class A   Class B         Class C
                          Shares    Shares          Shares
-------------------------------------------------------------------------
Maximum Sales Charge      3.50%     None            None
on Purchases (as a % of
offering price)
-------------------------------------------------------------------------

Maximum Deferred Sales           None(1)  4% in the first1% if
shares are
Charge (as a % of the                        year, declining
redeemed within
lower of the original                        to 1% in the12 months
of
offering price or                              fifth year and
purchase(2)
redemption proceeds)                eliminated

                                    thereafter(2)
-------------------------------------------------------------------------
Maximum Sales Charge on   None      None            None
Reinvested Dividends
-------------------------------------------------------------------------
Redemption Fee            None(3)   None(3)         None(3)
-------------------------------------------------------------------------
Exchange Fee              None      None            None


1. If you invest $1 million or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month in which you purchased those shares. See "How to Buy Shares - Class A Shares," below. 2. See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares," below for more information on the contingent deferred sales charges. 3. There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by check or by ACH wire transfer through AccountLink, or for which checkwriting privileges are used (see "How To Sell Shares").

      o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.


                  Annual Fund Operating Expenses
              (as a percentage of average net assets)

                          Class A         Class B        Class C
                          Shares          Shares         Shares
-------------------------------------------------------------------
Management Fees           0.50%           0.50%          0.50%
-------------------------------------------------------------------
12b-1 Plan Fees           0.24%           1.00%          1.00%
-------------------------------------------------------------------

Other Expenses            0.28%                       0.29%
0.27%

-------------------------------------------------------------------

Total Fund Operating      1.02%                       1.79%
1.77%

  Expenses


      The numbers in the chart above are based upon the Fund's expenses in its last fiscal year ended September 30, 1997. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Plan Fees for Class A shares are Service Plan Fees. For Class B and for Class C shares the 12b-1 Plan Fees are the Service Plan Fees and asset-based sales charge. The service fee for each class is a maximum of 0.25% of average annual net assets of the class and the asset-based sales charge is 0.75%. These plans are described in greater detail in "How to Buy Shares" below.


      The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.


      o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:


                     1 year    3 years      5 years     10
years(1)
-------------------------------------------------------------------
Class A Shares       $45       $66          $ 89        $155
-------------------------------------------------------------------

Class B Shares       $58       $77          $107        $173

-------------------------------------------------------------------

Class C Shares       $28       $56          $ 96        $208


      If you did not redeem your investment, it would incur the following expenses:

Class A Shares       $45       $66          $89         $155
-------------------------------------------------------------------

Class B Shares       $18       $56          $97         $172

-------------------------------------------------------------------

Class C Shares       $18       $56          $96         $208

1. In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown below.



A Brief Overview of the Fund

      Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     o What Is The Fund's Investment Objective? The Fund's investment objective is to seek a high level of current income exempt from Federal income tax.

      o What Does the Fund Invest In? To seek its objective, the Fund will, under normal market conditions, invest at least 80% of its assets in investment-grade Municipal Securities. The Fund may also use hedging instruments and some derivative investments to try to manage investment risks. These investments and their risks are more fully explained in "Investment Objective and Policies," starting on page __.


      o Who Manages the Fund? The Fund's investment advisor (the "Manager") is OppenheimerFunds, Inc. The Manager (including subsidiaries) advises investment company portfolios having over $75 billion in assets as of December 31, 1997. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, who is employed by the Manager and is primarily responsible for the selection of the Fund's securities, is Caryn Halbrecht. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio manager. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.


      o How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in Municipal Securities are subject to changes in their value from a number of factors such as changes in general bond market movements, the change in value of particular securities because of an event affecting the issuer, or changes in interest rates. These changes affect the value of the Fund's investments and its price per share. In the OppenheimerFunds spectrum, the Fund is generally more conservative than high yield bond funds, but more risky than money market funds. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to Investment Risks" starting on page __ for a more complete discussion.

      o How Can I Buy Shares? You can buy shares through your broker or dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" starting on page __ for more details.

      o Will I Pay a Sales Charge to Buy Shares? The Fund has three classes of shares. All three classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 3.50%, and reduced for larger purchases. Class B shares and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 5 years or 12 months of purchase, respectively. There are also annual asset-based sales charges on Class B and Class C shares. Please review "How To Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial adviser should consider in determining which class may be appropriate for you.

      o How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, through your broker or dealer, or by writing a check against your Fund account (available for Class A shares only). Please refer to "How To Sell Shares" starting on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" starting on page __.

      o How Has the Fund Performed? The Fund measures its performance by quoting its yield, tax equivalent yield, average annual total return and cumulative total return, which measure historical performance. Those returns and yields can be compared to the yields and returns (over similar periods) of other funds. Of course, other mutual funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad market index, which we have done on pages __ and __. Please remember that past performance does not guarantee future results.

Financial Highlights


The table on the following pages presents selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended September 30, 1997, is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
                                                   CLASS A
                                                   ----------------------------------------------
                            YEAR ENDED SEPTEMBER 30,
                               1997 1996 1995 1994
==================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period               $14.69       $14.69         $14.23       $15.34
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .80          .79            .79          .72
Net realized and unrealized gain (loss)               .45         (.01)           .42        (1.00)
                                                   ------       ------         ------       ------
Total income (loss) from investment
operations                                           1.25          .78           1.21         (.28)
--------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income                 (.78)        (.78)          (.75)        (.76)
Distributions from net realized gain                   --           --             --           --
Distributions in excess of net realized gain           --           --             --         (.07)
                                                   ------       ------         ------       ------
Total dividends and distributions to
shareholders                                         (.78)        (.78)          (.75)        (.83)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.16       $14.69         $14.69       $14.23
                                                   ======       ======         ======       ======
==================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                  8.72%        5.41%          8.78%       (1.92)%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $87,111      $83,253        $80,535     $83,456
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $85,590      $82,217        $79,681     $79,076
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 5.35%        5.35%          5.55%       5.05%
Expenses, before voluntary assumption by
the Manager(7)                                        1.02%        1.02%          0.98%       1.00%
Expenses, net of voluntary assumption by
the Manager                                             N/A          N/A            N/A         N/A
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             31.1%          53%            55%         51%

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994. 2. For the period from September 11, 1995 (inception of offering) to September 30, 1995. 3. Per share amounts calculated based on the average shares outstanding during the period. 4. On April 7, 1990, OppenheimerFunds, Inc. became the investment advisor to the Fund.

--------------------------------------------------------------------------------

1993          1992          1991          1990(3)       1989          1988
================================================================================

 $15.09       $14.40        $13.51        $13.57        $13.33        $12.56
--------------------------------------------------------------------------------

    .77          .86           .83           .90           .98          1.05
    .70          .69           .91          (.08)          .24           .77
 ------       ------        ------        ------        ------        ------

   1.47         1.55          1.74           .82          1.22          1.82
--------------------------------------------------------------------------------


   (.75)        (.86)         (.85)         (.88)         (.98)        (1.05)
   (.47)          --            --            --            --            --
     --           --            --            --            --            --
 ------       ------        ------        ------        ------        ------

  (1.22)        (.86)         (.85)         (.88)         (.98)        (1.05)
--------------------------------------------------------------------------------
 $15.34       $15.09        $14.40        $13.51        $13.57        $13.33
 ======       ======        ======        ======        ======        ======
================================================================================
 10.31%        11.10%        13.20%         6.14%         9.54%        14.96%
================================================================================

$70,136       $29,724      $23,675       $20,287       $19,350       $13,480
--------------------------------------------------------------------------------
$48,915       $25,153      $22,071       $20,576       $17,188       $12,220
--------------------------------------------------------------------------------

   5.08%         5.87%        5.93%         6.56%         7.09%         8.01%
   1.07%         1.25%        1.35%         1.41%         1.56%         1.75%
   1.05%         1.16%        1.16%         0.66%         0.23%         N/A
--------------------------------------------------------------------------------
     21%           93%          75%          102%          180%          148%

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)
                                               CLASS B
                                               ---------------------------------
                                               YEAR ENDED SEPTEMBER 30,
                                               1997(3)     1996          1995(2)
================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period           $14.69      $14.69        $14.71
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .66         .66           .06
Net realized and unrealized gain (loss)           .47          --          (.02)
                                               ------      ------        ------
Total income (loss) from investment
operations                                       1.13         .66           .04
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income             (.66)       (.66)         (.06)
Distributions from net realized gain               --          --            --
Distributions in excess of net realized gain       --          --            --
                                               ------      ------        ------
Total dividends and distributions to
shareholders                                     (.66)       (.66)         (.06)
-------------------------------------------------------------------------------
Net asset value, end of period                 $15.16      $14.69        $14.69
                                               ======      ======        ======
================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)              7.88%       4.56%         0.83%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $7,690      $2,858        $119
-------------------------------------------------------------------------------
Average net assets (in thousands)              $4,763      $1,440         $37
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.54%       4.51%         3.87%(5)
Expenses, before voluntary assumption by
the Manager(7)                                   1.79%       1.81%         1.54%(5)
Expenses, net of voluntary assumption by
the Manager                                      N/A         N/A           N/A
-------------------------------------------------------------------------------
Portfolio turnover rate(8)                      31.1%          53%            55%



FINANCIAL HIGHLIGHTS (CONTINUED)
                                               CLASS C
                                               -------------------------------------------
                                               YEAR ENDED SEPTEMBER 30,
                                               1997        1996         1995        1994(1)
==========================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period           $14.67      $14.67       $14.18      $15.14
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .66         .68          .69         .46
Net realized and unrealized gain (loss)           .47        (.01)         .43        (.83)
                                               ------      ------       ------      ------
Total income (loss) from investment
operations                                       1.13         .67         1.12        (.37)
------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income             (.67)       (.67)        (.63)       (.52)
Distributions from net realized gain               --          --           --          --
Distributions in excess of net realized gain       --          --           --        (.07)
                                               ------      ------        -----       -----
Total dividends and distributions to
shareholders                               .     (.67)       (.67)        (.63)       (.59)
------------------------------------------------------------------------------------------
Net asset value, end of period                 $15.13      $14.67       $14.67      $14.18
                                               ======      ======       ======      ======
==========================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)              7.85%       4.63%        8.13%      (2.54)%
==========================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)       $13,940     $10,908      $7,618      $8,511
------------------------------------------------------------------------------------------
Average net assets (in thousands)              $11,970     $ 9,015      $7,437      $4,686
------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             4.57%       4.56%        4.64%      3.77%(5)
Expenses, before voluntary assumption by
the Manager(7)                                    1.77%       1.78%        1.88%      2.24%(5)
Expenses, net of voluntary assumption by
the Manager                                        N/A         N/A          N/A        N/A
------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                        31.1%         53%          55%        51%

7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $48,749,221 and $31,937,283, respectively.

                               -3-
Investment Objective and Policies

Objective.   The  Fund's  investment  objective  is  to  provide  a
high level of current income exempt from Federal income tax.

Investment Policies and Strategies. The Fund will seek to attain its investment objective by investing, under normal market conditions, at least 80% of its total assets in a portfolio of "investment-grade" Municipal Securities. "Investment-grade" are those rated - or are determined by the Manager to be of comparable quality to those rated - within the four highest rating categories of Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another rating organization. Municipal Securities in the fourth highest rating category (for example, municipal bonds rated "Baa" and municipal notes rated "MIG 2" by Moody's, and municipal bonds rated "BBB" and municipal notes rated "SP-2" by Standard & Poor's), although of investment grade, may be subject to greater market fluctuations and risks of loss of income and principal than higher-rated Municipal Securities, and may be considered to have speculative characteristics. Although unrated securities are not necessarily of lower quality, the market for them may not be as broad as for rated securities. A reduction in the rating of a security after it is purchased by the Fund will not require its disposition. To the extent that the Fund holds securities that have fallen below investment grade, there is a greater risk that the Fund's receipt of interest income and principal will be impaired and that its net asset value will be affected if the issuers of such securities fail to meet their obligations. See Appendix A to the Statement of Additional Information for a description of the various rating categories.

      Under normal market conditions, no more than 20% of the Fund's total assets will be invested in taxable investments. However, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in taxable certificates of deposit and commercial paper and taxable or tax-exempt money market instruments. The Fund may purchase Municipal Securities on a "when-issued" basis and may purchase or sell Municipal Securities on a "delayed delivery" basis. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of more than three years but not more than ten years. In calculating maturity, the Fund will consider various factors, including anticipated payments of principal. The Fund may hold securities with maturities of more than ten years provided that under normal circumstances it maintains a dollar-weighted average portfolio maturity as stated above.

     o Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.


      o Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund generally will not engage in the trading of securities for the purpose of realizing short-term gains, but the Fund may sell securities as the Manager deems advisable to take advantage of differentials in yield to seek to accomplish the Fund's investment objective. The "Financial Highlights" above show the Fund's portfolio turnover rate during past fiscal years. While short-term trading increases portfolio turnover, and may increase the Fund's transaction costs, the Fund incurs little or no brokerage costs.


Investment Risks

      All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

      o Interest Rate Risk. The values of Municipal Securities will vary as a result of changing evaluations by rating services and investors of the ability of the issuers of such securities to meet their principal and interest payments. Such values will also change in response to changes in interest rates: should interest rates rise, the values of outstanding Municipal Securities will probably decline and (if purchased at principal amount) would sell at a discount; should interest rates fall, the values of outstanding Municipal Securities will probably increase and (if purchased at principal amount) would sell at a premium. Changes in the value of Municipal Securities held in the Fund's portfolio arising from these or other factors will not affect interest income derived from those securities but will affect the Fund's net asset value per share.

      Generally, securities of longer maturities are subject to greater price fluctuations due to changes in interest rates. There are no restrictions on the maturities of the Municipal Securities in which the Fund may invest. The Fund will seek to invest in Municipal Securities that, in the judgment of the Manager, will provide a high level of current income consistent with the Fund's liquidity requirements and conditions affecting the Municipal Securities market.


      o There are special risks in investing in derivative investments. The risks of investing in derivative investments include not only the ability of the issuer of the derivative investment to pay the amount due on the maturity of the investment, but also the risk that the underlying investment or security on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. That can mean that the Fund will realize less income than expected or that it can lose part of its investment. Another risk of investing in derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities. These risks affect the price of the Fund's shares.


      o Hedging instruments can be volatile investments and may involve special risks. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, in writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information.

Investment Techniques and Strategies

      The Fund may also use the investment techniques and strategies described below, which involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

      o Municipal Securities. "Municipal Securities" are municipal bonds, municipal notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other short-term loans, tax-exempt commercial paper and other debt obligations issued by or on behalf of states, the District of Columbia, any commonwealths, territories or possessions of the United States, or their respective political subdivisions, agencies, instrumentalities or authorities, the interest from which is not subject to Federal individual income tax in the opinion of bond counsel to the respective issuer at the time of issue. No independent investigation has been made by the Manager as to the users of proceeds of bond offerings or the application of such proceeds.

      The two principal classifications of Municipal Securities are "general obligations" (secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest) and "revenue obligations" (payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source). The Fund may invest in Municipal Securities of both classifications, subject to particular restrictions described below.

      Yields on Municipal Securities vary depending on a variety of factors, including the general condition of the financial markets and of the Municipal Securities market in particular, the size of a particular offering, the maturity of the security and the credit rating of the issuer. Generally, Municipal Securities of longer maturities produce higher current yields but are subject to greater price fluctuation due to changes in interest rates (discussed above), tax laws and other general market factors than are Municipal Securities with shorter maturities. Similarly, lower- rated Municipal Securities generally produce a greater yield than higher-rated Municipal Securities due to a concern that there is a greater degree of risk as to the ability of the issuer to meet principal and interest obligations. "Investment Objective and Policies" in the Statement of Additional Information contains more information about Municipal Securities.

      o Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including (i) certain "Temporary Investments" (described in the next paragraph); (ii) hedging instruments (described in "Hedging" below); (iii) repurchase agreements (explained below).

      In times of unstable economic or market conditions, the Manager may determine that it is appropriate for the Fund to assume a temporary "defensive" position by investing some or all of its assets (there is no limit on the amount) in short-term money market instruments. These include the taxable obligations described above, U.S. government securities, bank obligations, commercial paper, corporate obligations and other instruments approved by the Fund's Board of Trustees. This strategy would be implemented to attempt to reduce fluctuations in the value of the Fund's assets. The Fund may hold temporary investments pending the investment of proceeds from the sale of Fund shares or portfolio securities, pending settlement of purchases of Municipal Securities, or to meet anticipated redemptions. To the extent the Fund assumes a temporary defensive position, a portion of the Fund's distributions may be subject to Federal and state income taxes and the Fund may not achieve its objective.

      o Municipal Lease Obligations. The Fund may invest in certificates of participation, which are tax-exempt obligations that evidence the holder's right to share in lease, installment loan or other financing payments by a public entity. Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may be applicable to Municipal Securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources; such revenue may be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of the states or any of their political subdivisions. While some municipal lease securities may be deemed to be "illiquid" securities (the purchase of which would be limited as described below in "Illiquid and Restricted Securities"), from time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Fund's Board of Trustees. See "Municipal Lease Obligations" in the Statement of Additional Information for more details.

      o Floating Rate/Variable Rate Obligations. Some of the Municipal Securities the Fund may purchase may have variable or floating interest rates. Variable rates are adjusted at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other credit support arrangements. See "Floating Rate/Variable Rate Obligations" in the Statement of Additional Information for more details.

      o Inverse Floaters and Derivative Investments. The Fund may invest in variable rate bonds known as "inverse floaters." These bonds pay interest at a rate that varies as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. When the yields on short-term tax-exempt bonds go up, the interest rate on the inverse floater goes down. When the yields on short-term tax-exempt bonds go down, the interest rate on the inverse floater goes up. As interest rates rise, inverse floaters produce less current income. Inverse floaters are a type of "derivative security," which is a specially designed investment whose performance is linked to the performance of another security or investment. Some inverse floaters have a "cap" whereby if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund may also invest in municipal derivative securities that pay interest that depends on an external pricing mechanism. Examples are interest rate swaps or caps and municipal bond or swap indices. The Fund anticipates that it would invest no more than 10% of its total assets in inverse floaters.

      o "When-Issued" and "Delayed Delivery" Transactions. The Fund may purchase Municipal Securities on a "when-issued" basis and may purchase or sell Municipal Securities on a "delayed delivery" basis. When the Fund engages in these transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date. When the Fund is the buyer, it will segregate with its custodian cash or high-grade Municipal Securities having a total value equal to the amount of the Fund's purchase commitments until payment is made.

      o Puts and Stand-By Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal obligations held in its portfolio. Under a stand-by commitment or put option, the Fund would have the right to sell specified securities at a specific price on demand to the issuing broker-dealer or bank. The Fund will acquire stand-by commitments or puts solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into repurchase transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements and will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days, because such repurchase agreements may be illiquid (see "Illiquid and Restricted Securities").

      o Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for such loans. The Fund does not intend to lend its portfolio securities; if it does, these loans are limited to not more than 5% of the value of the Fund's total assets and are subject to other conditions described in the Statement of Additional Information. The income from such loans, when distributed by the Fund, will be taxable as ordinary income.


      o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be publicly sold until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). Such securities include:
(i) repurchase agreements maturing in more than seven days; (ii) securities for which market quotations are not readily-available; and (iii) certain municipal lease obligations that are considered illiquid securities. The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional buyers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


      o Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and municipal bond indices, or enter into interest rate swap agreements. These are referred to as "hedging instruments." The Fund may invest in financial futures contracts and related options on those contracts only as a hedge against anticipated interest rate changes, and the Fund does not intend to use hedging instruments for speculative purposes. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

      The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to establish a position in the securities market as a temporary substitute for purchasing individual securities. The Fund may sell a futures contract or a call option on a futures contract or purchase a put option on such futures contract if the Manager anticipates that interest rates will rise, as a hedge against a decrease in the value of the Fund's portfolio securities. If the Manager anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option on a futures contract, or sell a put option on a futures contract, to protect against an increase in the price of securities the Fund intends to buy.

      Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Writing covered call options may also provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

      o Futures. The Fund may buy and sell financial futures contracts that relate to (1) interest rates (these are referred to as Interest Rate Futures); and (2) municipal bond indices (these are referred to as Municipal Bond Index Futures). These types of Futures are described in "Hedging With Options and Futures Contracts" in the Statement of Additional Information. The Fund may concurrently buy and sell Futures contracts in an attempt to benefit from any outperformance of the Future purchased relative to the performance of the Future sold. The Fund may not enter into futures contracts or purchase related options on futures contracts, for other than bona fide hedging purposes, if immediately after doing so the amount the Fund committed to initial margin plus the amount paid for unexpired options on futures contracts exceeds 5% of the Fund's total assets.


      o Put and Call Options. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). Up to 20% of the Fund's total assets may be subject to calls.



    The Fund may buy puts whether or not it holds the underlying investment in the portfolio. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 20% of the Fund's total assets would have to be segregated to cover put options.


      o Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. The credit risk of an interest rate swap depends on the counterparty's ability to perform.

          Other   Investment   Restrictions.   The  Fund  has  other  investment
     restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

      o borrow money, except from banks for temporary purposes in amounts not in excess of 5% of the value of the Fund's assets; no assets of the Fund may be pledged, mortgaged or hypothecated other than to secure a borrowing, and then in amounts not exceeding 10% of the Fund's total assets; borrowings may not be made for leverage, but only for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous; however, the Fund may enter into when-issued and delayed delivery transactions as described herein;
      o make loans, except that the Fund may purchase or hold debt obligations, repurchase agreements and other instruments and securities it is permitted to own and may lend its portfolio securities and other investments it owns;
      o buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities), if with respect to 75% of its total assets, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own more than 10% of that issuer's voting securities; or
      o invest more than 25% of its total assets in a single industry (although the Fund may invest more than 25% of its assets in a particular segment of the municipal bond market, it will not invest more than 25% of its total assets in industrial revenue bonds in a single industry).

      Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

     Organization and History. The Fund is one of two diversified investment portfolios or "series" of Oppenheimer Municipal Fund (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust in 1986.


      The Trust is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Trust" in the Statement of Additional Information names the Trustees and officers of the Trust and provides more information about them . Although the Fund will not normally hold annual meetings of Fund shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.


      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A Class B and Class C. All three classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Shares are freely transferrable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Please refer to "How the Fund is Managed" in the Statement of Additional Information on voting of shares.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager, and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of December 31, 1997, with more than 3.5 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

      The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success.


     o Portfolio Manager. The Portfolio Manager of the Fund is Caryn Halbrecht, a Vice President of the Manager. She has been the person principally responsible for the day-to-day management of the Fund's portfolio since October, 1993. Ms. Halbrecht was previously a Vice President of Fixed Income Portfolio Management at Bankers Trust.


      o Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.500% of the first $100 million of average annual net assets, 0.450% of the next $150 million, 0.425% of the next $250 million, and 0.400% of average annual net assets over $500 million. The Fund's management fee for its last fiscal year ended September 30, 1997 was 0.50% of average annual net assets for its Class A, Class B and Class C shares.

      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of the Fund's shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. Because the Fund purchases most of its portfolio securities directly from the sellers and not through brokers, it therefore incurs relatively little expense for brokerage. From time to time, however, it may use brokers when buying portfolio securities. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment advisor.

      o The Distributor. The Fund's shares are sold through dealers , brokers and financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes the shares of other Oppenheimer funds and is sub- distributor for funds managed by a subsidiary of the Manager.

      o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover. Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return," "average annual total return," "standardized yield," "dividend yield," "yield" and "tax-equivalent yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different, as a result of the different kinds of expenses each class bears. These returns and yields measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance may help you see how well your Fund has done over time and to compare it to other funds or to a market index.


      It is important to understand that the Fund's total returns and yields represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about indices and other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      o Total Returns. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted at "net asset value" without considering the effect of the sales charge, and those returns would be less if sales charges were deducted.


      o Yield. Different types of yields may be quoted to show performance. Each Class of shares calculates its standardized yield by dividing the annualized net investment income per share from the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class paid for a stated period by the maximum offering price on the last day of the period and annualizing the result. Yields for Class A shares normally reflect the deduction of the maximum initial sales charge, but may also be shown without deducting sales charge. Yields for Class B and Class C shares do not reflect the deduction of the contingent deferred sales charge. Tax-equivalent yield is the equivalent yield that would be earned in the absence of income taxes. It is calculated by dividing that portion of the yield that is tax-exempt by a factor equal to one minus the applicable tax rate.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended September 30, 1997, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

      o Management's Discussion of Performance. During the past fiscal year ended September 30, 1997, the Fund's performance was affected by an overweighting in a diversified portfolio of slightly lower-quality credits, which added yield. The second factor was the qualification of several Triple B-rated bonds for insurance. This insurance raises the credit worthiness of the bond, boosting its price. Further, an overweighting in non-callable securities, which perform better than callable securities when interest rates are falling added yield to the portfolio during this period. Lastly, the portfolio was able to enjoy several credit-quality upgrades in the hospital sector. The Fund's portfolio holdings, allocations and strategies are subject to change.

      o Comparing the Fund's Performance to the Market. The graphs below shows the performance of a hypothetical $10,000 investment in each class of shares of the Fund held from the inception of the Class until September 30, 1997. In the case of Class A shares, performance is measured over a ten-year period, in the case of Class B shares from the inception of the class on September 11, 1995, and in the case of Class C shares, from the inception of the class on December 1, 1993.


     The Fund's performance is compared to that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, the Fund's performance data reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in any one index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

Class A Shares
Comparison   of   Change   in   Value   of   $10,000   Hypothetical
Investments
in:
Oppenheimer  Intermediate  Municipal  Fund  (Class  A)  and  Lehman
Bros.
Muni Bond Index

                              [graph]

Average  Annual  Total  Returns  of Class A  Shares  of the Fund at

 9/30/971

1 Year          5 Years        Life
-------------------------------------------------------------------

4.91%           5.42%           8.15%


Class B Shares
Comparison   of   Change   in   Value   of   $10,000   Hypothetical
Investments
in:
Oppenheimer  Intermediate  Municipal  Fund  (Class  A)  and  Lehman
Bros.
Muni Bond Index

                              [graph]

Average  Annual  Total  Returns  of Class B  Shares  of the Fund at

 9/30/972

                Life
-------------------------------------------------------------------

            3.88%         5.19%



Class C Shares
Comparison   of   Change   in   Value   of   $10,000   Hypothetical
Investments
in:
Oppenheimer  Intermediate  Municipal  Fund  (Class  C)  and  Lehman
Bros.
Muni Bond Index

                              [graph]

Cumulative  Total  Returns  of  Class  C  Shares  of  the  Fund  at

 9/30/973

1 Year                         Life
------------------------------------------------------------------

6.85%                         4.63%

Total returns and the ending account values in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. The performance information for the Lehman Brothers Municipal Bond Index in the Class B graph begins on 8/31/95 and the Class C graph begins on 11/30/93.

1The inception date of the Fund (Class A shares) was 11/11/86. Class A returns are shown net of the applicable 3.50% maximum initial sales charge. 2Class B shares of the Fund were first publicly offered 9/11/95. The average annual total returns reflect reinvestment of all dividends and capital gains distributions are shown net of the applicable 4% and 3% contingent deferred sales charges, respectively, for the one year period and life-of-the-class. The ending account value in the graph is net of the applicable 3% sales charge. 3Class C shares of the Fund were first publicly offered on 12/1/93. The one year period is shown net of the applicable 1.0% contingent deferred sales charge.


Past performance is not predictive of future performance. Graphs are not drawn to same scale.


A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


      o Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.


      o Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares" below.

      o Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "Buying Class C Shares" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decisions as to which class of shares is best suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class and considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

      The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares, and not a combination of shares of different classes.


      o How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

      o Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000) because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.


      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C shares (as well as Class B shares) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C shares (and Class B shares). If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

      o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

      o Are There Differences in Account Features That Matter to You? Because some account features such as checkwriting may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares and if you are considering using your shares as collateral for a loan, that may be a factor to consider.


      o How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charge and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

      There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o How Are Shares Purchased? You can buy shares several ways --through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders.
  When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

      o Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.

     o Payment by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and to receive further instructions.


      o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds or to transmit dividends and distributions. Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.


      o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.



      o At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

      If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


Special Sales Charge Arrangements for Certain Persons. Appendix A in this prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                          Front-End       Front-End
                          Sales Charge    Sales Charge   Commission
                          as a            as a           as
                          Percentage      Percentage     Percentage
                          of Offering     of Amount      of
Offering
Amount of Purchase        Price           Invested       Price

-------------------------------------------------------------------

Less than $100,000        3.50%           3.63%          3.00%

-------------------------------------------------------------------

$100,000 or more but less 3.00%           3.09%          2.50%
than $250,000
-----------------------------------------------------------------------

$250,000 or more but less 2.50%           2.56%          2.00%
than $500,000
-----------------------------------------------------------------------
$500,000 or more but less 2.00%           2.04%          1.50%
than $1 million

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

      o Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions on those non- retirement plan purchases in an amount equal to the sum of 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.


      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge. In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 12 calendar months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.


      o Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.

     Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.


      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.


     o Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.


      o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.


      Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o the Manager or its affiliates;


      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates; and retirement plans established by them for their employees;


      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;


      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts; or for retirement plans for their employees;


      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);


      o dealers, brokers, banks or registered investment advisers advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares);

      o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);


      o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;


     o accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts; or


      o any unit investment trust that has entered into an appropriate agreement with the Distributor.

      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;
      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
Distributor;

      o shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;
      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholders Account Rules and Policies," below); or

      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);
      o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);


      o Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.


Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.


      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the six-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                       Contingent Deferred
                                       Sales Charge
Years Since Beginning of Month in      On Redemptions in That Year
which Purchase Order Was Accepted      (As % of Amount  Subject  to
Charge)
-----------------------------------------------------------------------
0-1                                    4.0%
-----------------------------------------------------------------------
1-2                                    3.0%
-----------------------------------------------------------------------
2-3                                    2.0%
-----------------------------------------------------------------------
3-4                                    2.0%
-----------------------------------------------------------------------
4-5                                    1.0%
-----------------------------------------------------------------------
5 and following                        None

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


     o Automatic  Conversion  of Class B Shares.  72 months after you  purchase  Class B shares,  those  shares will  automatically convert to Class A shares. This conversion feature relieves Class
B shareholders  of the  asset-based  sales charge that applies to
Class B shares under the Class B  Distribution  and Service Plan, described  below.  The  conversion  is based on the  relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares
that  were  acquired  by  the   reinvestment   of  dividends  and
distributions  on the converted shares will also convert to Class
A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales
Arrangements  - Class  A,  Class B and  Class  C  Shares"  in the
Statement of Additional Information. Buying Class C Shares. Class
C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.


Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.


      The Distributor currently pays sales commissions of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is 3.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price to dealers from its own resources at the time of sale of Class C shares. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If the Fund terminates either Plan, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated. At September 30, 1997, the end of the Class B Plan year, the Distributor had incurred unreimbursed expenses in connection with sales of Class B shares of $167,478, respectively (equal to 2.18%, respectively, of the Fund's net assets represented by Class B shares on that date). At September 30, 1997, the end of the Class C Plan year, the Distributor had incurred unreimbursed expenses in connection with sales of Class C shares of $186,693, respectively (equal to 1.34%, respectively, of the Fund's net assets represented by Class C shares on that date).




      o Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B and Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemption of shares in the following cases:

      o redemptions from accounts following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established and for disability you must provide evidence of a determination of disability by the Social Security Administration); or


      o shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below.

     Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     o shares sold to the Manager or its affiliates; o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or o shares issued in plans of reorganization to which the Fund is a party.


Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

      o Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

      o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.


Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. In 1998, the Transfer Agent anticipates offering certain account transactions through the Internet Web Site. To find out more information about those transactions and procedures, please visit the Web Site.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis:

      o Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      o Automatic Exchange Plans. You can authorize the Transfer Agent to automatically exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer fund account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.


Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.


How to Sell Shares

      You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day.

Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing, by using the Fund's checkwriting privilege or by telephone. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525- 7048, for assistance.


      o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      o You wish to redeem more than $50,000 worth of shares and receive a check
      o The redemption check is not payable to all shareholders listed on the account statement
      o The redemption check is not sent to the address of record on your account statement
      o Shares are being transferred to a Fund account with a different owner or name
      o Shares  are  redeemed  by  someone  other  than the  owners
(such as an Executor)

     o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

      o Your name
      o The Fund's name
      o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling,
and
      o The signatures of all registered owners exactly as the account is registered, and
      o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270,
Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231


Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but which may be earlier on some days. You may not redeem shares held under a share certificate by telephone.


      o To redeem  shares  through a service  representative,  call
1-
800-852-8457.
      o  To  redeem  shares   automatically   on  PhoneLink,   call
1-800-533-
3310.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that account.


      o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.


      o Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.


      Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.


Selling Shares by Wire. You may request that redemption proceeds of $2,500 or more be wired to a previously designated account at a commercial bank that is a member of the Federal Reserve wire system. The wire will normally be transmitted on the next bank business day after the redemption of shares. To place a wire redemption request, call the Transfer Agent at 1-800-525-7048.
There is a $10 fee for each wire.

Checkwriting. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the previous checkwriting account.

      o Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.

      o Checkwriting privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.

      o Checks must be written for at least $100.

      o Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.

      o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

      o Don't use your checks if you changed your Fund account number.


How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o  Shares  of  the  fund   selected  for  exchange   must  be
available for sale in your state of residence
      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
      o You must meet the minimum purchase requirements for the fund you purchase by exchange
      o Before exchanging into a fund, you should obtain and read its prospectus


      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.


      Exchanges may be requested in writing or by telephone:

     o Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

     o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852- 8457 or by using
PhoneLink for automated exchanges, by calling 1- 800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

      o  Because   excessive   trading  can  hurt  fund   performance  and  harm
shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      o For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Trust's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      o The  Transfer  Agent will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this
Prospectus.

      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.


      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within seven days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by federal funds wire, certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


      o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a current and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service .


      o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

      o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income each regular business day and pays those dividends to shareholders monthly on a date selected by the Board of Trustees. Dividends paid on Class A shares generally are expected to be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher.


     During the Fund's fiscal year ended September 30, 1997, the Fund attempted to pay dividends on its Class A shares at a targeted level above 3-month Treasury bill rates, to the extent that was consistent with the amount of net investment income and other distributable income available from the Fund's portfolio investments. However, the targeted level can change and the amount of each dividend can change from time to time (or there might not be a dividend at all on any class) depending on market conditions, the Fund's expenses, and the composition of the Fund's portfolio. Attempting to pay dividends at a targeted level required the Manager to monitor the Fund's income stream from its investments compared to Treasury bill rates and at times to select higher yielding securities (appropriate to the Fund's investment objectives and restrictions) to try to earn income at the targeted level. This practice did not affect the net asset values of any class of shares. There is no targeted dividend level for Class B or Class C shares. There is no fixed dividend rate and there can be no assurance as to payment of any dividends.


     Capital Gains. Although the Fund does not seek capital gains, the Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions annually in December out of any net short-term or long-term capital gains. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. If net capital losses are realized in any year, they are charged against the principal and not against net investment income, which is distributed regardless of capital gains or losses. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. Short-term capital gains are treated as dividends for tax purposes.

     Distribution  Options.  When  you  open  your  account,   specify  on  your
application how you want to receive your distributions. You have four options:

     o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund. o Reinvest Capital Gains Only. You can elect to reinvest long- term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink. o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.


     o Reinvest Your Distributions in Another Oppenheimer Funds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Dividends paid from net investment income earned by the Fund on Municipal Securities will be excludable from your gross income for Federal income tax purposes. A portion of the dividends paid by the Fund may be an item of tax preference if you are subject to alternative minimum tax. Taxable dividends and distributions are subject to federal income tax and may be subject to state or local taxes. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income. So that the Fund will not have to pay taxes on amounts it distributes to shareholders as dividends and capital gains, the Fund intends to manage its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code, although it reserves the right not to qualify in a particular year.

      o "Buying a Dividend": If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain. To the extent the Fund's dividends include taxable income, you will pay taxes on that portion of the dividend.


      o Taxes on Transactions: Even though the Fund seeks tax-exempt income for distribution to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      o Returns of Capital: In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.


      This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

                            APPENDIX A

  Special Sales Charge Arrangements for Shareholders of the Fund
    Who Were Shareholders of the Former Quest for Value Funds


      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Growth & Income Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax- Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or
(ii) purchased by such shareholder by exchange of shares of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.


Class A Sales Charges

o Reduced  Class A Initial  Sales Charge  Rates for Certain  Former
Quest Shareholders

o Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                  Front-End    Front-End
                  Sales        Sales        Commission
                  Charge       Charge       as
                  as a         as a         Percentage
Number of         Percentage   Percentage   of
Eligible Employeesof Offering  of Amount    Offering
or Members        Price        Invested     Price
---------------------------------------------------------------------
9 or fewer        2.50%        2.56%        2.00%

--------------------------------------------------------------------

At least 10 but not
 more than 49     2.00%        2.04%        1.60%

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on page __ of this Prospectus.

      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.


o  Waiver of Class A Sales Charges for Certain Shareholders

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o  Waiver  of  Class  A   Contingent   Deferred   Sales  Charge  in
Certain Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A,  Class B and  Class C  Contingent  Deferred  Sales  Charge
Waivers

o  Waivers  for  Redemptions  of  Shares  Purchased  Prior to March
6, 1995

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995 in connection with
(i) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (ii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o  Waivers  for  Redemptions  of  Shares   Purchased  on  or  After
March 6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (2) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (3) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

                    APPENDIX TO PROSPECTUS OF
              OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

      Graphic material included in Prospectus of Oppenheimer Intermediate Municipal Fund: "Comparison of Total Return of Oppenheimer Intermediate Municipal Fund and the Lehman Brothers Municipal Bond Index - Change in Value of a $10,000 Hypothetical Investment"


      A linear graph will be included in the Prospectus of Oppenheimer Intermediate Municipal Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in the Fund. In the case of the Fund's class A shares, that graph will cover the ten-year period ended September 30, 1997, in the case of the Fund's Class B shares will cover the period from inception of the class (September 11, 1995) through September 30, 1997 and in the case of the Fund's Class C shares will cover the period from the inception of the class (December 1, 1993) through September 30, 1997. The graph will compare such values with hypothetical $10,000 investments over the time periods indicated below in the Lehman Brothers Municipal Bond Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the Lehman Brothers Municipal Bond Index, is set forth in the Prospectus under "How Has the Fund Performed - Management's Discussion of Performance."


Fiscal Year        Oppenheimer Intermediate      Lehman Brothers
(Period) Ended     Municipal Fund A              Municipal   Bond
Index




9/30/87            $ 9,650                       $10,000
9/30/88            $11,094                       $11,298
9/30/89            $12,152                       $12,279
9/30/90            $12,898                       $13,113
9/30/91            $14,601                       $14,842
9/30/92            $16,220                       $16,394
9/30/93            $17,892                       $18,482
9/30/94            $17,553                       $18,031
9/30/95            $19,096                       $20,051
9/30/96            $20,129                       $21,261
9/30/97            $21,883                       $23,176


Fiscal             Oppenheimer Intermediate      Lehman Brothers
Period Ended       Municipal Fund B              Municipal Bond Index(1)


9/11/95            $10,000                       $10,000
9/30/95            $10,011                       $10,063
9/30/96                            $10,469       $10,671
9/30/97            $11,095                       $11,631



Fiscal             Oppenheimer Intermediate      Lehman Brothers
Period Ended       Municipal Fund C              Municipal Bond Index (2)


12/1/93            $10,000                       $10,000
9/30/94            $ 9,748                       $ 9,824
9/30/95            $10,541                       $10,924
9/30/96            $11,029                       $11,584
9/30/97            $11,894                       $12,627

----------------
(1) Performance information for the Lehman Brothers Municipal Bond Index begins on 8/31/95.
(2) Performance information for the Lehman Brothers Municipal Bond Index begins on 11/30/93.

Oppenheimer Intermediate Municipal Fund
6803 South Tucson Way
Englewood, Colorado  80112
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048


OppenheimerFunds Internet Web Site:
http://www.oppenheimerfunds.com


Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado  80202


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.


 PR0860.001.0198    Printed on Recycled Paper

Oppenheimer Intermediate Municipal Fund

6803 South Tucson Way, Englewood, Colorado  80112
1-800-525-7048


Statement of Additional  Information dated  January 26, 1998



      This Statement of Additional Information of Oppenheimer Intermediate Municipal Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 26, 1998. It should be read together with the Fund's Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


TABLE OF CONTENTS

                                      Page
About the Fund

Investment Objective and Policies............................
     Investment Policies and Strategies......................
     Other Investment Techniques and Strategies..............
     Other Investment Restrictions...........................
How the Fund is Managed .....................................
     Organization and History................................
     Trustees and Officers of the Trust......................
     The Manager and Its Affiliates..........................
Brokerage Policies of the Fund...............................
Performance of the Fund......................................
Distribution and Service Plans...............................
About Your Account
How To Buy Shares............................................
How To Sell Shares...........................................
How To Exchange Shares.......................................
Dividends, Capital Gains and Taxes...........................
Additional Information About the Fund........................
Financial Information About the Fund
Independent Auditors' Report.................................
Financial Statements.........................................
Appendix A (Description of Ratings). ...................... . A-1
Appendix B (Tax-Equivalent Yield Chart)...................... B-1
Appendix C (Industry Classifications)........................ C-1

ABOUT THE FUND

Investment Objective and Policies


Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.


Municipal Securities. There are variations in the security of Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. The yields of Municipal Securities depend on, among other things, general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The market value of Municipal Securities will vary as a result of changing evaluations of the ability of their issuers to meet interest and principal payments, as well as changes in the interest rates payable on new issues of Municipal Securities.

     o Municipal Bonds. The principal classifications of long-term municipal bonds are "general obligation" and "revenue" or "industrial development" bonds.

       o General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     o Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     o Industrial Development Bonds. Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


     o Municipal Notes. Municipal Securities having a maturity when issued of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs and include:

       o Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or business taxes, and are payable from these specific future taxes.

     o Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under the Federal revenue sharing programs.

     o Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

     o Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration.

    o Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

    o Floating Rate/Variable Rate Obligations. Floating rate and variable rate demand notes are tax-exempt obligations which may have a stated maturity in excess of one year, but may include features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of such notes normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the holder. The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no more than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Trust's investment adviser, OppenheimerFunds, Inc. (the "Manager"), may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets the Fund's quality standards.

    |X| Inverse Floaters and Other Derivative Investments. Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuation. Embedded caps hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed the pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

    |X| Municipal Lease Obligations. From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations, generally through the acquisition of certificates of participation, that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate: (1) the frequency of trades and price quotations for such securities; (2) the number of dealers or other potential buyers willing to purchase or sell such securities; (3) the availability of market-makers; and (4) the nature of the trades for such securities. The Manager will also evaluate the likelihood of a continuing market for such securities throughout the time they are held by the Fund and the credit quality of the instrument. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may be applicable to Municipal Securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources; such revenue may be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of the issuing municipality or any of its political subdivisions.

    In addition to the risk of "non-appropriation," municipal lease securities do not yet have a highly developed market to provide the degree of liquidity of conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

    o Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on Municipal Securities. The Tax Reform Act generally does not change the tax treatment of bonds issued to finance governmental operations. Thus, interest on obligations issued by or on behalf of a state or local government, the proceeds of which are used to finance the operations of such governments (e.g., general obligation bonds) continues to be tax-exempt. However, the Tax Reform Act further limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds (other than those specified as "qualified" tax-exempt private activity bonds, e.g., exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, qualified student loan bonds, etc.) is taxable under the revised rules.

    Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. Furthermore, a private activity bond which would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision is applicable primarily to exempt facility bonds, including industrial development bonds. The Fund may not be an appropriate investment for entities which are "substantial users" (or persons related thereto) of such exempt facilities, and such persons should consult their own tax advisers before purchasing shares. A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such investor or the investor's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds. In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds. That value may also be affected by a 1988 U.S. Supreme Court decision upholding the constitutionality of the imposition of a Federal tax on the interest earned on Municipal Securities issued in bearer form.

    A Municipal Security is treated as a taxable private activity bond under a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold. (The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.) Under the test for a private loan restriction, the amount of bond proceeds which may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of Municipal Securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or use of the bond-financed facility. The Fund makes no independent investigation of the issuers of such bonds or their use of proceeds. Should the Fund hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously paid to shareholders.

    The Federal alternative minimum tax is designed to ensure that all taxpayers pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items in arriving at alternative minimum taxable income. The Tax Reform Act, which makes tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations, specifically states that any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of its proportionate share of the interest on such bonds received by the regulated investment company. The Treasury is authorized to issue regulations implementing the provision. The Fund may hold Municipal Securities the interest on which (and thus a proportionate share of the exempt- interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations.


    o Ratings of Municipal Securities. Moody's , S&P's, Fitch's and Duff & Phelps' or other rating organizations ratings (See Appendix A) represent their respective opinions of the quality of the Municipal Securities they undertake to rate. However, such ratings are general and subjective and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields, while Municipal Securities of the same maturity and coupon with different ratings may have the same yield. Investment in lower-quality securities may produce a higher yield than securities rated in the higher rating categories described in the Prospectus (or judged by the Manager to be of comparable quality). However, the added risk of lower quality securities might not be consistent with a policy of preservation of capital.


    o Additional Information About Municipal Securities. From time to time, proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of Municipal Securities for investment by the Fund and the value of the portfolio of the Fund would be affected. At such time, the Board of Trustees of the Trust would re-evaluate the investment objectives and policies of the Fund and possibly submit to shareholders proposals for changes in the structure of the Fund.

Other Investment Techniques and Strategies

     o Hedging With Options and Futures Contracts. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Interest Rate Futures or Municipal Bond Index Futures, (ii) buy puts on such Futures or securities, or (iii) write covered calls on securities held by it, Interest Rate Futures, or Municipal Bond Index Futures. When hedging to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities the Fund may: (i) buy Interest Rate Futures or Municipal Bond Index Futures, or
(ii) buy calls on such Futures or debt securities. Normally, the Fund would then purchase the debt securities and terminate the hedging position.

    The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

     o Writing Covered Calls. As described in the Prospectus, the Fund may write covered calls. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised. The Fund will not write covered call options in an amount exceeding 20% of the value of its total assets.

    The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

    The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options that are traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required from the Fund for such option transactions. OCC will release the securities covering a call on the expiration of the call or when the Fund enters into a closing purchase transaction. Call writing affects the Fund's turnover rate and the brokerage commissions it pays. Commissions, normally higher than on general securities transactions, are payable on writing or purchasing a call.

     o Interest Rate Futures. The Fund may buy and sell futures contracts relating to interest rates ("Interest Rate Futures") and municipal bond indices ("Municipal Bond Index Futures"). An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price to settle the futures transaction, or to enter into an offsetting contract. No monetary amount is paid or received by the Fund on the purchase of an Interest Rate Future. The Fund may concurrently buy and sell Futures contracts in an attempt to benefit from any outperformance of the Future purchased relative to the performance of the Future sold. For example, the Fund might buy Municipal Bond Futures and sell U.S. Treasury Bond Futures (a type of Interest Rate Future). This type of transaction would generally be profitable to the Fund if municipal bonds outperform U.S. Treasury bonds after duration has been considered. Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond to decline about 3%. Risks of this type of Futures transaction, using the example above, would include (1) outperformance of U.S. Treasuries relative to municipal bonds, on a duration- adjusted basis, and (2) duration mismatch, with duration of municipal bonds relative to U.S. Treasuries being greater than anticipated.

    Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

     At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Interest Rate Futures call for the delivery of a specific debt security, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All Futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

    o Municipal Bond Index Futures. A "municipal bond index" assigns relative values to the municipal bonds included in that index, and is used to serve as the basis for trading long-term municipal bond Futures contracts. Municipal Bond Index Futures are similar to Interest Rate Futures except that settlement is made in cash. The obligation under such contracts may also be satisfied by entering into an offsetting contract to close out the futures position. Net gain or loss on options on such Municipal Bond Index Futures depends on the price movements of the securities included in the index. The strategies which the Fund employs regarding Municipal Bond Index Futures are similar to those described above with regard to Interest Rate Futures.

    o Interest Rate Swap Transactions. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

    A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation." The Fund will not invest more than 25% of its assets in interest rate swap transactions and only on securities it owns.

     o Purchasing Puts and Calls. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on Municipal Bond Index Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When the Fund purchases a call on a municipal bond index, Municipal Bond Index Future or Interest Rate Future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

    When the Fund purchases a put, it pays a premium and, except as to puts on municipal bond indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a debt security, Interest Rate Future or Municipal Bond Index Future the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

    An option position may be closed out only on a market which provides trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

    Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

    o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

    Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the Investment Company Act, when the Fund purchases an Interest Rate Future or Municipal Bond Index Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.


    o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).


    o Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling Interest Rate Futures or Municipal Bond Index Futures. The risk is that the prices of such Futures or the applicable index will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

    The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the debt securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     If the Fund uses hedging instruments to establish a position in the debt markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Interest Rate Futures or Municipal Bond Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in such securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the debt securities purchased.


    o When-Issued and Delayed Delivery Transactions. As stated in the Prospectus, the Fund may invest in Municipal Securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities normally occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement extends beyond six months and possibly as long as two years or more beyond trade date. The purchase price and yield are fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from this investment. However, the Fund intends to be as fully invested as possible and will not invest in when- issued securities if its income or net asset value will be materially adversely affected. At the time the Fund makes the commitment to purchase a Municipal Security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value. It will also segregate cash or other liquid Municipal Securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Fund intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons. There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.


     o Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

    In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet credit requirements set by the Trust's Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

    o Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, administrative or other fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Other Investment Restrictions

    The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote of the Fund is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at such meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

    Under these additional restrictions, the Fund cannot:

    (1) invest in real estate, but this shall not prevent the Fund from investing in Municipal instruments or other permissible securities or instruments secured by real estate or interests thereon;

    (2) invest in interests in oil, gas, or other mineral exploration or development programs;

    (3) purchase securities, or other instruments, on margin; however, the Fund may invest in options, futures, options on futures and similar instruments and may make margin deposits and payments in connection therewith;

    (4) make short sales of securities;

    (5) underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio;

    (6) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or other acquisition;

    (7) make investments for the purpose of exercising control of management; or

    (8) purchase securities of any issuer if, to the knowledge of the Fund, its officers and trustees and officers and directors of the Manager who individually own more than 5% of the securities of such issuer together own beneficially more than 5% of such issuer's outstanding securities.

    As a matter of non-fundamental policy, the Fund shall not purchase or retain securities if as a result the Fund would have more than 5% of its total assets invested in securities of private issuers having a record of less than three years' continuous operation (such period may include the operation of predecessor companies or enterprises) or in industrial development bonds if the private entity on whose credit the security is based, directly or indirectly, is less than three years old (including predecessors), unless the security is rated by a nationally-recognized rating service; or invest in common stock or any warrants related thereto.


    For purposes of the Fund's policy not to concentrate described under investment restriction number 4 in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix C to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. Oppenheimer Municipal Fund is a Massachusetts business trust and is composed of two series. The Fund is one of the series. The Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust and/or Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Trust valued at $25,000 or more or holding at least 1% of the Trust's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

    Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class and entitle the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. Shareholders of the Trust vote together in the aggregate on certain matters at shareholders' meetings, such as the election of Trustees and ratification of appointment of auditors for the Trust. Shareholders of a particular series or class vote separately on proposals which affect that series or class, and shareholders of a series or class which is not affected by that matter are not entitled to vote on the proposal. Shareholders of a class vote on certain amendments to the Distribution and/or Service Plans if the amendments affect that class.

    The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Trust or its series or classes into additional series or classes of shares. The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares provided that the proportionate beneficial interest of a shareholder in the Fund and Trust is not changed. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

    The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees And Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. All of the Trustees are also trustees, directors or managing general partners of

Oppenheimer Total Return Fund, Inc.,
Oppenheimer Equity Income Fund, Oppenheimer High Yield Fund, Oppenheimer Integrity Funds,
Oppenheimer Cash Reserves, Oppenheimer Limited-Term Government Fund, The New York Tax-

Exempt Income Fund, Inc., Oppenheimer Champion Income Fund, Oppenheimer Main Street Funds, Inc., Oppenheimer Strategic Income Fund, Oppenheimer Variable Account Funds, Oppenheimer International Bond Fund , Panorama Series Fund, Inc. and Oppenheimer Real Asset Fund; as well as the following "Centennial Funds":
Centennial America Fund, L.P., Centennial Money Market Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt Trust and Centennial California Tax Exempt Trust, (all of the foregoing funds are collectively referred to as the "Denver-based Oppenheimer funds") except for
(i) Ms. Macaskill, who is a Trustee, Director, or Managing General Partner of all the Denver-based Oppenheimer funds, except Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. and Oppenheimer Variable Account Funds, (ii) Mr. Fossel, who is not a trustee of Centennial New York Tax-Exempt Trust or a Managing General Partner of Centennial America Fund, L.P. and (iii) Mr. Bowen, who is not a Trustee, Director or Managing General Partner of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc., Oppenheimer Variable Account Funds, Centennial New York Tax- Exempt Trust and Centennial America Fund, L.P. Ms. Macaskill is President and Mr. Swain is Chairman and Chief Executive Officer of the Denver-based Oppenheimer funds.

    As of December 31, 1997, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund or the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan a trustee and an officer listed below, Ms. Macaskill and Mr. Donohue, respectively, are trustees), other than the shares beneficially owned under the Plan by the officers of the Fund listed above.

ROBERT G. AVIS, Trustee*; Age 66
One North  Jefferson  Ave.,  St.  Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer)  and
A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

WILLIAM A.  BAKER, Trustee; Age  83
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.



GEORGE C. BOWEN, Trustee, Vice President, Treasurer, and Assistant Secretary*; Age 61
6803 South Tucson Way, Englewood, Colorado  80112
Senior Vice President
(since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of
 HarbourView; Senior Vice
President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November
1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

CHARLES CONRAD, JR., Trustee;  Age 67
1501 Quail Street, Newport Beach,  CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly
Vice  President  of  McDonnell  Douglas  Space  Systems   Co.  and
associated with the National Aeronautics and Space Administration.

JON S. FOSSEL, Trustee+; Age 55
P.O. Box 44, Mead Street, Waccabuc, New York  10597
Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education Foundation;
formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition
Corp.   ("OAC"),   the  Manager's  parent  holding  company,   and
Shareholder Services, Inc. ("SSI") and
Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

SAM FREEDMAN, Trustee; Age  57
4975 Lakeshore Drive, Littleton, Colorado  80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.

------------------
*  Trustee who is an "interested person" of the Fund.
+ Not a Trustee of Centennial New York Tax-Exempt Trust nor a Managing General Partner of Centennial America Fund, L.P.


    RAYMOND J.  KALINOWSKI,  Trustee;  Age 68
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company)

C. HOWARD KAST, Trustee; Age 76
2552 East Alameda, Denver, Colorado 80209
Formerly    Managing  Partner of  Deloitte,  Haskins & Sells (an
accounting firm).



ROBERT M.  KIRCHNER, Trustee; Age  76
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

BRIDGET A.  MACASKILL,  President and  Trustee*#;  Age 49 President  (since June
1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director (since October
1990) of OAC;  President  (since  September 1995) and a director (since November
1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July
1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

NED M.  STEEL, Trustee; Age  82
3416  South Race Street, Englewood, Colorado 80110
Chartered  Property and Casualty  Underwriter;   a director
of Visiting  Nurse  Corporation of Colorado

JAMES C. SWAIN, Chairman, Chief Executive Officer and Trustee*; Age 64 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.


-----------------
* Trustee who is an "interested person" of the Fund . # Not a Trustee of Oppenheimer Strategic Income Fund, Oppenheimer Variable Account Funds, Oppenheimer Integrity Funds, Panorama Series Fund, Inc., Centennial New York Tax-Exempt Trust nor a Managing General Partner of Centennial America Fund, L.P.


II. Officers

ANDREW J. DONOHUE, Vice President and Secretary; Age 47 Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice
President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds





CARYN  HALBRECHT,  Vice  President  and Portfolio
Manager; Age 41
Vice President of the Manager (since March 1994); an officer of other Oppenheimer funds; formerly Vice President of Fixed Income Portfolio Management at Bankers Trust.





ROBERT J. BISHOP, Assistant Treasurer; Age 39 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May
1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

SCOTT T. FARRAR, Assistant Treasurer; Age 32 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May
1996); Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October
1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

ROBERT G. ZACK, Assistant Secretary; Age 49
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

     o Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Messrs. Swain and Bowen) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below.

     The compensation from the Fund was paid during its fiscal year ended September 30, 1997. The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1997.


                                               Total Compensation
                          Aggregate            From All
                          Compensation         Denver-based
Name and Position         from Fund            Oppenheimer funds1
-----------------         ------------         ------------------
Robert G. Avis            $427                 $63,501.00

  Trustee


William A. Baker          $587                  77,502.00
  Audit and Review
  Committee
   Ex-Officio Member2
  and Trustee

Charles Conrad, Jr.       $550                  72,000.00
Trustee3





Jon S. Fossel             $0                    63,277.18
Trustee



Sam Freedman              $217                  66,501.00
  Audit and Review Committee
  Member2 and Trustee

Raymond J. Kalinowski     $546                  71,561.00
  Audit and Review Committee
  Member2 and Trustee

C. Howard Kast            $546                  76,503.00
  Audit and Review Committee
  Chairman2 and Trustee

Robert M. Kirchner        $550                  72,000.00
  Trustee3

Ned M. Steel              $427                  63,501.00
  Trustee


----------------------

1  For the 1997 calendar year.

2 Committee positions effective July 1, 1997. 3 Prior to July 1, 1997, Messrs. Conrad and Kirchner were also members of the Audit and Review Committee.

      o Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular amount of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may, without shareholder approval and notwithstanding its fundamental policy restricting investment in other open-end investment companies, as described above on page 12, invest in the funds selected by a Trustee under the plan for the limited purpose of determining the value of the Trustee's deferred fee account.

      o Major Shareholders. As of December 31, 1997, (i) Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive EFL3, Jacksonville, Florida, 32246, owned 49,500.000 Class B shares (representing 7.94% of the Fund's outstanding Class B shares and (ii) Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive EFL3, Jacksonville, Florida, 32246, owned 100,188.000 Class C shares (representing 10.19% of the Fund's outstanding Class C shares). No other person owned of record or was known by the Trust to own beneficially 5% or more of the shares of the Trust as a whole or either class of the Fund's outstanding shares as of that date.

     The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom may also serve as officers of the Fund, and three of whom (Ms. Macaskill, Mr. Swain and Mr. Bowen) serve as Trustees of the Fund.


      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


      |X| Portfolio Management. The portfolio manager of the Fund is Caryn Halbrecht, who is principally responsible for the day-to-day management of the Fund's portfolio. The background of Ms. Halbrecht is described in the Prospectus under "Portfolio Manager." Other members of the Manager's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and corporate fixed-income securities, provide the Fund's portfolio managers with support in managing the Fund's portfolio.

      o The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Trust on behalf of the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses  not  expressly  assumed  by the  Manager  under  the  Investment
Advisory Agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. Expenses with respect to the Trust's two series, including the Fund, are allocated in proportion to the net assets of the respective Funds, except where allocations of direct expenses could be made. Certain expenses are further allocated to certain classes of shares of a series as explained in the Prospectus and under "How to Buy Shares" below. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. During the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, the management fees paid by the Fund to the Manager were $435,665 , $463,582 and $509,834, respectively.

      The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.


      The advisory agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies, for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

     o The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor, OppenheimerFunds Distributor, Inc., acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, excluding payments under the Distribution and Service Plans, but including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders) are borne by the Distributor.


      During the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, the aggregate sales charges on sales of the Fund's Class A shares were $160,045 , $160,206 and $173,050, respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $62,159 , $85,052 and $75,561 in these respective years. During the Fund's fiscal year ended September 30, 1997, the contingent deferred sales charges collected on the Fund's Class B shares totalled $13,462 and the contingent deferred sales charges collected on Class C shares totalled $8,862, all of which the Distributor retained. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

     o The Transfer Agent. The Fund's Transfer Agent, OppenheimerFunds Services, a division of the Manager, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.


Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The Investment Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the advisory agreement, the Manager is authorized to select brokers other than affiliates that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.


Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the Investment Advisory Agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the Investment Advisory Agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. As most purchases made by the Fund are principal transactions at net prices, the Fund does not incur substantial brokerage costs. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter and purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of orders at the most favorable net prices. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.


      Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Such other funds may purchase or sell the same securities at the same time as the Fund, which could affect the supply and price of such securities. If two or more of such funds purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among such funds.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broadens the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Manager provides information as to the commissions paid to brokers furnishing such services together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Performance of the Fund

Yield and Total Return Information. As described in the Prospectus, from time to time the "standardized yield," "tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations is set forth below. Class B shares were first publicly offered on September 11, 1995. Class C shares were first publicly offered on December 1, 1993.


     The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total returns are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total returns for any given past period are not a prediction or representation by the Fund of future yields or rates of return. The yield and total returns of each class of shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses allocated to the particular class.



      o  Yield

      o  Standardized

Yield. The "standardized yield" (referred to as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below. It is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission , designed to assure uniformity in the way that all funds calculate their yields:


Standardized ~Yield ~ = ~ 2~ [~ (~ {a-b} over cd ~ +~ 1~ ) SUP 6~ -~ 1~ ]

      The symbols above represent the following factors:

      a  =dividends and interest earned during the 30-day period.
      b  =expenses  accrued  for the  period  (net  of any  expense reimbursements).
      c =the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.


     The standardized yield for a 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period. For the 30-day period ended September 30, 1997, the standardized yields for the Fund's classes of shares were as follows:

Without Deducting Sales Charge          With Sales Charge Deducted

Class A:  4.16%                           4.32%
Class B:  3.56%                           N/A
Class C:  3.56%                           N/A

      o Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares adjusts the Fund's current yield, as calculated above, by a stated combined Federal and state tax rate. The tax equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate and adding the result to the portion (if any) of the Fund's current yield that is not tax-exempt. The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Appendix B includes a tax equivalent yield table, based on various effective tax brackets for individual taxpayers. Such tax brackets are determined by a taxpayer's Federal and state taxable income (the net amount subject to Federal and state income tax after deductions and exemptions). The tax-equivalent yield tables assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply and that state income tax payments are fully deductible for income tax purposes. For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. The Fund's tax-equivalent yield for its Class A, Class B and Class C shares for the 30-day period ended September 30, 1997 were 6.89%, 5.89% and 5.89%, respectively, for an individual in the 39.6% Federal tax bracket.

      o Dividend Yield . The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

      Dividend Yield = dividends  paid  x  12/maximum offering price
                                                (payment date)

      The maximum offering price for Class A shares includes the maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge .

      The dividend yields for the 30-day period ended September 30, 1997 were as follows:

Without Deducting Sales Charge          With Sales Charge Deducted

Class A:  5.00%                           5.18%
Class B:  4.42%                           N/A
Class C:  4.42%                           N/A


      o Total Return Information.

      o Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

               LEFT ( {~ERV~} OVER P~ right) SUP
            {1/n}~-1~=~Average~Annual~Total~ Return


      The "average annual total return" on an investment in Class A shares of the Fund for the one , five and ten year periods ended September 30, 1997 were 4.91%, 5.42% and 8.15%, respectively. The "average annual total return" on an investment in Class B shares for the year ended September 30, 1997 was 3.89%. The "average annual total return" on an investment in Class B shares for the period from inception on September 11, 1995 through September 30, 1997 was 5.19%. The "average annual total return" on an investment in Class C shares for the year ended September 30, 1997 was 6.85%, and for the period from inception on December 1, 1993 through September 30, 1997 was 4.63%.


      o Cumulative Total Return. The "cumulative total return" calculation measures the change in the value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                  {ERV~-~P} over P ~ =~Total~Return


      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, payment of contingent deferred sales charge of 5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter is applied, as described in the Prospectus. For Class C shares, the payment of the 1.0% contingent deferred sales charge for the first 12 months is applied, as described in the Prospectus. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The ""cumulative total return" on an investment in Class A shares of the Fund (using the method described above) for the one year , five year and ten year periods ended September 30, 1997 were 4.91%, 30.19% and 118.83%. The cumulative total return on Class B shares for the one year period ended September 30, 1997 was 3.88%. The cumulative total return on Class B shares for the period September 11, 1995 (the inception of the Class) through September 30, 1997 was 10.95%. The cumulative total return on Class C shares for the one year period ended September 30, 1997 was 6.85% and for the period from December 1, 1993 (the inception of the class) through September 30, 1997 was 18.94%. During a portion of the periods for which total returns are shown, the Fund's maximum sales charge rate was higher; as a result, performance returns on actual investments during those periods may be lower than the results shown.

      o Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The "average annual total return at net asset value" on the Fund's Class A shares for the one-year , five-year and ten-year periods ended September 30, 1997 was 8.72%, 6.17% and 8.53%, respectively. The cumulative total return at net asset value for Class A shares for the ten-year period ended September 30, 1997 was 126.78%. The "average annual total return at net asset value" on the Fund's Class B shares from September 11, 1995 (inception of the Class) through September 30, 1997 was 6.11%. The cumulative "total returns at net asst value" on the Fund's Class B shares for the period September 11, 1995 (inception of the Class) through September 30, 1997 was 12.95%. The average annual total return at net asset value for the Fund's Class C shares year ended September 30, 1997 was 7.85%.


      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison before using such information with other investments.


      o Other Performance Comparisons. From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other bond funds, other than money market funds, and (ii) all other intermediate municipal debt funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. From time to time the Fund may include in its advertisement and sales literature performance information about the Fund cited in other newspapers and periodicals such as The New York Times, which may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service . Morningstar ranks mutual funds monthly in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment return. The Fund is ranked among the municipal bond funds. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns available)(depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class's performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class's 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40% respectively, or its combined 3-. 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.


      Investors may also wish to compare the Fund's Class A, Class B or Class C return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.


      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent), or on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by a third party may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others. Distribution and Service Plans


      The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plan for Class C shares, that vote was cast by the Manager as the sole initial holder of Class C shares.

      In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) at no cost to the Fund to make payments to brokers, dealers, or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by Class. All material amendments must be approved by the Independent Trustees.


      While the Plans are in effect, the Treasurer of the Fund is to provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which the payment was made and the identity of each Recipient that received any such payment. The report for the Class B Plan shall also include the Distributor's distribution costs for that quarter, and such costs for previous fiscal periods that have been carried forward, as explained in the Prospectus and below.


     Those reports will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision as to any such selection or nomination is approved by a majority of the Independent Trustees.


      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate allowed under the Plans and set no minimum amount. For the fiscal year ended September 30, 1997, payments under the Class A Plan totaled $207,364, all of which was paid to Recipients, including $26,107 paid to an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Class A Plan will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.


      The Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B and Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance of the service fee payment to the Distributor. Pursuant to the Plans, service fee payments by the Distributor to Recipients will be made (i) in advance for the first year Class B and Class C shares are outstanding, following the purchase of shares, in an amount equal to 0.25% of the net asset value of the shares purchased by the Recipient or its customers and (ii) thereafter, on a quarterly basis, computed as of the close of business each day at an annual rate of 0.25% of the average daily net asset value of Class B and Class C shares held in accounts of the Recipient or its customers.

Payments made under the Class B Plan for the year ended September 30, 1997 totaled $47,538, of which $43,231 was retained by the Distributor as reimbursement for Class B distribution-related expenses and sales commissions. For the year ended September 30, 1997, payments made under the Class C Plan totalled $119,537, of which $52,002 was retained by the Distributor as reimbursement for Class C Distribution-related expenses and sales commissions.


      Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee on such shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and Class C Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan are subject to the limitations imposed by the Rules of Conduct of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

      The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. The Distributor retains the asset-based sales charge on Class B shares outstanding for less than 6 years. As to Class C shares, the Distributor retains the asset-based sales charge during the first year shares are outstanding and pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for more than a year or more. Such payments are made to the Distributor in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees, as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

ABOUT YOUR ACCOUNT

How To Buy Shares

     Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

      The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on such Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees,
(iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and Service Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.


     Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open by dividing the value of the Fund's net assets attributable to that Class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Dealers other than Exchange members may conduct trading in Municipal Securities on certain days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      The Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask"asked" prices determined by a portfolio pricing service approved by the Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (ii) a non-money market fund will value (a) debt instruments that had a maturity of more than 397 days when issued, (b) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days, and (c) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less , at the mean between "bid" and "ask"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;
(iii) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discounts; and (iv) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (i) and (ii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.


      In the case of Municipal Securities, U.S. Government securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved (such as the tax-exempt status of the interest paid by Municipal Securities). The Manager may use pricing services approved by the Board of Trustees to price any of the types of securities described above. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


      Puts, calls, Interest Rate Futures and Municipal Bond Index Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "asked" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "asked" price is available).


      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call or put.


In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day after such Federal Funds are received. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

         Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, parents, grandparents, parents-in-law, brothers and sisters, sons- and daughters-in-law, siblings, and a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews. Relations by virtue of a remarriage (step-children, step-parents, etc.) are included.


     o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:


Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer California Municipal Fund Oppenheimer Intermediate Municipal Fund Oppenheimer Insured Municipal Fund Oppenheimer Main Street California Municipal Fund Oppenheimer Florida Municipal Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Discovery Fund Oppenheimer Capital Appreciation Fund Oppenheimer Growth Fund Oppenheimer Equity Income Fund Oppenheimer Multiple Strategies Fund Oppenheimer Total Return Fund, Inc.
Oppenheimer  Main  Street  Income & Growth  Fund  Oppenheimer  High  Yield  Fund
Oppenheimer Champion Income Fund Oppenheimer Bond Fund Oppenheimer U.S. Government Trust Oppenheimer Limited-Term Government Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Strategic Income Fund Oppenheimer International Bond Fund Oppenheimer Enterprise Fund Oppenheimer International Growth Fund Oppenheimer Developing Markets Fund Oppenheimer Real Asset Fund Oppenheimer International Small Company Fund Oppenheimer MidCap Fund Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Small Cap Value Fund Oppenheimer Quest Growth & Income Value Fund Oppenheimer Quest Officers Value Fund Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer Disciplined Allocation Fund Oppenheimer Disciplined Value Fund Oppenheimer LifeSpan Balanced Fund Oppenheimer LifeSpan Income Fund Oppenheimer LifeSpan Growth Fund Rochester Fund Municipals Oppenheimer Bond Fund For Growth Limited-Term New York Municipal Fund


and the following "Money Market Funds":


Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.


      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).


      o Letters of Intent. A Letter of Intent (referred to as a "Letter") is the investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares to be purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.


      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen- month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired in exchange for either (i) Class A shares sold with a front-end sales charge of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.


      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.


Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.


      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      By choosing the Checkwriting privilege, whether you do so by signing the Account Application or by completing a Checkwriting card, the individuals signing (1) represent that they are either the registered owner(s) of the shares of the Fund, or are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s); (2) authorize the Fund, its Transfer Agent and any bank through which the Fund's drafts ("checks") are payable (the "Bank"), to pay all checks drawn on the Fund account of such person(s) and to effect a redemption of sufficient shares in that account to cover payment of such checks; (3) specifically acknowledge(s) that if you choose to permit a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from an account even if that account is registered in the names of more than one person or even if more than one authorized signature appears on the Checkwriting card or the Application, as applicable; and (4) understand(s) that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Bank and neither shall incur any liability for such amendment or termination or for effecting redemptions to pay checks reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.

How to Sell Shares

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      o Selling Shares by Wire. The wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

         o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholders to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.


      o Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Trust may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.


     Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchase subject to an initial sales charge or Class A contingent deferred sales charge which was paid, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. This reinvestment privilege does not apply to Class C shares. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally that is 4:00 p.m., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption documents as described in the Prospectus.


Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under such plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional shares of Class A shares while maintaining automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund which only offers Class A and Class B shares, (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.


      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds . Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.



      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.


      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 12 months of the end of the calendar month of the initial purchase of the exchanged Class A shares (18 months if the shares were initially purchased prior to May 1, 1997), the Class A contingent deferred sales charge is imposed on the redeemed shares. (See "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.


      When exchanging shares by telephone, a shareholder must either have an existing account in, or have obtained and acknowledged receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.


     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order. Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be paid with respect to shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If a shareholder redeems all shares in an account, all dividends accrued on shares held in that account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.


Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt- interest dividends which are derived from net investment income earned by the Fund on Municipal Securities will be excludable from gross income of shareholders for Federal income tax purposes. Net investment income includes the allocation of amounts of income from the Municipal Securities in the Fund's portfolio which are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends made during the Fund's tax year. Such designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period. A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. All of the Fund's dividends (excluding capital gains distributions) paid during 1997 were exempt from Federal personal income taxes. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund. Corporate shareholders and "substantial users" of facilities financed by Private Activity Municipal Securities should see "Private Activity Municipal Securities."


      A shareholder receiving a dividend from income earned by the Fund from one or more of: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities); (2) income from securities loans; or (3) an excess of net short-term capital gain over net long-term capital loss from the Fund, treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested. The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      Long-term capital gains distributions, if any, are taxable as long-term capital gains whether received in cash or reinvested and regardless of how long Fund shares have been held. Dividends paid by the Fund derived from net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested. For information on "backup withholding" on taxable dividends, see "How To Sell Shares." Interest on loans used to purchase shares of the Fund may not be deducted for Federal income tax purposes. Under rules used by the Internal Revenue Service to determine when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year. For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation, will receive no tax deduction for payments of dividends and distributions made to shareholders and would be unable to pay "exempt-interest" dividends as discussed above.

      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. The Board and the Manager might determine in a particular year that it might be in the best interest of shareholders for the Fund not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.


Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or distributions in shares of the same class of any of the other Oppenheimer funds (other than Oppenheimer Cash Reserves) listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either must have an existing account in the fund selected for investment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and distributions from other Eligible Funds may be invested in shares of this Fund on the same basis.


Additional Information About the Fund

     The Custodian. The Custodian of the assets of the Fund is Citibank, N.A. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Such uninsured balances may at times be substantial.

Independent Auditors. The independent auditors of the Fund audit the Manager's and the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

==============================================================================
The Board of Trustees and Shareholders of
Oppenheimer Intermediate Municipal Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Intermediate Municipal Fund as of September 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1997 and 1996, and the financial highlights for the period October 1, 1992 to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Intermediate Municipal Fund at September 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
October 21, 1997

STATEMENT OF INVESTMENTS September 30, 1997

                                                     RATINGS:
                                                     MOODY'S/
                                                     S&P/FITCH       FACE               MARKET VALUE
                                                     (UNAUDITED)     AMOUNT             SEE NOTE 1
===================================================================================================
MUNICIPAL BONDS AND NOTES 106.6%
---------------------------------------------------------------------------------------------------
ALASKA--1.0%
North Slope Borough, AK GOB, Series B,
FSA Insured, 7.50%, 6/30/01                          Aaa/AAA        $1,000,000          $ 1,111,650
---------------------------------------------------------------------------------------------------
CALIFORNIA--16.2%
Berkeley, CA HF RRB, Alta Bates Medical
Center, Series A, 6.50%, 12/1/11                     A2/A+           3,000,000            3,368,820
---------------------------------------------------------------------------------------------------
CA SCDAU Revenue COP, Cedars-Sinai
Medical Center, MBIA Insured, 6.50%, 8/1/12          Aaa/AAA         1,000,000            1,159,730
---------------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP,
Cedars-Sinai Medical Center, 5.40%, 11/1/15          A1/NR           4,000,000            3,900,680
---------------------------------------------------------------------------------------------------
Long Beach, CA Aquarium of the Pacific RB,
Series 1995-A, 5.75%, 7/1/05                         NR/BBB          1,500,000            1,579,320
---------------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A,
MBIA Insured, 5.95%, 8/1/10                          Aaa/AAA         1,000,000            1,113,250
---------------------------------------------------------------------------------------------------
Riverside Cnty., CA Refunding COP, Air Force
Village West, Inc., Series A, 8.125%, 6/15/12        NR/NR           2,290,000            2,496,352
---------------------------------------------------------------------------------------------------
Sacramento, CA Cogeneration Authority RB,
Procter & Gamble Project, 6.375%, 7/1/10             NR/BBB-         1,100,000            1,199,220
---------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency Toll Road CAP RRB, Series A,
MBIA Insured, Zero Coupon, 5.25%, 1/15/11(1)         Aaa/AAA         5,450,000            2,754,648
                                                                                        -----------
                                                                                         17,572,020

---------------------------------------------------------------------------------------------------
COLORADO--1.5%
Denver, CO City & Cnty. Airport RB,
Series A, 7%, 11/15/99                               Baa2/BBB        1,000,000            1,053,580
---------------------------------------------------------------------------------------------------
Meridian Metropolitan District, CO GORB,
7.50%, 12/1/11                                       A3/NR             500,000              549,490
                                                                                        -----------
                                                                                          1,603,070

---------------------------------------------------------------------------------------------------
CONNECTICUT--4.1%
CT DAU RB, Mystic Marinelife Aquarium
Project, Series A, 6.875%, 12/1/17                   NR/NR           1,000,000            1,043,490
---------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe
Special RB, Series A, 6.50%, 9/1/05(2)               Baa3/BBB        2,500,000            2,763,275
---------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe
Special RB, Sub. Lien, Series B, 5.60%, 9/1/09(2)    Baa3/NR           600,000              609,888
                                                                                        -----------
                                                                                          4,416,653





                   8 Oppenheimer Intermediate Municipal Fund

                                                     RATINGS:
                                                     MOODY'S/
                                                     S&P/FITCH       FACE              MARKET VALUE
                                                     (UNAUDITED)     AMOUNT            SEE NOTE 1
---------------------------------------------------------------------------------------------------
FLORIDA--2.9%
FL HFA RRB, MH, Series C, 6%, 8/1/11                 NR/AAA         $1,000,000           $1,059,600
---------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST RB,
Series A, 6.30%, 5/1/02                              NR/NR           2,000,000            2,044,240
                                                                                        -----------
                                                                                          3,103,840

---------------------------------------------------------------------------------------------------
GEORGIA--2.0%
GA MEAU RRB, Project One, Sub. Lien,
Series B, AMBAC Insured, 6%, 1/1/06                  Aaa/AAA/AAA     2,000,000            2,186,000
---------------------------------------------------------------------------------------------------
ILLINOIS--8.2%
Chicago, IL BOE GOB, School Reform Project,
MBIA Insured, 6.25%, 12/1/11                         Aaa/AAA         1,000,000            1,131,190
---------------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District No.
508 Chicago COP, FGIC Insured, 8.75%, 1/1/03         Aaa/AAA         2,250,000            2,691,855
---------------------------------------------------------------------------------------------------
Cook Cnty., IL Community College
District No. 508 Lease COP, Series C,
MBIA Insured, 7.70%, 12/1/07                         Aaa/AAA         1,000,000            1,238,760
---------------------------------------------------------------------------------------------------
IL HFAU RRB, Franciscan Sisters Health Care
Project, Series C, MBIA Insured, 6%, 9/1/09          Aaa/AAA         2,000,000            2,129,280
---------------------------------------------------------------------------------------------------
Southwestern IL DAU Hospital RB,
St. Elizabeth Medical Center, 8%, 6/1/10             NR/A              500,000              540,925
---------------------------------------------------------------------------------------------------
Waukegan, IL GOB, MBIA Insured,
7.50%, 12/30/03                                      A1/NR           1,000,000            1,145,080
                                                                                        -----------
                                                                                          8,877,090

---------------------------------------------------------------------------------------------------
INDIANA--1.2%
IN Bond Bank RB, State Revolving Fund
Program, Series A, 6.875%, 2/1/12                    NR/A            1,135,000            1,274,083
---------------------------------------------------------------------------------------------------
LOUISIANA--1.0%
LA GOB, Series A, AMBAC Insured, 8%, 5/1/99          Aaa/AAA/AAA     1,000,000            1,062,180
---------------------------------------------------------------------------------------------------
MAINE--1.2%
ME Educational LMC Student Loan RRB,
Series A-4, 6.05%, 11/1/04                           Aaa/NR            750,000              785,767
---------------------------------------------------------------------------------------------------
ME SHAU RB, Mtg. Purchase Project,
Series A, 7.50%, 11/15/22                            Aaa/AAA           500,000              529,950
                                                                                        -----------
                                                                                          1,315,717

---------------------------------------------------------------------------------------------------
MARYLAND--0.4%
Howard Cnty., MD COP, Series A, 8.05%, 2/15/21       Aa1/AA+           350,000              481,043





                   9 Oppenheimer Intermediate Municipal Fund

                                                     RATINGS:
                                                     MOODY'S/
                                                     S&P/FITCH       FACE               MARKET VALUE
                                                     (UNAUDITED)     AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------
MICHIGAN--8.5%
Detroit, MI GORB, Series B,
FGIC Insured, 7%, 4/1/04                             Aaa/AAA        $2,000,000          $ 2,275,560
---------------------------------------------------------------------------------------------------
MI Hospital FAU RRB, Detroit Medical Group,
Series A, AMBAC Insured, 5%, 8/15/05                 Aaa/AAA/AAA     2,180,000            2,232,603
---------------------------------------------------------------------------------------------------
MI Hospital FAU RRB, Greater Detroit
Sinai Hospital, Series 1995, 6%, 1/1/08              Baa2/NR/BBB     2,500,000            2,584,825
---------------------------------------------------------------------------------------------------
MI Strategic Fund SWD RRB, Genesee Power
Station Project, 7.50%, 1/1/21                       NR/NR           2,000,000            2,125,240
                                                                                        -----------
                                                                                          9,218,228

---------------------------------------------------------------------------------------------------
NEBRASKA--1.9%
NE Higher Education Loan Program,
Series A-6, 5.90%, 6/1/03                            A/NR/A          2,000,000            2,082,240
---------------------------------------------------------------------------------------------------
NEW MEXICO--0.5%
NM Hospital Equipment Loan Council RB,
San Juan Regional Medical Center, Inc.
Project, 7.90%, 6/1/11                               A3/NR             500,000              569,285
---------------------------------------------------------------------------------------------------
NEW YORK--15.5%
NYC GOB, Prerefunded, Series F,
8.40%, 11/15/07                                      Aaa/AAA         2,140,000            2,508,765
---------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series H,
7.20%, 2/1/15                                        NR/BBB+/A-      1,200,000            1,352,976
---------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance,
Series F, 8.40%, 11/15/07                            Baa1/BBB+         360,000              412,243
---------------------------------------------------------------------------------------------------
NYC GORB, Series A, AMBAC Insured,
7%, 8/1/07                                           Aaa/AAA         2,000,000            2,349,240
---------------------------------------------------------------------------------------------------
NYC GORB, Series B, AMBAC Insured,
6.20%, 8/15/06                                       Aaa/AAA         1,500,000            1,663,245
---------------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One
Group Assn. Project, 6%, 1/1/08                      A/A/A-          2,000,000            2,123,980
---------------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One
Group Assn. Project, 6.10%, 1/1/09                   A/A/A-          2,000,000            2,123,480
---------------------------------------------------------------------------------------------------
NYC Municipal Assistance Corp. RRB,
Series L, 6%, 7/1/04                                 Aa2/AA-/AA      1,000,000            1,090,080
---------------------------------------------------------------------------------------------------
NYS GORB, 7.80%, 11/15/99                            A/A-            1,000,000            1,076,480
---------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF, Series A,
6.375%, 11/1/04                                      Baa/BBB+        2,000,000            2,193,520
                                                                                        -----------
                                                                                         16,894,009





                   10 Oppenheimer Intermediate Municipal Fund

                                                     RATINGS:
                                                     MOODY'S/
                                                     S&P/FITCH       FACE               MARKET VALUE
                                                     (UNAUDITED)     AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------
OHIO--2.5%
Cleveland, OH COP, Stadium Project,
AMBAC Insured, 6%, 11/15/09                          Aaa/AAA        $1,000,000          $ 1,106,800
---------------------------------------------------------------------------------------------------
OH Solid Waste RB, Republic Engineered
Steels, Inc. Project, 9%, 6/1/21                     NR/NR           1,600,000            1,663,600
                                                                                        -----------
                                                                                          2,770,400

---------------------------------------------------------------------------------------------------
OKLAHOMA--1.1%
OK Industrial Authority Health Systems RB,
Baptist Medical Center, Series C,
AMBAC Insured, 7%, 8/15/05                           Aaa/AAA/AAA       955,000            1,096,426
---------------------------------------------------------------------------------------------------
Oklahoma Cnty., OK Home FAU RB,
7.65%, 1/1/23                                        NR/AA-            125,000              132,310
                                                                                        -----------
                                                                                          1,228,736

---------------------------------------------------------------------------------------------------
OREGON--1.5%
OR Emerald Peoples Utilities District RRB,
FGIC Insured, 7.20%, 11/1/04                         Aaa/AAA         1,420,000            1,659,739
---------------------------------------------------------------------------------------------------
PENNSYLVANIA--9.2%
PA EDFAU RR RB, Northampton Generating,
Sr. Lien, Series A, 6.40%, 1/1/09                    NR/NR           2,000,000            2,061,740
---------------------------------------------------------------------------------------------------
PA IDAU ED RB, Escrowed to Maturity,
Series A, 6.80%, 7/1/01                              NR/NR/AAA       3,000,000            3,254,400
---------------------------------------------------------------------------------------------------
Philadelphia, PA Hospitals & HEFAU RRB,
Jeanes Health System Project, 6.20%, 7/1/00          Baa3/BBB        1,360,000            1,412,659
---------------------------------------------------------------------------------------------------
Schuylkill Cnty., PA IDAU RR RRB, Schuylkill
Energy Resources, Inc., 6.50%, 1/1/10                NR/NR           3,265,000            3,321,452
                                                                                        -----------
                                                                                         10,050,251

---------------------------------------------------------------------------------------------------
SOUTH CAROLINA--4.8%
Florence Cnty., SC IDV RB, Stone Container
Project, 7.375%, 2/1/07                              NR/NR           1,890,000            2,021,242
---------------------------------------------------------------------------------------------------
Piedmont, SC MPA Electric RRB,
Escrowed to Maturity, 6.05%, 1/1/04                  Aaa/BBB         2,675,000            2,914,546
---------------------------------------------------------------------------------------------------
Richland Cnty., SC Hospital Facilities RB,
Community Provider Pooled Loan Program,
Escrowed to Maturity, Series A, FSA
Insured, 7.125%, 7/1/17                              Aaa/AAA           250,000              276,040
                                                                                        -----------
                                                                                          5,211,828





                   11 Oppenheimer Intermediate Municipal Fund

                                                     RATINGS:
                                                     MOODY'S/
                                                     S&P/FITCH       FACE               MARKET VALUE
                                                     (UNAUDITED)     AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.4%
SD Student Loan Finance RB,
Series A, 5.95%, 8/1/01                              NR/A+          $1,500,000          $ 1,555,155
---------------------------------------------------------------------------------------------------
TENNESSEE--4.1%
Chattanooga-Hamilton Cnty., TN HA RB,
Erlanger Medical Center, Prerefunded,
6.85%, 5/25/21                                       Aaa/AAA         3,000,000            3,310,320
---------------------------------------------------------------------------------------------------
Memphis Shelby Cnty., TN Airport Authority
RRB, Series A, MBIA Insured, 6.25%, 2/15/11(3)       Aaa/AAA         1,000,000            1,109,430
                                                                                        -----------
                                                                                          4,419,750

---------------------------------------------------------------------------------------------------
TEXAS--6.7%
Austin, TX ISD GORB, 7%, 8/1/06                      Aaa/AAA         2,000,000            2,357,880
---------------------------------------------------------------------------------------------------
Humble, TX ISD CAP GORB, Zero Coupon,
5.15%, 2/15/08(1)                                    Aaa/AAA         2,370,000            1,424,133
---------------------------------------------------------------------------------------------------
San Antonio, TX Airport System RRB,
AMBAC Insured, 7.125%, 7/1/05                        Aaa/AAA/AAA     1,000,000            1,144,940
---------------------------------------------------------------------------------------------------
Tarrant Cnty., TX HFDC RB, Texas Health
Resources System, Series A, MBIA
Insured, 5.75%, 2/15/11                              Aaa/AAA         2,230,000            2,370,089
                                                                                        -----------
                                                                                          7,297,042

---------------------------------------------------------------------------------------------------
UTAH--1.9%
Davis Cnty., UT Solid Waste Management &
Recovery RRB, Special Service District,
6.125%, 6/15/09                                      Baa2/BBB+       2,000,000            2,078,500
---------------------------------------------------------------------------------------------------
VERMONT--0.9%
VT SAC Educational Loan RB, Series A-3,
FSA Insured, 6.25%, 6/15/03                          Aaa/AAA           900,000              949,707
---------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.8% WV School Building Authority RB, Prerefunded, Series A, MBIA
Insured,
7.25%, 7/1/15                                        Aaa/AAA           750,000              824,363
---------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--2.0%
DC GORB, Series A, AMBAC Insured,
6.50%, 6/1/06                                        Aaa/AAA/AAA     1,000,000            1,125,360
---------------------------------------------------------------------------------------------------
DC Hospital RRB, Medlantic Healthcare Group,
Series A, MBIA Insured, 6%, 8/15/12                  Aaa/AAA         1,000,000            1,097,360
                                                                                        -----------
                                                                                          2,222,720





                   12 Oppenheimer Intermediate Municipal Fund

                                                     RATINGS:
                                                     MOODY'S/
                                                     S&P/FITCH       FACE               MARKET VALUE
                                                     (UNAUDITED)     AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--3.5%
PR CMWLTH GOB, 6.35%, 7/1/10                         Baa1/A         $1,500,000         $  1,637,145
---------------------------------------------------------------------------------------------------
PR EPAU RB, Series P, 6.75%, 7/1/03                  Baa1/BBB+       2,000,000            2,179,840
                                                                                        -----------
                                                                                          3,816,985
                                                                                        -----------
Total Municipal Bonds and Notes (Cost $111,059,994)                                     115,852,284

                                                     DATE  STRIKE    CONTRACTS
===================================================================================================
CALL OPTIONS PURCHASE--0.1%
---------------------------------------------------------------------------------------------------
U.S. Treasury, 30 yr. Futures, 12/97 Call Opt.       11/97   $118          179               83,906
---------------------------------------------------------------------------------------------------
U.S. Treasury, 30 yr. Futures, 12/97 Call Opt.       11/97   $120           89               15,297
                                                                                        -----------
Total Call Options Purchased (Cost $78,295)                                                  99,203

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $111,138,289)                          106.6%         115,951,487
---------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                     (6.6)          (7,210,913)
                                                                          ----          -----------
NET ASSETS                                                               100.0%        $108,740,574
                                                                         =====         ============

To simplify the listing of securities, abbreviations are used per the table below:

BOE      -- Board of Education                          IDAU    -- Industrial Development Authority
CAP      -- Capital Appreciation                        ISD     -- Independent School District
CDD      -- Community Development District              LMC     -- Loan Marketing Corp.
CMWLTH   -- Commonwealth                                MEAU    -- Municipal Electric Authority
COP      -- Certificates of Participation               MH      -- Multifamily Housing
DAU      -- Development Authority                       MPA     -- Municipal Power Agency
ED       -- Economic Development                        NYC     -- New York City
EDFAU    -- Economic Development Finance Authority      NYS     -- New York State
EPAU     -- Electric Power Authority                    RB      -- Revenue Bonds
FAU      -- Finance Authority                           RR      -- Resource Recovery
GOB      -- General Obligation Bonds                    RRB     -- Revenue Refunding Bonds
GORB     -- General Obligation Refunding Bonds          SAC     -- Student Assistance Corp.
HA       -- Hospital Authority                          SCDAU   -- Statewide Communities Development
HEFAU    -- Higher Educational Facilities Authority                Authority
HF       -- Health Facilities                           SHAU    -- State Housing Authority
HFA      -- Housing Finance Agency                      SPAST   -- Special Asset
HFAU     -- Health Facilities Authority                 SPF     -- Special Facilities
HFDC     -- Health Facilities Development Corp.         SWD     -- Solid Waste Disposal
IDV      -- Industrial Development                      USD     -- Unified School District

1. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,373,163 or 3.10% of the Fund's net assets, at September 30, 1997.

3. When-issued security to be delivered and settled after September 30, 1997.

As of September 30, 1997, securities subject to the alternative minimum tax amounted to $21,087,681 or 19.39% of the Fund's net assets.

See accompanying Notes to Financial Statements.





                  13 Oppenheimer Intermediate Municipal Fund

STATEMENT OF ASSETS AND LIABILITIES September 30, 1997

=================================================================================================
ASSETS
Investments, at value (cost $111,138,289) see accompanying statement                 $115,951,487
-------------------------------------------------------------------------------------------------
Receivables:
Investments sold                                                                        2,185,560
Interest                                                                                1,632,003
Shares of beneficial interest sold                                                        292,136
-------------------------------------------------------------------------------------------------
Other                                                                                      33,317
                                                                                  ---------------
Total assets                                                                          120,094,503

=================================================================================================
LIABILITIES
Bank overdraft                                                                              6,443
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                  10,526,222
Shares of beneficial interest redeemed                                                    361,845
Dividends                                                                                 281,137
Distribution and service plan fees                                                         65,836
Transfer and shareholder servicing agent fees                                               9,345
Other                                                                                     103,101
                                                                                  ---------------
Total liabilities                                                                      11,353,929

=================================================================================================
NET ASSETS                                                                           $108,740,574
                                                                                  ===============
=================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                      $104,053,184
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                       616,172
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                 (741,980)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments Note 3                                       4,813,198
                                                                                  ---------------
Net assets                                                                           $108,740,574
                                                                                  ===============





                   14 Oppenheimer Intermediate Municipal Fund

====================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$87,110,620 and 5,745,793 shares of beneficial interest outstanding)                          $15.16
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                      $15.71
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $7,689,555 and 507,362 shares of beneficial interest outstanding)                          $15.16
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $13,940,399 and 921,116 shares of beneficial interest outstanding)                         $15.13


See accompanying Notes to Financial Statements.





                   15 Oppenheimer Intermediate Municipal Fund

STATEMENT OF OPERATIONS For the Year Ended September 30, 1997

=================================================================================================
INVESTMENT INCOME
Interest                                                                               $6,497,963

=================================================================================================
EXPENSES
Management fees--Note 4                                                                   509,834
-------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                   207,364
Class B                                                                                    47,538
Class C                                                                                   119,537
-------------------------------------------------------------------------------------------------
Shareholder reports                                                                        97,956
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                      94,483
-------------------------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                                    32,933
Class B                                                                                     2,698
Class C                                                                                     4,973
-------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                    25,463
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                14,278
-------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                 3,853
-------------------------------------------------------------------------------------------------
Other                                                                                       6,266
                                                                                       ----------
Total expenses                                                                          1,167,176
Less expenses paid indirectly--Note 4                                                     (11,636)
                                                                                       ----------
Net expenses                                                                            1,155,540

=================================================================================================
NET INVESTMENT INCOME                                                                   5,342,423

=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
Investments                                                                              (160,387)
Closing of futures contracts                                                                8,656
                                                                                       ----------
Net realized loss                                                                        (151,731)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                    3,309,533
                                                                                       ----------
Net realized and unrealized gain                                                        3,157,802

=================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $8,500,225
                                                                                       ==========

See accompanying Notes to Financial Statements.





                   16 Oppenheimer Intermediate Municipal Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED SEPTEMBER 30,
                                                               1997                 1996
===============================================================================================
OPERATIONS
Net investment income                                           $  5,342,423        $ 4,872,668
-----------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (151,731)           635,204
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation              3,309,533           (734,901)
                                                                ------------        -----------
Net increase in net assets resulting from operations               8,500,225          4,772,971

===============================================================================================
DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  Dividends  from net  investment income:
Class A                                                           (4,467,924)        (4,349,156)
Class B                                                             (209,401)           (63,816)
Class C                                                             (533,387)          (407,791)

===============================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial
interest transactions--Note 2:
Class A                                                            1,131,907          2,742,813
Class B                                                            4,656,894          2,744,970
Class C                                                            2,643,754          3,306,779

===============================================================================================
NET ASSETS
Total increase                                                    11,722,068          8,746,770
-----------------------------------------------------------------------------------------------
Beginning of period                                               97,018,506         88,271,736
                                                                ------------        -----------
End of period (including undistributed net investment
income of $616,172 and $658,246, respectively)                  $108,740,574        $97,018,506
                                                                ============        ===========

See accompanying Notes to Financial Statements.





                   17 Oppenheimer Intermediate Municipal Fund

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                                    ----------------------------------------------------------
                            YEAR ENDED SEPTEMBER 30,
                                                    1997        1996         1995         1994          1993
==============================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                $14.69      $14.69       $14.23       $15.34        $15.09
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .80         .79          .79          .72           .77
Net realized and unrealized
gain (loss)                                            .45        (.01)         .42        (1.00)          .70
                                                    ------      ------       ------     --------       -------
Total income (loss) from
investment operations                                 1.25         .78         1.21         (.28)         1.47

--------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                                     (.78)       (.78)        (.75)        (.76)         (.75)
Distributions from net realized gain                    --          --           --           --          (.47)
Distributions in excess of net
realized gain                                           --          --           --         (.07)           --
                                                    ------      ------       ------     --------       -------
Total dividends and distributions
to shareholders                                       (.78)       (.78)        (.75)        (.83)        (1.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $15.16      $14.69       $14.69       $14.23        $15.34
                                                    ======      ======       ======     ========       =======

==============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                   8.72%       5.41%        8.78%       (1.92)%       10.31%

==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                     $87,111     $83,253      $80,535      $83,456       $70,136
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $85,590     $82,217      $79,681      $79,076       $48,915
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 5.35%       5.35%        5.55%        5.05%         5.08%
Expenses(7)                                           1.02%       1.02%        0.98%        1.00%         1.07%(6)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                            31.1%         53%          55%          51%           21%

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.

2. For the period from September 11, 1995 (inception of offering) to September 30, 1995.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.





                   18 Oppenheimer Intermediate Municipal Fund

CLASS B                              CLASS C
----------------------------------   -----------------------------------------
YEAR ENDED SEPTEMBER 30,             YEAR ENDED SEPTEMBER 30,
1997(3)       1996        1995(2)    1997         1996      1995        1994(1)
===============================================================================

 $14.69       $14.69      $14.71      $14.67       $14.67   $14.18     $15.14
-------------------------------------------------------------------------------


    .67          .66         .06         .66          .68      .69        .46

    .46           --        (.02)        .47         (.01)     .43       (.83)
 ------      -------      ------      ------     --------    -----      -----

   1.13          .66         .04        1.13          .67     1.12       (.37)

-------------------------------------------------------------------------------



   (.66)        (.66)       (.06)       (.67)        (.67)    (.63)      (.52)
     --           --          --          --           --       --         --

     --           --          --          --           --       --       (.07)
 ------      -------      ------      ------     --------    -----      -----

   (.66)        (.66)       (.06)       (.67)        (.67)    (.63)      (.59)
-------------------------------------------------------------------------------
 $15.16       $14.69      $14.69      $15.13       $14.67   $14.67     $14.18
 ======      =======      ======      ======     ========   ======     ======

===============================================================================
   7.88%        4.56%       0.83%       7.85%        4.63%    8.13%     (2.54)%

===============================================================================


 $7,690       $2,858        $119     $13,940      $10,908   $7,618     $8,511
-------------------------------------------------------------------------------
 $4,763       $1,440        $ 37     $11,970      $ 9,015   $7,437     $4,686
-------------------------------------------------------------------------------

   4.54%        4.51%       3.87%(5)    4.57%        4.56%    4.64%      3.77%(5)
   1.79%        1.81%       1.54%(5)    1.77%        1.78%    1.88%      2.24%(5)
-------------------------------------------------------------------------------
   31.1%          53%         55%       31.1%          53%      55%        51%


6. The expense ratio was 1.05% net of the voluntary assumption by the Manager.

7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $48,749,221 and $31,937,283, respectively.

See accompanying Notes to Financial Statements.


                   19 Oppenheimer Intermediate Municipal Fund

NOTES TO FINANCIAL STATEMENTS

==============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Intermediate Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income exempt from federal income tax for individual investors that is consistent with the preservation of capital by investing primarily in intermediate term municipal bonds. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term non-money market debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term money market type debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.





                   20 Oppenheimer Intermediate Municipal Fund

==============================================================================
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At September 30, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $742,000, expiring in 2003 and 2004.

------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization on long-term bonds for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

            The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended September 30, 1997, amounts have been reclassified to reflect a decrease in undistributed net investment income of $173,785, a decrease in accumulated net realized loss on investments of $547,316, and a decrease in paid-in capital of $373,531.

------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities using the effective yield method, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                   21 Oppenheimer Intermediate Municipal Fund

==============================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED SEPTEMBER 30, 1997           YEAR ENDED SEPTEMBER 30, 1996
                                   --------------------------------        -----------------------------------
                                   SHARES              AMOUNT              SHARES                 AMOUNT
--------------------------------------------------------------------------------------------------------------
Class A:
Sold                                1,232,638          $ 18,373,341         974,292               $ 14,353,015
Dividends and
distributions reinvested              202,901             3,016,871         203,597                  2,998,589
Redeemed                           (1,357,416)          (20,258,305)       (993,272)               (14,608,791)
                                   ----------          ------------        --------               ------------
Net increase                           78,123          $  1,131,907         184,617               $  2,742,813
                                   ==========          ============        ========               ============

--------------------------------------------------------------------------------------------------------------
Class B:
Sold                                  337,796         $   5,030,661         193,861               $  2,852,627
Dividends and
distributions reinvested                8,821               131,375           2,577                     37,785
Redeemed                              (33,826)             (505,142)         (9,964)                  (145,442)
                                   ----------          ------------        --------               ------------
Net increase                          312,791          $  4,656,894         186,474               $  2,744,970
                                   ==========          ============        ========               ============

--------------------------------------------------------------------------------------------------------------
Class C:
Sold                                  397,151          $  5,901,848         380,233               $  5,600,605
Dividends and
distributions reinvested               27,933               414,837          20,909                    307,116
Redeemed                             (247,738)           (3,672,931)       (176,779)                (2,600,942)
                                   ----------          ------------        --------               ------------
Net increase                          177,346          $  2,643,754         224,363               $  3,306,779
                                   ==========          ============        ========               ============

==============================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At September 30, 1997, net unrealized appreciation on investments of $4,813,198 was composed of gross appreciation of $5,225,559, and gross depreciation of $412,361.

==============================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% on the first $100 million of average annual net assets, 0.45% on the next $150 million, 0.425% on the next $250 million and 0.40% on net assets in excess of $500 million.

            The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

            For the year ended September 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $173,050, of which $75,561 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $133,554 and $57,363, respectively, of which $6,814 was paid to an affiliated broker/dealer for Class B shares.





                   22 Oppenheimer Intermediate Municipal Fund

==============================================================================
During the year ended September 30, 1997, OFDI received contingent deferred sales charges of $13,462 and $8,862, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

           OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended September 30, 1997, OFDI paid $26,107 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

            The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI paid $4,191 to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $43,231 and $52,002, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At September 30, 1997, OFDI had incurred unreimbursed expenses of $167,478 for Class B and $186,693 for Class C.





                   23 Oppenheimer Intermediate Municipal Fund

==============================================================================
5. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

==============================================================================
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other OppenheimerFunds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the year ended September 30, 1997.

                        APPENDIX A

      Descriptions of Ratings Categories

Municipal

Bonds

      |X| Moody's Investor Services, Inc. The ratings of Moody's Investors Service, Inc. ("Moody's") for Municipal Bonds are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Municipal Bonds rated "Aaa" are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than "Aaa" rated Municipal Bonds. The "Aaa" and "Aa" rated bonds comprise what are generally known as "high grade bonds." Municipal Bonds which are rated "A" by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future. Municipal Bonds rated "Baa" are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated Aa1, A1, Baa1, Ba1 and B1 respectively.

      In addition to the alphabetic rating system described above, Municipal Bonds rated by Moody's which have a demand feature that provides the holder with the ability to periodically tender ("put") the portion of the debt covered by the demand feature, may also have a short-term rating assigned to such demand feature. The short-term rating uses the symbol VMIG to distinguish characteristics which include payment upon periodic demand rather than fund or scheduled maturity dates and potential reliance upon external liquidity, as well as other factors. The highest investment quality is designated by the VMIG 1 rating and the lowest by VMIG 4.

      |X| Standard & Poor's Corporation. The ratings of Standard & Poor's Corporation ("S&P") for Municipal Bonds are AAA (Prime), AA (High Grade), A (Good Grade), BBB (Medium Grade), BB, B, CCC, CC, and C (speculative grade). Bonds rated in the top four categories (AAA, AA, A, BBB) are commonly referred to as "investment grade." Municipal Bonds rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues." The rating of A describes "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because, with respect to general obligations bonds, there is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds , debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.



The BBB rating is the lowest "investment grade" security rating. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show variations, with the revenue flow possibly being subject to erosion over time.
 Basic security provisions are no more

than adequate. Management performance could be stronger. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments. Bonds rated "B" have a greater vulnerability to default, but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Bonds rated "CCC" have a current identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Bonds noted "CC" typically are debt subordinated to senior debt which is assigned on actual or implied "CCC" debt rating.

      Bonds rated "C" typically are debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. Bonds rated "D" are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      |X| Fitch. The ratings of Fitch Investors Service, Inc. for Municipal Bonds are AAA, AA, A, BBB, BB, B, CCC, CC, C, DDD, DD, and D. Municipal Bonds rated AAA are judged to be of the "highest credit quality." The rating of AA is assigned to bonds of "very high credit quality." Municipal Bonds which are rated A by Fitch are considered to be of "high credit quality." The rating of BBB is assigned to bonds of "satisfactory credit quality." The A and BBB rated bonds are more vulnerable to adverse changes in economic conditions than bonds with higher ratings. Bonds rated AAA, AA, A and BBB are considered to be of investment grade quality. Bonds rated below BBB are considered to be of speculative quality. The ratings of "BB" is assigned to bonds considered by Fitch to be "speculative." The rating of "B" is assigned to bonds considered by Fitch to be "highly speculative." Bonds rated "CCC" have certain identifiable characteristics which, if not remedied, may lead to default. Bonds rated "CC" are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated "C" are in imminent default in payment of interest or principal. Bonds rated "DDD", "DD" and "D" are in default on interest and/or principal payments. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

     o Duff & Phelps. The ratings of Duff & Phelps are as follows: AAA which are judged to be the "highest credit quality". The risk factors are negligible, being only slightly more than for risk-free US Treasury debt. AA+, AA & AA- High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A+, A & A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. BBB+, BBB & BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. BB+, BB & BB- Below investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. B+, B & B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade. CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments. DD Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments. DP Preferred stock with dividend averages.

Municipal Notes

      |X| Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Notes bearing the designation MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for financing. Notes bearing the designation "MIG-2" are of high quality with ample margins of protection, although not as large as notes rated "MIG ." Such short-term notes which have demand features may also carry a rating using the symbol VMIG as described above, with the designation MIG-1/VMIG 1 denoting best quality, with superior liquidity support in addition to those characteristics attributable to the designation MIG-1.

      |X| S&P's rating for Municipal Notes due in three years or less are SP-1, SP-2, and SP-3. SP-1 describes issues with a very strong capacity to pay principal and interest and compares with bonds rated A by S&P; if modified by a plus sign, it compares with bonds rated
"SP2" AA or AAA by S&P.  SP-2
describes issues with a satisfactory capacity to pay principal and interest, and compares with bonds rated BBB by S&P. SP-3 describes issues that have a speculative capacity to pay principal and interest.

      |X| Fitch's rating for Municipal Notes due in three years or less are F-1+, F-1, F-2, F-3, F-S and D. F-1+ describes notes with an exceptionally strong credit quality and the strongest degree of assurance for timely payment. F-1 describes notes with a very strong credit quality and assurance of timely payment is only slightly less in degree than issues rated F-1+. F-2 describes notes with a good credit quality and a satisfactory assurance of timely payment, but the margin of safety is not as great for issues assigned F-1+ or F-1 ratings. F-3 describes notes with a fair credit quality and an adequate assurance of timely payment, but near-term adverse changes could cause such securities to be rated below investment grade. F-S describes notes with weak credit quality. Issues rated D are in actual or imminent payment default.

Corporate Debt

      The "other debt securities" included in the definition of temporary investments are corporate (as opposed to municipal) debt obligations. The Moody's, S&P and Fitch corporate debt ratings shown do not differ materially from those set forth above for Municipal Bonds.

Commercial Paper

      |X| Moody's The ratings of commercial paper by Moody's are Prime-1, Prime-2, Prime-3 and Not Prime. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

     |X| S&P The ratings of commercial paper by S&P are A-1, A-2, A-3, B, C, and
D. A-1 indicates that the degree of safety regarding timely payment is strong. A-2 indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 indicates an adequate capacity for timely payments. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B indicates only speculative capacity for timely payment. C indicates a doubtful capacity for payment. D is assigned to issues in default.

      |X| Fitch The ratings of commercial paper by Fitch are similar to its ratings of Municipal Notes, above.

                                   Appendix B

                       TAX-EQUIVALENT YIELDS



The equivalent yield tables below compare tax-free income with taxable income under Federal income tax rates effective January 1, 1997. The tables assume that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the Alternative Minimum Tax, and that state income tax payments are fully deductible for Federal income tax purposes. The income tax brackets are subject to indexing in future years to reflect changes in the Consumer Price Index.


Example: Assuming a 4.0% tax-free yield, the equivalent taxable yield would be 6.25% for a person in the 36% tax bracket.


Federal

Effective An Oppenheimer Intermediate Municipal Fund Yield of : TaxablTax 3.00% 3.50% 3.56% 3.88% 4.00% 4.16% 4.29% 4.30% 4.50% Income Bracket Is Approximately
Equivalent To a Taxable Yield of:




JOINT RETURN

Over     Not over

$        $ 41,20015.00%  3.53% 4.12%  4.19% 4.56%4.71% 4.89%  5.05%5.06%
5.29%
$ 41,200 $ 99,60028.00%  4.17% 4.86%  4.94% 5.39%5.56% 5.78%  5.96%5.97%
6.25%
$ 99,600 $151,75031.00%  4.35% 5.07%  5.16% 5.62%5.80% 6.03%  6.22%6.23%
6.52%
$151,750 $271,05036.00%  4.69% 5.47%  5.56% 6.06%6.25% 6.50%  6.70%6.72%
7.03%
$271,050 and abov39.60%  4.97% 5.79%  5.89% 6.42%6.62% 6.89%  7.10%7.12%
7.45%

                         4.82% 6.50%  7.00% 7.50%

                         5.67% 7.65% 8.24% 8.82% 6.69% 9.03%  9.72%10.42%  6.99%
                         9.42%  10.14%10.87%  7.53%  10.16%  10.94%11.72%  7.98%
                         10.76% 11.59%12.42%

SINGLE RETURN

Over     Not over        3.00% 3.50%  3.56% 3.88%4.00% 4.16% 4.29% 4.30%
----     --------
4.50%

$        $ 24,65015.00%  3.53% 4.12%  4.19% 4.56%4.71% 4.89%  5.05%5.06%
5.29%
$ 24,650 $ 59,75028.00%  4.17% 4.86%  4.94% 5.39%5.56% 5.78%  5.96%5.97%
6.25%
$ 59,750 $124,65031.00%  4.35% 5.07%  5.16% 5.62%5.80% 6.03%  6.22%6.23%
6.52%
$124,650 $271,05036.00%  4.69% 5.47%  5.56% 6.06%6.25% 6.50%  6.70%6.72%
7.03%
$271,050 and abov39.60%  4.97% 5.79%  5.89% 6.42%6.62% 6.89%  7.10%7.12%
7.45%



                         4.82% 6.50%  7.00% 7.50%

                         5.67% 7.65% 8.24% 8.82% 6.69% 9.03%  9.72%10.42%  6.99%
                         9.42%  10.14%10.87%  7.53%  10.16%  10.94%11.72%  7.98%
                         10.76% 11.59%12.42%

                            Appendix C

              Municipal Bond Industry Classifications


Electric
Gas
Water
Sewer
Telephone

Adult Living Facilities
Hospital

General Obligation
Special Assessment
Sales Tax

Manufacturing, Non Durables
Manufacturing, Durables

Pollution Control

Resource Recovery

Higher Education
Education

Lease Rental

Non Profit Organization

Highways
Marine/Aviation Facilities

Multi Family Housing
Single Family Housing

Investment  Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203


Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian of Portfolio Securities
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado  80202

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

OPPENHEIMER
Insured Municipal Fund


Prospectus dated  January 26, 1998


Oppenheimer Insured Municipal Fund is a mutual fund with the investment objective of seeking a high level of current income exempt from Federal income tax. The Fund will, under normal market conditions, invest at least 80% of its total assets in Municipal Securities and will invest at least 65% of its total assets in insured Municipal Securities. See "Investment Objective and Policies for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund." While payments of principal and interest on certain securities held by the Fund are insured, neither the market value of those securities nor the net asset value of shares of the Fund is guaranteed, and therefore the Fund's net asset value per share is subject to fluctuations due to changes in the value of its portfolio investments. For more details on the insurance of the Fund's portfolio, see page __.

      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the January 26, 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


                                              OppenheimerFunds logo

     Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


           A B O U T  T H E  F U N D

           Expenses

           A Brief Overview of the Fund

           Financial Highlights

           Investment Objective and Policies

           Investment Risks

           Investment Techniques and Strategies

           How the Fund is Managed

           Performance of the Fund



           A B O U T  Y O U R  A C C O U N T

           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares

           Special Investor Services
           AccountLink
           Automatic Withdrawal and Exchange Plans
           Reinvestment Privilege

           How to Sell Shares
           By Mail
           By Telephone
           Checkwriting

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends, Capital Gains and Taxes

           Appendix A: Special Sales Charge Arrangements

A B O U T  T H E  F U N D

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended September 30, 1997.


      o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," starting on page __, for an explanation of how and when these charges apply.

                          Class A   Class B         Class C
                          Shares    Shares          Shares
-------------------------------------------------------------------------
Maximum Sales Charge      4.75%     None            None
on Purchases (as a % of
offering price)
-------------------------------------------------------------------------

Maximum Deferred Sales None(1) 5% in the first 1% if shares are Charge (as a % of the lower year, declining redeemed within of the original offering to 1% in the 12 months of price or redemption sixth year and purchase(2) proceeds) eliminated thereafter(2)
-------------------------------------------------------------------------
Maximum Sales Charge on   None      None            None
Reinvested Dividends
-------------------------------------------------------------------------
Redemption Fee            None(3)   None(3)         None(3)
-------------------------------------------------------------------------
Exchange Fee              None      None            None


-------------------
1. If you invest $1 million or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month in which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.


2. See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares," below, for more information on the contingent deferred sales charge.


3. There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by check or by ACH wire through AccountLink, or for which checkwriting privileges are used

(see "How To Sell Shares").


      o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.


                  Annual Fund Operating Expenses
              (as a percentage of average net assets)

                          Class A         Class B        Class C
                          Shares          Shares         Shares
-------------------------------------------------------------------
Management Fees           0.45%           0.45%          0.45%
-------------------------------------------------------------------
12b-1 Plan Fees           0.24%           1.00%          1.00%
-------------------------------------------------------------------

Other Expenses            0.26%           0.26%          0.27%

-------------------------------------------------------------------

Total Fund Operating      0.95%           1.71%          1.72%

  Expenses


      The numbers in the chart above are based upon the Fund's expenses in its last fiscal year ended September 30, 1997. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Plan Fees for Class A shares are Service Plan Fees . For Class B and Class C shares the 12b-1 Plan Fees are Service Plan Fees and asset-based sales charges. The service fee for each class is a maximum of 0.25% of the average annual net assets of the class and the asset-based sales charge s B and Class C shares is 0.75%. These plans are described in greater detail in "How to Buy Shares," below.

      The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.

      o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:


                     1 year    3 years      5 years     10 years(1)
-------------------------------------------------------------------

Class A Shares       $57       $76          $ 98        $159

-------------------------------------------------------------------

Class B Shares       $67       $84          $113        $163

-------------------------------------------------------------------

Class C Shares       $27       $54          $ 93        $203


      If you did not redeem your investment, it would incur the following expenses:

                     1 year    3 years      5 years     10 years(1)
-------------------------------------------------------------------

Class A Shares       $57       $76          $98         $159

-------------------------------------------------------------------

Class B Shares       $17       $54          $93         $163

-------------------------------------------------------------------

Class C Shares       $17       $54          $93         $203

1. In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A Shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.


      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown below.


A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     o What Is The Fund's Investment Objective? The Fund's investment objective is to seek a high level of current income exempt from Federal income tax.

     o What Does the Fund Invest In? To seek its objective, the Fund will, under normal market conditions, invest at least 80% of its assets in Municipal Securities and will invest at least 65% of its assets in insured Municipal Securities. Pre-refunded Municipal Securities will be considered to be insured for this purpose. Pre- refunded Municipal Securities generally are rated in the highest rating category by the various nationally recognized rating organizations because of U.S. government agency collateral set aside to support debt service payments on the bonds. The Fund may also use hedging instruments and some derivative investments to try to manage investment risks. These investments and their risks are more fully explained in "Investment Objective and Policies," starting on page __.


      o Who Manages the Fund? The Fund's investment advisor is OppenheimerFunds, Inc., which (including subsidiaries) manages investment company portfolios having over $75 billion in assets at December 31, 1997. The Manager is paid an advisory fee by the Fund, based on its assets. The Fund's portfolio manager, who is employed by the Manager and who is primarily responsible for the selection of the Fund's securities, is Caryn Halbrecht. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio manager. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

      o How Risky is the Fund? All investments carry risks to some degree. The risk of loss from issuer default is substantially reduced by the Fund's policy of investing in insured Municipal Securities. However, the Fund's investments in municipal bonds are subject to changes in their value from a number of factors such as changes in general bond market movements, the change in value of particular securities because of an event affecting the issuer, or changes in interest rates. These changes affect the value of the Fund's investments and its price per share. In the OppenheimerFunds spectrum, the Fund is more conservative than high yield bond funds, but more risky than money market funds. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, by focusing on insured municipal bonds, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page __ for a more complete discussion of the Fund's investment risks.

      o How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Fund's Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" starting on page __ for more details.

      o Will I Pay a Sales Charge to Buy Shares? The Fund has three classes of shares. All three classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 4.75%, and reduced for larger purchases. Class B shares and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within five years or 12 months of purchase, respectively. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

      o How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer, or by writing a check against your Fund account (available for Class A shares only). Please refer to "How To Sell Shares" on page __. The Fund also offers exchange privileges to the other Oppenheimer funds, described in "How to Exchange Shares," on page __.

      o How Has the Fund Performed? The Fund measures its performance by quoting its yield, tax equivalent yield, average annual total return and cumulative total return, which measure historical performance. Those yields and returns can be compared to the yields and returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad market index, which we have done on pages __ and __. Please remember that past performance does not guarantee future results.


Financial Highlights


      The table on the following pages presents selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended September 30, 1997, is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS                                        CLASS A
                                                            --------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                                            1997        1996        1995         1994
========================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                         $17.07      $16.86      $16.14       $18.06
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .91         .90         .90          .89
Net realized and unrealized gain (loss)                         .63         .20         .71        (1.84)
                                                             ------      ------      ------       ------
Total income (loss) from investment operations                 1.54        1.10        1.61         (.95)
--------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                           (.89)       (.89)       (.89)        (.89)
Distributions from net realized gain                             --          --          --         (.08)
                                                             ------      ------      ------       ------
Total dividends and distributions to shareholders              (.89)       (.89)       (.89)        (.97)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $17.72      $17.07      $16.86       $16.14
                                                             ======      ======      ======       ======
========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                            9.25%       6.67%      10.29%       (5.46)%

========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $91,051     $83,516     $76,691      $67,793
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $86,511     $81,233     $70,650      $66,953
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                          5.25%       5.27%       5.52%        5.23%
Expenses, before voluntary assumption by the Manager(7)        0.95%       1.02%       0.95%        1.05%
Expenses, net of voluntary assumption by the Manager            N/A         N/A         N/A          N/A
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                     76.5%         93%         58%          99%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995. 2. Per share amounts calculated based on the average shares outstanding during the period. 3. For the period from May 3, 1993 (inception of offering) to September 30, 1993. 4. On April 7, 1990, OppenheimerFunds, Inc. became the investment advisor to the Fund. 5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                                                                                       CLASS B
--------------------------------------------------------------------------------       -----------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
1993            1992          1991          1990(4)       1989          1988           1997            1996
==============================================================================================================

   $16.92        $16.17        $15.16        $15.27        $14.96        $13.79         $17.08          $16.87
 -------------------------------------------------------------------------------------------------------------

      .93           .96           .92           .98          1.06          1.07            .76             .77
     1.35           .73          1.01          (.11)          .31          1.17            .65             .20
   ------        ------        ------        ------        ------        ------         ------          ------
     2.28          1.69          1.93           .87          1.37          2.24           1.41             .97
 -------------------------------------------------------------------------------------------------------------

     (.96)         (.91)         (.92)         (.98)        (1.06)        (1.07)          (.76)           (.76)
     (.18)         (.03)           --            --            --            --             --              --
   ------        ------        ------        ------        ------        ------         ------          ------
    (1.14)         (.94)         (.92)         (.98)        (1.06)        (1.07)          (.76)           (.76)
 -------------------------------------------------------------------------------------------------------------
   $18.06        $16.92        $16.17        $15.16        $15.27        $14.96         $17.73          $17.08
   ======        ======        ======        ======        ======        ======         ======          =====
==============================================================================================================
    14.02%        10.74%        13.08%         5.81%         9.37%        16.67%          8.43%           5.87%

==============================================================================================================

  $62,158       $33,751       $23,791       $16,863       $13,105        $8,483        $19,974         $15,983
 -------------------------------------------------------------------------------------------------------------
  $45,949       $27,811       $19,936       $15,145       $11,200        $6,936        $17,309         $14,822
 -------------------------------------------------------------------------------------------------------------

     5.40%         5.81%         5.83%         6.43%         6.87%         7.34%          4.49%           4.50%
     1.18%         1.35%         1.60%         1.62%         2.04%         2.50%          1.71%           1.77%
     1.10%         0.95%         0.91%         0.62%         0.42%         0.13%           N/A             N/A
 -------------------------------------------------------------------------------------------------------------
        7%           47%           67%           62%          142%          141%          76.5%             93%

6. Annualized.
7. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $93,793,427 and $80,614,521, respectively.

FINANCIAL HIGHLIGHTS (CONTINUED)             CLASS B                                      CLASS C
                                             --------------------------------------       ---------------------------------
                                             YEAR ENDED SEPTEMBER 30,                     YEAR ENDED SEPTEMBER 30,
                                             1995         1994             1993(3)        1997(2)     1996           1995(1)
===========================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $16.15       $18.07          $17.33         $17.06      $16.86         $16.72
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .78          .77             .30            .75         .75            .08
Net realized and unrealized gain (loss)          .71        (1.86)            .74            .66         .21            .14
                                              ------       ------          ------         ------      ------         ------
Total income (loss) from investment
operations                                      1.49        (1.09)           1.04           1.41         .96            .22
---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income            (.77)        (.75)           (.30)          (.75)       (.76)          (.08)
Distributions from net realized gain              --         (.08)             --             --          --             --
                                              ------       ------          ------         ------      ------         ------
Total dividends and distributions to
shareholders                                    (.77)        (.83)           (.30)          (.75)       (.76)          (.08)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $16.87       $16.15          $18.07         $17.72      $17.06         $16.86
                                              ======       ======          ======         ======      ======         ======

===========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)             9.47%       (6.20)%          6.04%          8.48%       5.77%          1.30%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $13,341      $11,571          $5,104         $2,554        $924           $211
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $11,987      $ 9,209          $2,298         $1,720        $618           $  1
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                           4.75%        4.43%           3.99%(6)       4.45%       4.38%          4.89%(6)
Expenses, before voluntary assumption by
the Manager(7)                                  1.71%        1.82%           1.96%(6)       1.72%       1.81%          1.07%(6)
Expenses, net of voluntary assumption by
the Manager                                      N/A          N/A             N/A            N/A         N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                        58%          99%              7%          76.5%         93%            58%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995. 2. Per share amounts calculated based on the average shares outstanding during the period. 3. For the period from May 3, 1993 (inception of offering) to September 30, 1993. 4. On April 7, 1990, OppenheimerFunds, Inc. became the investment advisor to the Fund. 5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 6. Annualized. 7. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted. 8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $93,793,427 and $80,614,521, respectively.

Investment Objective and Policies

     Objective. The Fund's investment objective is to provide a high level of current income exempt from Federal income tax.

Investment Policies and Strategies. The Fund will seek to attain its investment objective by investing, under normal market conditions, at least 80% of its assets in Municipal Securities and will invest at least 65% of its assets in insured Municipal Securities. Pre-refunded Municipal Securities will be considered to be insured for this purpose. Pre-refunded Municipal Securities generally are rated in the highest rating category by the various nationally recognized rating organizations because of U.S. government agency collateral set aside to support debt service payments on the bonds.

      The Fund will not invest more than 10% of its total assets in securities which are not investment grade (or if not rated, of comparable quality as determined by the Manager). Investment grade securities are those rated - or are determined by the Manager to be of comparable quality to those rated - within the four highest rating categories of Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or other rating organization.

      Under normal market conditions, no more than 20% of the Fund's total assets will be invested in taxable investments. However, for temporary defensive purposes, the Fund may invest up to 100% of its invested assets in taxable certificates of deposit and commercial paper and taxable or tax-exempt money market instruments. The Fund may purchase Municipal Securities on a "when-issued" basis and may purchase or sell Municipal Securities on a "delayed delivery" basis.

     o Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.


      o Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund generally will not engage in the trading of securities for the purpose of realizing short-term gains, but the Fund may sell securities as the Manager deems advisable to take advantage of differentials in yield to seek to accomplish the Fund's investment objective. While short-term trading increases portfolio turnover and may increase the Fund's transaction costs, the Fund incurs little or no brokerage The "Financial Highlights," above, shows the Fund's portfolio turnover rate during past fiscal years.


Investment Risks

      All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

      o Interest Rate Risk. The values of Municipal Securities will vary as a result of changing evaluations by rating services and investors of the ability of the issuers of such securities to meet their principal and interest payments. Such values will also change in response to changes in interest rates: should interest rates rise, the values of outstanding Municipal Securities will probably decline and (if purchased at principal amount) would sell at a discount; should interest rates fall, the values of outstanding Municipal Securities will probably increase and (if purchased at principal amount) would sell at a premium. Changes in the value of Municipal Securities held in the Fund's portfolio arising from these or other factors will not affect interest income derived from those securities but will affect the Fund's net asset value per share. Insurance on the Municipal Securities of the Fund does not insure against fluctuations in the net asset value of the Fund's shares, and the net asset value will be affected by increases or decreases in prevailing interest rates.

      Generally, securities of longer maturities are subject to greater price fluctuations due to changes in interest rates. There are no restrictions on the maturities of the Municipal Securities in which the Fund may invest. The Fund will seek to invest in Municipal Securities that, in the judgment of the Manager, will provide a high level of current income consistent with the Fund's liquidity requirements, conditions affecting the Municipal Securities market and the cost of the insurance obtainable on such bonds.


      o Insurance. To the extent that Municipal Securities in the Fund's portfolio are insured, they will at all times be fully insured as to the scheduled payment of all installments of interest and principal except, as noted above, for investments made for temporary liquidity and defensive purposes and pending investment in longer term Municipal Securities. This insurance substantially reduces the risks to the Fund and its shareholders from defaults in the portfolio securities owned by it. The municipal securities in the Fund's portfolio that are covered by insurance will be covered by a mutual fund "Portfolio Insurance Policy" issued by Financial Guaranty Insurance Company ("Financial Guaranty"), a "Secondary Market Insurance Policy" or a "New Issue Insurance Policy" obtained by the issuer or the underwriter of the security at the time of its original issuance. If a Municipal Security is already covered by a New Issue Insurance Policy or Secondary Market Insurance Policy, then such security is not required to be additionally insured under a Portfolio Insurance Policy issued by Financial Guaranty. Such New Issue Insurance Policy or Secondary Market Insurance Policy may have been issued by Financial Guaranty or by other insurers.


      Based upon the current composition of the Fund's portfolio, the Manager estimates that the premiums for a Portfolio Insurance Policy will range from 0.2% to 0.4% per annum of average daily net assets. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof. When the Fund purchases a Secondary Market Insurance Policy (see below), the single premium is added to the cost basis of the Municipal Security and is not considered an item of expense for the Fund.

      Any of the policies discussed above insure the scheduled payment of all principal and interest on the Municipal Securities as they fall due. The insurance does not guarantee the market value of the Municipal Securities or the value of the shares of the Fund and, except as described below, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the security, and is not affected by the price paid therefor by the Fund or the market value thereof. Payment of a claim under an insurance policy depends on the claims-paying ability of the insurer and no representation is made by the Fund as to the ability of any insurer to meet its commitments.


      The New Issue Insurance Policies, if any, on the Fund's securities have been obtained by the respective issuers or underwriters of those securities, and all premiums with respect to such securities have been paid in advance by such issuers or underwriters. Such policies are non-cancelable and will continue in force so long as the securities are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the securities insured thereby are outstanding, the insurance may have an effect on the resale value of securities in the Fund's portfolio. Therefore, New Issue Insurance may be considered to represent an element of market value in regard to securities thus insured, but the exact effect, if any, of this insurance on such market value cannot be estimated. The Fund will acquire Municipal Securities subject to New Issue Insurance Policies only if the claims-paying ability of the insurer thereof is rated "AAA" by S&P, or has a similar rating from another rating organization at the date of purchase.


      The Portfolio Insurance Policy obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, Financial Guaranty is in business, and the Municipal Securities described in the policy continue to be held by the Fund. In the event of a sale of any Municipal Security by the Fund or payment thereof prior to maturity because such Municipal Security is called or redeemed, the Portfolio Insurance Policy terminates as to such security.

      The Portfolio Insurance Policy obtained by the Fund is non-cancellable except for failure to pay the premium. Nonpayment of premiums on the Portfolio Insurance Policy obtained by the Fund will, under certain circumstances, result in the cancellation of the Portfolio Insurance Policy and also will permit Financial Guaranty to take action against the Fund to recover premium payments due it. The premium rate for each security covered by the Portfolio Insurance Policy is fixed for the life of the Fund at the time of purchase. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of covered securities during the month. Financial Guaranty cannot cancel coverage already in force with respect to Municipal Securities owned by the Fund and covered by the Portfolio Insurance Policy except for non-payment of premiums. If any insurance for a Municipal Security is canceled, the Manager will determine as promptly thereafter as possible whether that security should be sold by the Fund.

      In determining whether to insure any Municipal Security, Financial Guaranty applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of securities by the Manager. That decision is made prior to the Fund's purchase of such securities. Contracts to purchase securities are not covered by the Portfolio Insurance Policy although securities underlying such contracts are covered by such insurance upon physical delivery of the securities to the Fund or the Fund's Custodian.

      o Secondary Market Insurance. The Fund may at any time purchase from Financial Guaranty a Secondary Market Insurance Policy on any Municipal Security purchased by the Fund that is covered by a Portfolio Insurance Policy. The right of the Fund to obtain a Secondary Market Insurance Policy with respect to a security is in addition to the Portfolio Insurance Policy. However, the coverage and obligation to pay monthly premiums under a Portfolio Insurance Policy with respect to a security would cease with the purchase by the Fund of a Secondary Market Insurance Policy on such security.

      By purchasing a Secondary Market Insurance Policy, the Fund would, upon payment of a single pre-determined premium, obtain insurance against non-payment of scheduled principal and interest for the remaining term of the security, regardless of whether the Fund then owned the security. Such insurance coverage will be noncancelable and will continue in force so long as the security so insured is outstanding. The purpose of acquiring such a policy would be to enable the Fund to sell the Municipal Security to a third party as an "AAA" rated insured security at a market price higher than what otherwise might be obtainable if the security were sold without the insurance coverage. Such rating is not automatic, however, and must specifically be requested from S&P for each security. Such policy likely would be purchased if, in the opinion of the Manager, the market value or net proceeds of a sale of the security so insured would exceed the current value of the security (without insurance) plus the cost of the policy. Any difference between a security's market value as an "AAA" rated security and its market value without such rating, including the single premium cost thereof, would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the portfolio security. The Fund may purchase insurance under a Secondary Market Insurance Policy in lieu of a Portfolio Insurance Policy at any time, regardless of the effect on market value of the underlying Municipal Security, if the Manager believes such insurance would best serve the Fund's interests in meeting its objectives and policies. The Secondary Market Insurance Policy allows the Fund to purchase a Secondary Market Insurance Policy on a security which is currently in default as to payments by the issuer and to sell such security on an insured basis rather than be obligated to hold the defaulted security in its portfolio in order to continue in force the applicable Portfolio Insurance Policy.

      o Financial Guaranty Insurance Company. Financial Guaranty is a New York stock insurance company, with principal offices at 115 Broadway, New York, New York, 10006. "Investment Objective and Policies" in the Statement of Additional Information contains more information on Financial Guaranty.


      o There are special risks in investing in derivative investments. The risks of investing in derivative investments include not only the ability of the issuer of the derivative investment to pay the amount due on the maturity of the investment, but also the risk that the underlying security or investment on which the derivative is based and the derivative itself, may not perform the way the Manager expected it to perform. That can mean that the Fund will realize less income than expected or that it can lose part of its investment. Another risk of investing in derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities. These risks affect the price of the Fund's shares.


      o Hedging instruments can be volatile investments and may involve special risks. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, in writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information.

Investment Techniques and Strategies. The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.


      o Municipal Securities. "Municipal Securities" are municipal bonds, municipal notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other short-term loans, tax-exempt commercial paper and other debt obligations issued by or on behalf of states, the District of Columbia, any commonwealths, territories or possessions of the United States, or their respective political subdivisions, agencies, instrumentalities or authorities, the interest from which is not subject to Federal individual income tax in the opinion of bond counsel to the respective issuer at the time of issue. No independent investigation is or will be made by the Manager as to the users of proceeds of bond offerings or the application of such proceeds.


      The two principal classifications of Municipal Securities are "general obligations" (secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest) and "revenue obligations" (payable only from the revenues derived from a particular facility or class of facilities or a specific excise tax or other revenue source). The Fund may invest in Municipal Securities of both classifications, subject to particular restrictions described below.

      Yields on Municipal Securities vary depending on a variety of factors, including the general condition of the financial markets and of the Municipal Securities market in particular, the size of a particular offering, the maturity of the security and the credit rating of the issuer. Generally, Municipal Securities of longer maturities produce higher current yields but are subject to greater price fluctuation due to changes in interest rates (discussed above), tax laws and other general market factors than are Municipal Securities with shorter maturities. Similarly, lower- rated Municipal Securities generally produce a greater yield than higher-rated Municipal Securities due to a concern that there is a greater degree of risk as to the ability of the issuer to meet principal and interest obligations. "Investment Objective and Policies" in the Statement of Additional Information contains more information about Municipal Securities.


      o Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including (i) certain "Temporary Investments" (described immediately below); (ii) hedging instruments (described in "Hedging" below); (iii) repurchase agreements (explained below).

      In times of unstable economic or market conditions, the Manager may determine that it is appropriate for the Fund to assume a temporary "defensive" position by investing some or all of its assets (there is no limit on the amount) in short-term money market instruments. These Temporary Investments include the taxable investments described above, U.S. government securities, bank obligations, commercial paper, corporate obligations and other instruments approved by the Fund's Board of Trustees. This strategy would be implemented to attempt to reduce fluctuations in the value of the Fund's assets. The Fund may hold Temporary Investments pending the investment of proceeds from the sale of Fund shares or portfolio securities, pending settlement of purchases of Municipal Securities, or to meet anticipated redemptions. To the extent the Fund assumes a temporary defensive position, a portion of the Fund's distributions may be subject to Federal and state income taxes and the Fund may not achieve its objective.


      o Municipal Lease Obligations. The Fund may invest in certificates of participation, which are tax-exempt obligations that evidence the holder's right to share in lease, installment loan or other financing payments by a public entity. Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may be applicable to Municipal Securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources; such revenue may be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of the states or any of their political subdivisions. While some municipal lease securities may be deemed to be "illiquid" securities (the purchase of which would be limited as described below in "Illiquid and Restricted Securities"), from time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Fund's Board of Trustees. See "Municipal Lease Obligations" in the Statement of Additional Information for more details.


       o Floating Rate/Variable Rate Obligations. Some of the Municipal Securities the Fund may purchase may have variable or floating interest rates. Variable rates are adjusted at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 90-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other credit support arrangements. See "Floating Rate/Variable Rate Obligations" in the Statement of Additional Information for more details.

       o Inverse Floaters and Derivative Investments. The Fund may invest in variable rate bonds known as "inverse floaters." These bonds pay interest at a rate that varies as the yields generally available on short-term tax-exempt bonds change. The yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. When the yields on short-term tax-exempt bonds go up, the interest rate on the inverse floater goes down. When the yields on short-term tax-exempt bonds go down, the interest rate on the inverse floater goes up. As interest rates rise, inverse floaters produce less current income. Inverse floaters are a type of "derivative security," which is a specially designed investment whose performance is linked to the performance of another security or investment. Some inverse floaters have a "cap" whereby if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund may also invest in municipal derivative securities that pay interest that depends on an external pricing mechanism. Examples are interest rate swaps or caps and municipal bond or swap indices. The Fund anticipates that it would invest no more than 10% of its total assets in inverse floaters.

      o "When-Issued" and "Delayed Delivery" Transactions. The Fund may purchase Municipal Securities on a "when-issued" basis and may purchase or sell Municipal Securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. When the Fund engages in these transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. When the Fund is the buyer, it will segregate with its custodian Municipal Securities having a total value equal to the amount of the Fund's purchase commitments until payment is made.


      o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into repurchase transactions that will cause more than 25% of its net assets to be subject to repurchase agreements, and will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days, because such repurchase agreements may be illiquid (see "Illiquid and Restricted Securities").


      o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

      o Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions.


         If it does the Fund must receive collateral for such loans. These loans are limited to not more than 5% of the value of the Fund's total assets and are subject to other conditions described in the Statement of Additional Information. The income from such loans, when distributed by the Fund, will be taxable as ordinary income.


      o Puts and Stand-By Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal obligations held in its portfolio. Under a stand-by commitment or put option, the Fund would have the right to sell specified securities at a specific price on demand to the issuing broker-dealer or bank. The Fund will acquire stand-by commitments or puts solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      o Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and municipal bond indices, or enter into interest rate swap agreements. These are referred to as "hedging instruments." The Fund may invest in financial futures contracts and related options on those contracts only as a hedge against anticipated interest rate changes, and the Fund does not intend to use hedging instruments for speculative purposes. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

      The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to establish a position in the securities market as a temporary substitute for purchasing individual securities. The Fund may sell a futures contract or a call option on a futures contract or purchase a put option on such futures contract if the Manager anticipates that interest rates will rise, as a hedge against a decrease in the value of the Fund's portfolio securities. If the Manager anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option on a futures contract, or sell a put option on a futures contract, to protect against an increase in the price of securities the Fund intends to buy.

      Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Writing covered call options may also provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

      o Futures. The Fund may buy and sell financial futures contracts that relate to (1) interest rates (these are referred to as Interest Rate Futures); and (2) municipal bond indices (these are referred to as Municipal Bond Index Futures). These types of Futures are described in "Hedging With Options and Futures Contracts" in the Statement of Additional Information. The Fund may concurrently buy and sell Futures contracts in an attempt to benefit from any outperformance of the Future purchased relative to the performance of the Future sold. The Fund may not enter into futures contracts or purchase related options on futures contracts, for other than bona fide hedging purposes, if immediately after doing so the amount the Fund committed to initial margin plus the amount paid for unexpired options on futures contracts exceeds 5% of the Fund's total assets.


      o Put and Call Options. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.


      The Fund may buy calls only on debt securities, municipal bond indices, Municipal Bond Index Futures and Interest Rate Futures, or to terminate its obligation on a call the Fund previously wrote.


      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). Up to 20% of the Fund's total assets may be subject to calls.

      The Fund may buy puts whether or not it holds the underlying investment in the portfolio.


          Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 20% of the Fund's total assets would have to be segregated to cover put options.


      o Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. The credit risk of an interest rate swap depends on the counterparty's ability to perform.

     Other Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

      o borrow money, except from banks for temporary purposes in amounts not in excess of 5% of the value of the Fund's assets; no assets of the Fund may be pledged, mortgaged or hypothecated other than to secure a borrowing, and then in amounts not exceeding 10% of the Fund's total assets; borrowings may not be made for leverage, but only for liquidity purposes to satisfy redemption requests when the liquidation of portfolio securities is considered inconvenient or disadvantageous; however, the Fund may enter into when-issued and delayed delivery transactions as described herein;
      o make loans, except that the Fund may purchase or hold debt obligations, repurchase agreements and other instruments and securities it is permitted to own and may lend its portfolio securities and other investments it owns;
      o buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities) if with respect to 75% of its total assets, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would then own more than 10% of that issuer's voting securities; or
      o invest more than 25% of its total assets in a single industry (although the Fund may invest more than 25% of its assets in a particular segment of the municipal bond market, it will not invest more than 25% of its total assets in industrial development bonds in a single industry).

      Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

     Organization and History. The Fund is one of two diversified investment portfolios or "series" of Oppenheimer Municipal Fund (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust in 1986.


      The Trust is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Trust" in the Statement of Additional Information names the Trustees and officers of the Trust and provides more information about them . Although the Fund will not normally hold annual meetings of shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.


      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All three classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable. Please refer to "How the Fund is Managed" in the Statement of Additional Information on voting of shares.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager, and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of December 31, 1997, and held in more than 3.5 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

      The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success.


     o Portfolio Manager. The portfolio manager of the Fund is Caryn Halbrecht, a Vice President of the Manager. She has been the person principally responsible for the day-to-day management of the Fund's portfolio since October, 1993. Ms. Halbrecht was previously a Vice President of Fixed Income Portfolio Management at Bankers Trust.

         o Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees: 0.450% of the first $100 million of average annual net assets, 0.400% of the next $150 million, 0.375% of the next $250 million, and 0.350% of net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended September 30, 1997 was 0.45% of average annual net assets for its Class A, Class B and Class C shares.


      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of the Fund's shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.


      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. Because the Fund purchases most of its portfolio securities directly from the sellers and not through brokers, it therefore incurs relatively little expense for brokerage. From time to time, however, it may use brokers when buying portfolio securities. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment advisor.

      o The Distributor. The Fund's shares are sold through dealers , brokers and financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes the shares of other Oppenheimer funds and is sub- distributor for funds managed by a subsidiary of the Manager.

      o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.



Performance of the Fund


Explanation of Performance Terminology. The Fund uses the terms "total return," "average annual total return," "standardized yield," "dividend yield," "yield" and "tax-equivalent yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different, as a result of the different kinds of expenses each class bears. These returns and yields measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance may help you see how well your Fund has done over time and to compare it to other funds or to a market index.


      It is important to understand that the Fund's yields and total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about indices and other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      o Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of the sales charge, and those returns would be less if sales charges were deducted.


      |X| Yield. Different types of yields may be quoted to show performance. Each Class of shares calculates its standardized yield by dividing the annualized net investment income per share from the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each Class will differ because of the different expenses of each Class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class paid for a stated period by the maximum offering price on the last day of the period and annualizing the result. Yields for Class A shares normally reflect the deduction of the maximum initial sales charge, but may also be shown without deducting the sales charge. Yields for Class B and Class C shares do not reflect the deduction of the contingent deferred sales charge. Tax-equivalent yield is the equivalent yield that would be earned in the absence of income taxes. It is calculated by dividing that portion of the yield that is tax-exempt by a factor equal to one minus the applicable tax rate.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended September 30, 1997, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

      |X| Management's Discussion of Performance. During the past fiscal year ended September 30, 1997 the Fund performed well. The Fund's performance was affected by volatile interest rates which required constant adjustment of the portfolio duration. Duration describes a portfolio's sensitivity to interest rates. The longer a portfolio's duration, the more sensitive its price is to change in interest rates. During this period there were many periods in which interest rates changed direction. This provided the Fund an opportunity to add value to the portfolio by adjusting the portfolio's duration . In addition, the Fund participated in new issue underwriting during the occasional period of increased supply in the municipal market. According to the laws of supply and demand, when the supply of bonds increases, their prices tend to drop. As a result, the Fund was able to buy bonds at attractive prices during this period. The Fund's portfolio holdings, allocations and strategies are subject to change.

      |X| Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held from the inception of the Class until September 30, 1997. In the case of Class A shares, performance is measured from the commencement of operations on November 11, 1986, in the case of Class B shares, from the inception of the class on May 3, 1993, and in the case of Class C shares from inception of the class on August 29, 1995. In all cases, all dividends and capital gains distributions were reinvested in additional shares. The graphs reflect the deduction of the 4.75% current maximum initial sales charge on Class A shares, the maximum 5% contingent deferred sales charge on Class B shares, and the 1% contingent deferred sales charge on Class C shares.


      The Fund's performance is compared to that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds, that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, the Fund's performance data reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in any one index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

                Oppenheimer Insured Municipal Fund
                   Comparison of Change in Value
            of $10,000 Hypothetical Investment to the
               Lehman Brothers Municipal Bond Index


                              [Graph]

     Past performance is not predictive of future performance.


                Oppenheimer Insured Municipal Fund
          Average Annual Total Returns at  9/30/97


                1-Year         5-Year          Life


Class A:1       4.06%          5.71%           8.36%
Class B:2       3.43%          4.81%
Class C:3       7.48%          7.47%


------------------------------

Total returns and the ending account values in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. The performance information for the Lehman Brothers Municipal Bond Index in the Class B graph begins on 4/30/93 and the Class C graph begins on 8/31/95.

1The inception date of the Fund (Class A shares) was 11/11/86. Class A returns are shown net of the applicable 4.75% maximum initial sales charge. 2Class B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns reflect reinvestment of all dividends and capital gains distributions and are shown net of the applicable 5% and 2% contingent deferred sales charges, respectively, for the one year period and life-of-the-class. The ending account value in the graph is net of the applicable 2% sales charge.

3Class C shares of the Fund were first publicly offered on 8/29/95. The one year period is shown net of the applicable 1% contingent deferred sales charge.


Past performance is not predictive of future performance. Graphs are not drawn to same scale.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


      o Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. These sales charges are described in "Buying Class A Shares" below.


      o Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares as described in "Buying Class B Shares," below.

      o Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1% as described in "Buying Class C Shares," below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decisions as to which class of shares is best suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, and considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

      The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

      o How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account) compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.


      o Investing for the Short Term. If you have a short term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000) because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.


      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C shares (as well as Class B shares) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more). Class A shares may become more advantageous than Class C shares (and Class B shares). If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares, respectively, from a single investor.

      o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.


      o Are There Differences in Account Features That Matter to You? Because some account features , such as checkwriting, may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information. Share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

      o How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charge and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.


      With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

      There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o How Are Shares Purchased? You can buy shares several ways --through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

      o Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor to be sure it is appropriate for you.

     o Payment by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and to receive further instructions.


      o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds or to transmit dividends and distributions to your bank account. Shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.


      o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.


      o At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

      If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


Special Sales Charge Arrangements for Certain Persons. The Appendix A in this prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the former Quest for Value Funds (as defined in that Appendix).


Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and paid to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:


                     Front-End      Front-End
                     Sales Charge   Sales Charge    Commission
                     as a           as a            as
                     Percentage     Percentage      Percentage
                     of Offering    of Amount       of Offering
Amount of Purchase   Price          Invested        Price
-----------------------------------------------------------------------
Less than $50,000    4.75%          4.98%           4.00%
-----------------------------------------------------------------------

$50,000 or more but       4.50%           4.71%          4.00%
less than $100,000

-----------------------------------------------------------------------

$100,000 or more but      3.50%           3.63%          3.00%
less than $250,000

-----------------------------------------------------------------------


$250,000 or more but      2.50%           2.56%          2.25%
less than $500,000

-----------------------------------------------------------------------

$500,000 or more but      2.00%           2.04%          1.80%
less than $1 million


      The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

      o Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions on those non- retirement plan purchases in an amount equal to the sum of 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.


      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge. In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 12 calendar months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.


      o Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.

     Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trusts or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.


      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.


     o Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.


      o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.


      Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o the Manager or its affiliates;


      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates; and retirement plans established by them for their employees;


      o registered  management  investment  companies,  or separate  accounts of
      insurance   companies   having  an  agreement  with  the  Manager  or  the
      Distributor for that purpose;


      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts; or for retirement plans for their employees;


      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);


      o dealers, brokers, banks or registered investment advisers advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker, bank, or advisor for the purchase or sale of Fund shares); o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);


      o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;


      o accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts; or


      o any unit investment trust that has entered into an appropriate agreement with the Distributor.

      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;
      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
Distributor;

      o shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series;

      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value,
      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies"); or

      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);
      o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);


      o Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares by up to 0.25% of its average annual net assets. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.


      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, and (2) shares held the longest during the 6- year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.


      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                       Contingent Deferred
                                       Sales Charge
Years Since Beginning of Month in      On Redemptions in That Year
which Purchase Order Was Accepted      (As % of Amount  Subject  to
Charge)
-----------------------------------------------------------------------
0-1                                    5.0%
-----------------------------------------------------------------------
1-2                                    4.0%
-----------------------------------------------------------------------
2-3                                    3.0%
-----------------------------------------------------------------------
3-4                                    3.0%
-----------------------------------------------------------------------
4-5                                    2.0%
-----------------------------------------------------------------------
5-6                                    1.0%
-----------------------------------------------------------------------
6 and following                        None

      In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.


Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

     Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.


      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal and account maintenance services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.


      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.


      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price to dealers from its own resources at the time of sale of Class C shares. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor may pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If the Fund terminates either Plan, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated. At September 30, 1997, the end of the Class B Plan year, the Distributor had incurred unreimbursed expenses in connection with sales of Class B shares of $695,667 (equal to 3.48%, of the Fund's net assets represented by Class B shares on that date). At September 30, 1997, the end of the Class C Plan year, the Distributor had incurred unreimbursed expenses in connection with sales of Class C shares of $36,319 (equal to 1.42%, of the Fund's net assets represented by Class C shares on that date).

      o Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charge will not be applied to shares purchased in certain types of transactions nor will it apply to shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B and Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.


      Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:


      o redemptions from accounts following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established and for disability you must provide evidence of a determination of disability by the Social Security Administration); and

      o shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies" below.


     Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     o shares sold to the Manager or its affiliates; o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or o shares issued in plans of reorganization to which the Fund is a party.


Special Investor Services


AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.


      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     o Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by
phone,  by  calling  1-800-533-3310.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund, to pay for these purchases.

      o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.


Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions.

OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. In 1998, the Transfer Agent anticipates offering certain account transactions through the Internet Web Site. To find out more information about those transactions and procedures, please visit the Web Site.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis:

      o Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      o Automatic Exchange Plans. You can authorize the Transfer Agent automatically to exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer fund account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.


Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.


How to Sell Shares

     You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing, by using the Fund's checkwriting privilege or by telephone. You can also set up an Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      o You wish to redeem more than $50,000 worth of shares and receive a check
      o The redemption check is not payable to all shareholders listed on the account statement
      o The redemption check is not sent to the address of record on your account statement
      o Shares are being transferred to a Fund account with a different owner or name
      o Shares  are  redeemed  by  someone  other  than the  owners
(such as an Executor)

     o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

      o Your name
      o The Fund's name
      o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed
      o Any special payment instructions
      o Any share certificates for the shares you are selling,
      o The signatures of all registered owners exactly as the account is registered, and
      o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231


Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your request must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but which may be earlier on some days. You may not redeem shares held under a share certificate by telephone.


      o To redeem  shares  through a service  representative,  call
1-800-852-8457
      o  To  redeem  shares   automatically   on  PhoneLink,   call
1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that account.

      o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

     o Telephone Redemptions Through AccountLink or By Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally, the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred. Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.


Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.


Selling Shares by Wire. You may request that redemption proceeds of $2,500 or more be wired to a previously designated account at a commercial bank that is a member of the Federal Reserve wire system. The wire will normally be transmitted on the next bank business day after the redemption of shares. To place a wire redemption request, call the Transfer Agent at 1-800-525-7048.
There is a $10 fee for each wire.

Checkwriting. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the previous checkwriting account.
      o Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.
      o Checkwriting privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.
      o Checks must be written for at least $100.
      o Checks cannot be paid if they are written for more than your account value.
      Remember: your shares fluctuate in value and you should not write a check close to the total account value.
      o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
      o Don't use your checks if you changed your Fund account number.


How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o Shares of the fund selected for exchange must be available for sale in your state of residence.
      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.
      o You must meet the minimum purchase requirements for the fund you purchase by exchange.
      o Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

     o Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

     o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852- 8457 or by using PhoneLink for automated exchanges by calling 1- 800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

     o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      o For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares," in the Statement of Additional Information.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 p.m. but may be earlier on some days on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Trust's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities, and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      o The  Transfer  Agent will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.


      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within seven days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by federal funds wire, certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


      o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service .


      o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

      o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income on each regular business day and pays those dividends to shareholders monthly on a date selected by the Board of Trustees. Dividends paid on Class A shares generally are expected to be higher than for Class B or Class C shares because expenses allocable to Class B or Class C shares will generally be higher.


      During the Fund's fiscal year ended September 30, 1997, the Fund sought to pay distributions to shareholders at a targeted level per Class A share each month, to the extent that target was consistent with the Fund's net investment income and other distributable income sources, although the amount of distributions could vary from time to time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by that Class. The Fund was able to pay dividends at the targeted level from net investment income and other distributable income, without any material impact on the Manager's portfolio management practices or on the Fund's net asset value per share. The Board of Trustees could change that targeted level at any time, and there is otherwise no fixed dividend rate. There can be no assurance as to the payment of any dividends or the realization of any capital gains.


Capital Gains. Although the Fund does not seek capital gains, the Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions annually in December out of any net short-term or long-term capital gains. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. If net capital losses are realized in any year, they are charged against principal and not against net investment income, which is distributed regardless of capital gains or losses. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. Short-term capital gains are treated as taxable dividends for tax purposes.

     Distribution  Options.  When  you  open  your  account,   specify  on  your
application how you want to receive your distributions. You have four options:

     o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
     o Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink. o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

      o Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Dividends paid from net investment income earned by the Fund on Municipal Securities will be excludable from your gross income for Federal income tax purposes. A portion of the dividends paid by the Fund may be an item of tax preference if you are subject to alternative minimum tax. Taxable dividends and distributions are subject to federal income tax and may be subject to state or local taxes. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt dividends. So that the Fund will not have to pay taxes in the amounts it distributes to shareholders as dividends and capital gains, the Fund intends to manage its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code, although it reserves the right not to qualify in a particular year.

      o "Buying a Dividend": If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain. To the extent the Fund's dividends include taxable income, you will pay taxes on that portion of the dividend.


     o Taxes on Transactions: Even though the Fund seeks tax-exempt income for distribution to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      o Returns of Capital: In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

                            APPENDIX A

  Special Sales Charge Arrangements for Shareholders of the Fund
    Who Were Shareholders of the Former Quest for Value Funds


      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Growth & Income Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax- Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or
(ii) purchased by such shareholder by exchange of shares of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.


Class A Sales Charges

o Reduced  Class A Initial  Sales Charge  Rates for Certain  Former
Quest Shareholders

o Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                               Front-End    Front-End
                               Sales        Sales        Commission
                               Charge       Charge       as
                               as a         as a         Percentage
Number of                      Percentage   Percentage   of
Eligible Employeesof Offering  of Amount    Offering
or Members                     Price        InvestedPrice
------------------------------------------------------------------

9 or fewer                     2.50%        2.56%        2.00%
------------------------------------------------------------------

At least 10 but not
 more than 49                  2.00%        2.04%        1.60%

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on page __ of this Prospectus.


      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

o Waiver of Class A Sales Charges for Certain Shareholders


Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
      o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o  Waiver  of  Class  A   Contingent   Deferred   Sales  Charge  in
Certain Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A,  Class B and  Class C  Contingent  Deferred  Sales  Charge
Waivers

o  Waivers  for  Redemptions  of  Shares  Purchased  Prior to March
6, 1995

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995 in connection with: (i) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (ii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o  Waivers  for  Redemptions  of  Shares   Purchased  on  or  After
March 6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (2) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (3) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

                    APPENDIX TO PROSPECTUS OF
                OPPENHEIMER INSURED MUNICIPAL FUND



     Graphic material  included in Prospectus of Oppenheimer  Insured  Municipal
Fund: "Comparison of Total Return of Oppenheimer Insured Municipal Fund and the Lehman Brothers Municipal Bond Index -Change in Value of a $10,000 Hypothetical Investment"

      A linear graph will be included in the Prospectus of Oppenheimer Insured Municipal Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in the Fund. In the case of the Fund's class A shares, that graph will cover the ten year period ended September 30, 1997, in the case of the Fund's Class B shares will cover the period from the inception of the class (May 3, 1993) through September 30, 1997, and in the case of the Fund's Class C shares, that graph will cover the period from the inception of the class (August 29, 1995) through September 30, 1997. The graph will compare such values with hypothetical $10,000 investments over the time periods indicated below in the Lehman Brothers Municipal Bond Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the Lehman Brothers Municipal Bond Index, is set forth in the Prospectus under "How Has the Fund Performed - Management's Discussion of Performance."


Fiscal Year        Oppenheimer Insured            Lehman Brothers
(Period) Ended     Municipal Fund A               Municipal  Bond Index




9/30/87            $ 9,525                        $10,000
9/30/88            $11,113                        $11,298
9/30/89            $12,154                        $12,279
9/30/90            $12,860                        $13,113
9/30/91            $14,542                        $14,842
9/30/92            $16,103                        $16,394
9/30/93            $18,360                        $18,482
9/30/94            $17,363                        $18,031
9/30/95            $19,152                        $20,051
9/30/96            $20,428                        $21,261
9/30/97            $22,318                        $23,176



Fiscal Year        Oppenheimer Insured            Lehman Brothers
(Period) Ended     Municipal Fund B               Municipal  Bond Index(1)

5/3/93             $10,000                        $10,000
9/30/93            $10,604                        $10,569
9/30/94            $ 9,949                        $10,312
9/30/95            $10,892                        $11,466
9/30/96            $11,531                        $12,159
9/30/97            $12,302                        $13,254





Fiscal Year        Oppenheimer Insured            Lehman Brothers
(Period) Ended     Municipal Fund C               Municipal  Bond Index(2)





8/29/95            $10,000                        $10,000
9/30/95            $10,130                        $10,063
9/30/96            $10,714                        $10,671
9/30/97            $11,622                        $11,631

-----------------
(1) Performance information for the Lehman Brothers Municipal Bond Index begins on 4/30/93.
(2) Performance information for the Lehman Brothers Municipal Bond Index begins on 8/31/95.

Oppenheimer Insured Municipal Fund
6803 South Tucson Way
Englewood, Colorado  80012
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048


OppenheimerFunds Internet Web Site:
http://www.oppenheimerfunds.com


Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado  80202


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.


 PR0865.001.0198.N    Printed on Recycled Paper

Oppenheimer Insured Municipal Fund

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional  Information dated  January 26, 1998


      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 26, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


TABLE OF CONTENTS

                                      Page
About the Fund

Investment Objective and Policies............................
     Investment Policies and Strategies.....................

     Other Investment Techniques and Strategies..............
     Other Investment Restrictions...........................
How the Fund is Managed .....................................
     Organization and History................................
     Trustees and Officers of the Trust......................
     The Manager and Its Affiliates..........................
Brokerage Policies of the Fund...............................
Performance of the Fund......................................
Distribution and Service Plans...............................
About Your Account
How To Buy Shares............................................
How To Sell Shares...........................................
How To Exchange Shares.......................................
Dividends, Capital Gains and Taxes...........................
Additional Information About the Fund........................
Financial Information About the Fund
Independent Auditors' Report.................................
Financial Statements.........................................
Appendix A (Description of Ratings).......................... A-1
Appendix B (Tax-Equivalent Yield Chart)...................... B-1
Appendix C (Industry Classifications)........................ C-1

ABOUT THE FUND

Investment Objective and Policies


Investment Policies and Strategies.The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.


Municipal Securities. There are variations in the security of Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. The yields of Municipal Securities depend on, among other things, general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The market value of Municipal Securities will vary as a result of changing evaluations of the ability of their issuers to meet interest and principal payments, as well as changes in the interest rates payable on new issues of Municipal Securities.

     o Municipal Bonds. The principal classifications of long-term municipal bonds are "general obligation" and "revenue" or "industrial development" bonds.

           o General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

           o Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     o Industrial Development Bonds. Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

      o Municipal Notes. Municipal Securities having a maturity when issued of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs and include:

           o Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or business taxes, and are payable from these specific future taxes.

           o Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under the Federal revenue sharing programs.

     o Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

     o Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration.

       o Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

       o Floating Rate/Variable Rate Obligations. Floating rate and variable rate demand notes are tax-exempt obligations which may have a stated maturity in excess of one year, but may include features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of such notes normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the holder. The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no more than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Trust's investment adviser, OppenheimerFunds, Inc. (the "Manager"), may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets the Fund's quality standards.

      |X| Inverse Floaters and Other Derivative Investments. Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuation. Embedded caps hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed the pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      |X| Municipal Lease Obligations. From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations, generally through the acquisition of certificates of participation, that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate: (1) the frequency of trades and price quotations for such securities; (2) the number of dealers or other potential buyers willing to purchase or sell such securities; (3) the availability of market-makers; and (4) the nature of the trades for such securities. The Manager will also evaluate the likelihood of a continuing market for such securities throughout the time they are held by the Fund and the credit quality of the instrument. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may be applicable to Municipal Securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources; such revenue may be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of the issuing municipality or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not yet have a highly developed market to provide the degree of liquidity of conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

      o Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on Municipal Securities. The Tax Reform Act generally does not change the tax treatment of bonds issued to finance governmental operations. Thus, interest on obligations issued by or on behalf of a state or local government, the proceeds of which are used to finance the operations of such governments (e.g., general obligation bonds) continues to be tax-exempt. However, the Tax Reform Act further limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds (other than those specified as "qualified" tax-exempt private activity bonds, e.g., exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, qualified student loan bonds, etc.) is taxable under the revised rules.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. Furthermore, a private activity bond which would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision is applicable primarily to exempt facility bonds, including industrial development bonds. The Fund may not be an appropriate investment for entities which are "substantial users" (or persons related thereto) of such exempt facilities, and such persons should consult their own tax advisers before purchasing shares. A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such investor or the investor's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds. In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds. That value may also be affected by a 1988 U.S. Supreme Court decision upholding the constitutionality of the imposition of a Federal tax on the interest earned on Municipal Securities issued in bearer form.

      A Municipal Security is treated as a taxable private activity bond under a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold. (The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.) Under the test for a private loan restriction, the amount of bond proceeds which may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of Municipal Securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or use of the bond-financed facility. The Fund makes no independent investigation of the issuers of such bonds or their use of proceeds. Should the Fund hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously paid to shareholders.

      The Federal alternative minimum tax is designed to ensure that all taxpayers pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items in arriving at alternative minimum taxable income. The Tax Reform Act, which makes tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations specifically states that any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of its proportionate share of the interest on such bonds received by the regulated investment company. The Treasury is authorized to issue regulations implementing the provision. The Fund may hold Municipal Securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations. The Fund anticipates that under normal circumstances it will not purchase any such securities in an amount greater than 20% of the Fund's total assets.


      o Ratings of Municipal Securities. Moody's , S&P's, Fitch's and Duff & Phelps' or other rating organizations ratings (see Appendix A) represent their respective opinions of the quality of the Municipal Securities they undertake to rate. However, such ratings are general and subjective and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields, while Municipal Securities of the same maturity and coupon with different ratings may have the same yield. Investment in lower-quality securities may produce a higher yield than securities rated in the higher rating categories described in the Prospectus (or judged by the Manager to be of comparable quality). However, the added risk of lower quality securities might not be consistent with a policy of preservation of capital.


      o Financial Guaranty Insurance Company. The portfolio insurance policy obtained by the Fund was issued by Financial Guaranty Insurance Company ("Financial Guaranty"). Financial Guaranty is a subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. Financial Guaranty, domiciled in the State of New York, commenced its business of providing insurance and financial guaranties for a variety of investment instruments in January, 1984. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation. Neither the Corporation nor General Electric Capital Corporation are obligated to pay the debts of or the claims against Financial Guaranty.

      Financial Guaranty, in addition to providing insurance for the payment of interest on and principal of municipal bonds and notes held in unit investment trust and mutual fund portfolios, provides insurance for new issues and secondary market issues of municipal bonds and notes and for portions of new issues and secondary market issues of municipal bonds and notes. Financial Guaranty also provides credit enhancements for asset-backed securities, and mortgage-backed securities.

      Financial Guaranty is currently authorized to write insurance in 50 states and the District of Columbia, files reports with state insurance regulatory agencies and is subject to audit and review by such authorities. Financial
Guaranty is also subject to regulation by the State of New York Insurance Department. Such regulation, however, is no guarantee that Financial Guaranty will be able to perform on its commitments or contracts of insurance in the event a claim should be made thereunder at some time in the future.

      The policy of insurance obtained by the Fund from Financial Guaranty and the agreement and negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise, neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Fund.


      Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to CitiBank, N.A. or its successor, as its agent (the "Fiscal Agent") that portion of the principal of and interest on the securities which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer. Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Fund the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. (The proceeds attributable to interest payments will be tax-exempt.) Upon such a payment by the Fiscal Agent, Financial Guaranty will be fully subrogated to all of the Fund's rights under the defaulted obligation which includes the right of Financial Guaranty to obtain payment from the issuer to the extent of amounts paid by Financial Guaranty to the Fund.

      o Additional Information About Municipal Securities. From time to time, proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of Municipal Securities for investment by the Fund and the value of the portfolio of the Fund would be affected. At such time, the Board of Trustees of the Trust would re-evaluate the investment objectives and policies of the Fund and possibly submit to shareholders proposals for changes in the structure of the Fund.

Other Investment Techniques and Strategies.

     o Hedging With Options and Futures Contracts. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Interest Rate Futures or Municipal Bond Index Futures, (ii) buy puts on such Futures or securities, or (iii) write covered calls on securities held by it, Interest Rate Futures, or Municipal Bond Index Futures. When hedging to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities the Fund may: (i) buy Interest Rate Futures or Municipal Bond Index Futures, or
(ii) buy calls on such Futures or debt securities. Normally, the Fund would then purchase the debt securities and terminate the hedging position.

     The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

      o Writing Covered Calls. As described in the Prospectus, the Fund may write covered calls. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised. The Fund will not write covered call options in an amount exceeding 20% of the value of its total assets.

      The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options that are traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required from the Fund for such option transactions. OCC will release the securities covering a call on the expiration of the call or when the Fund enters into a closing purchase transaction. Call writing affects the Fund's turnover rate and the brokerage commissions it pays. Commissions, normally higher than on general securities transactions, are payable on writing or purchasing a call.

      o Interest Rate Futures. The Fund may buy and sell futures contracts relating to interest rates ("Interest Rate Futures") and municipal bond indices ("Municipal Bond Index Futures"). An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price to settle the futures transaction, or to enter into an offsetting contract. No monetary amount is paid or received by the Fund on the purchase of an Interest Rate Future. The Fund may concurrently buy and sell Futures contracts in an attempt to benefit from any outperformance of the Future purchased relative to the performance of the Future sold. For example, the Fund might buy Municipal Bond Futures and sell U.S. Treasury Bond Futures (a type of Interest Rate Future). This type of transaction would generally be profitable to the Fund if municipal bonds outperform U.S. Treasury bonds after duration has been considered.

     Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond to decline about 3%. Risks of this type of Futures transaction, using the example above, would include (1) outperformance of U.S. Treasuries relative to municipal bonds, on a duration- adjusted basis, and (2) duration mismatch, with duration of municipal bonds relative to U.S. Treasuries being greater than anticipated.

      Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

     At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Interest Rate Futures call for the delivery of a specific debt security, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All Futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      o Municipal Bond Index Futures. A "municipal bond index" assigns relative values to the municipal bonds included in that index, and is used to serve as the basis for trading long-term municipal bond Futures contracts. Municipal Bond Index Futures are similar to Interest Rate Futures except that settlement is made in cash. The obligation under such contracts may also be satisfied by entering into an offsetting contract to close out the futures position. Net gain or loss on options on such Municipal Bond Index Futures depends on the price movements of the securities included in the index. The strategies which the Fund employs regarding Municipal Bond Index Futures are similar to those described above with regard to Interest Rate Futures.

      o Interest Rate Swap Transactions. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

      A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation." The Fund will not invest more than 25% of its assets in interest rate swap transactions and only on securities it owns.

     o Purchasing Puts and Calls. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on Municipal Bond Index Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When the Fund purchases a call on a municipal bond index, Municipal Bond Index Future or Interest Rate Future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

      When the Fund purchases a put, it pays a premium and, except as to puts on municipal bond indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a debt security, Interest Rate Future or Municipal Bond Index Future the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

      An option position may be closed out only on a market which provides trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

      Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Due to requirements under the Investment Company Act, when the Fund purchases an Interest Rate Future or Municipal Bond Index Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.


      o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).


     o Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling Interest Rate Futures or Municipal Bond Index Futures. The risk is that the prices of such Futures or the applicable index will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the debt securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     If the Fund uses hedging instruments to establish a position in the debt markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Interest Rate Futures or Municipal Bond Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in such securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the debt securities purchased.


      o When-Issued and Delayed Delivery Transactions. As stated in the Prospectus, the Fund may invest in Municipal Securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities normally occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement extends beyond six months and possibly as long as two years or more beyond trade date. The purchase price and yield are fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from this investment. However, the Fund intends to be as fully invested as possible and will not invest in when- issued securities if its income or net asset value will be materially adversely affected. At the time the Fund makes the commitment to purchase a Municipal Security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value. It will also segregate cash or other liquid Municipal Securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Fund intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons. There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.


     o Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet credit requirements set by the Trust's Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      o Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.


Other Investment Restrictions

      The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote of the Fund is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at such meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of the Fund.

      Under these additional restrictions, the Fund cannot:

      (1) invest in real estate, but this shall not prevent the Fund from investing in Municipal Instruments or other permissible securities or instruments secured by real estate or interests thereon;

      (2) invest in interests in oil, gas, or other mineral exploration or development programs;

      (3) purchase securities, or other instruments, on margin; however, the Fund may invest in options, futures, options on futures and similar instruments and may make margin deposits and payments in connection therewith;

      (4) make short sales of securities;

      (5) underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio;

      (6) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or other acquisition;

      (7) make investments for the purpose of exercising  control of management;
      or

      (8) purchase securities of any issuer if, to the knowledge of the Fund, its officers and trustees and officers and directors of the Manager who individually own more than 5% of the securities of such issuer together own beneficially more than 5% of such issuer's outstanding securities.

      As a matter of non-fundamental policy, the Fund shall not purchase or retain securities if as a result the Fund would have more than 5% of its total assets invested in securities of private issuers having a record of less than three years' continuous operation (such period may include the operation of predecessor companies or enterprises) or in industrial development bonds if the private entity on whose credit the security is based, directly or indirectly, is less than three years old (including predecessors), unless the security is rated by a nationally-recognized rating service; or invest in common stock or any warrants related thereto.


      For purposes of the Fund's policy not to concentrate described under "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix C to this Statement of Additional Information. This is not a fundamental policy.


How the Fund Is Managed

Organization and History. Oppenheimer Municipal Fund is a Massachusetts business trust and is composed of two series. The Fund is one of the series. The Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust and/or Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Trust valued at $25,000 or more or holding at least 1% of the Trust's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.


      Each share of the Fund represents an interest in the Fund equal to the interest of each other share of the same class and entitle the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings.



     Shareholders of the Trust vote together in the aggregate on certain matters at shareholders' meetings, such as the election of Trustees and ratification of appointment of auditors for the Trust. Shareholders of a particular series or class vote separately on proposals which affect that series or class, and shareholders of a series or class which is not affected by that matter are not entitled to vote on the proposal. Shareholders of a class vote on certain amendments to the Distribution and/or Service Plans if the amendments affect that class.


     The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Trust or its series or classes into additional series or classes of shares. The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares provided that the proportionate beneficial interest of a shareholder in the Fund and Trust is not changed. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

      The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees And Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. All of the Trustees are also trustees, directors or managing general partners of Oppenheimer Total Return Fund, Inc., Oppenheimer Equity Income Fund, Oppenheimer High Yield Fund, Oppenheimer Integrity Funds, Oppenheimer Cash Reserves, Oppenheimer Limited-Term Government Fund, The New York Tax- Exempt Income Fund, Inc., Oppenheimer Champion Income Fund,
Oppenheimer Main Street Funds, Inc., Oppenheimer Strategic Income Fund, Oppenheimer Variable Account Funds, Oppenheimer International Bond Fund , Panorama Series Fund and Oppenheimer Real Asset Fund, as well as the following "Centennial Funds": Centennial America Fund, L.P., Centennial Money Market Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt Trust and Centennial California Tax Exempt Trust, (all of the foregoing funds are collectively referred to as the "Denver-based Oppenheimer funds") except for (i) Ms. Macaskill, who is a Trustee, Director, or Managing General Partner of all the Denver-based Oppenheimer funds, except Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. and Oppenheimer Variable Account Funds, (ii) Mr. Fossel, who is not a trustee of Centennial New York Tax-Exempt Trust or a Managing General Partner of Centennial America Fund, L.P. and (iii) Mr. Bowen, who is not a Trustee, Director or Managing General Partner of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc., Oppenheimer Variable Account Funds, Centennial New York Tax- Exempt Trust and Centennial America Fund, L.P. Ms. Macaskill is President and Mr. Swain is Chairman and Chief Executive Officer of the Denver-based Oppenheimer funds.

      As of December 31, 1997, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund or the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan a trustee and an officer listed below, Ms. Macaskill and Mr. Donohue, respectively, are trustees), other than the shares beneficially owned under that Plan by the officers of the Fund listed above.

ROBERT G.  AVIS, Trustee*; Age  66
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

WILLIAM A.  BAKER, Trustee; Age  83
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.



GEORGE C. BOWEN, Trustee, Vice President, Treasurer, and Assistant Secretary*; Age 61 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of
 HarbourView; Senior Vice
President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November
1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

------------------
*  Trustee who is an "interested person" of the Fund.


CHARLES CONRAD, JR., Trustee;  Age 67



1501 Quail Street, Newport Beach, CA 92660 Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.



JON S. FOSSEL, Trustee+; Age 55
P.O. Box 44, Mead Street, Waccabuc, New York  10597
Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education Foundation;
formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition
Corp.   ("OAC"),   the  Manager's  parent  holding  company,   and
Shareholder Services, Inc. ("SSI") and
Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

SAM FREEDMAN, Trustee; Age  57
4975 Lakeshore Drive, Littleton, Colorado  80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.

RAYMOND J.  KALINOWSKI, Trustee; Age  68
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company)

C. HOWARD KAST, Trustee; Age 76
2552 East Alameda, Denver, Colorado 80209
Formerly    Managing  Partner of  Deloitte,  Haskins & Sells (an
accounting firm).



ROBERT M.  KIRCHNER, Trustee; Age  76
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).


BRIDGET A. MACASKILL, President and Trustee*#; Age 49


President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996) ; President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

_________________
* Trustee who is an  "interested person" of the Fund.
+ Not a Trustee of Centennial New York Tax-Exempt Trust nor a Managing General Partner of Centennial America Fund, L.P.
# Not a Trustee of Oppenheimer Strategic Income Fund, Oppenheimer Variable Account Funds, Oppenheimer Integrity Funds or Panorama Series Fund, Inc.

NED M. STEEL, Trustee; Age 82
3416 South Race Street, Englewood, Colorado 80110
Chartered  Property and Casualty  Underwriter;   a director
of Visiting  Nurse  Corporation of Colorado

JAMES C. SWAIN, Chairman, Chief Executive Officer and Trustee*; Age 64 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

II. Officers

ANDREW J. DONOHUE , Vice President and Secretary; Age 47 Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and
MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

CARYN HALBRECHT, Vice President and Portfolio Manager; Age 41 Vice President of the Manager (since March 1994); an officer of other Oppenheimer funds; formerly Vice President of Fixed Income Portfolio Management at Bankers Trust.

ROBERT J. BISHOP, Assistant Treasurer; Age 39 6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.




SCOTT T. FARRAR, Assistant Treasurer; Age 32 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May
1996);  Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October
1997); an officer of other Oppenheimer funds; formerly an Assistant




Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

ROBERT G. ZACK, Assistant Secretary; Age 49
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

-----------------
* Trustee who is an  "interested person" of the Fund.

     o Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Messrs. Swain and Bowen) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below.

     The compensation from the Fund was paid during its fiscal year ended September 30, 1997. The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1997.


                                               Total Compensation
                          Aggregate            From All
                          Compensation         Denver-based
Name and Position         from Fund            Oppenheimer funds1
-----------------         ------------         ------------------
Robert G. Avis            $400                 $63,501.00
  Trustee



William A. Baker          $550                  77,502.00
  Audit and Review
  Committee
   Ex-Officio Member2
  and Trustee

Charles Conrad, Jr.       $515                  72,000.00
 Trustee3




Jon S. Fossel             $0                    63,277.18

  Trustee


Sam Freedman              $204                  66,501.00
  Audit and Review Committee
  Member2 and Trustee

Raymond J. Kalinowski     $512                  71,561.00
  Audit and Review Committee
  Member2 and Trustee

C. Howard Kast            $512                  76,503.00
  Audit and Review Committee
  Chairman2 and Trustee

Robert M. Kirchner        $515                  72,000.00
  Trustee3

Ned M. Steel              $400                  63,501.00
  Trustee


----------------------

1  For the 1997 calendar year.
2  Committee positions effective July 1, 1997.
3 Prior to July 1, 1997, Messrs. Conrad and Kirchner were also members of the Audit and Review Committee.

      o Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular amount of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may, without shareholder approval and notwithstanding its fundamental policy restricting investment in other open-end investment companies, as described above on page 13, invest in the funds selected by the Trustee under the plan for the limited purpose of determining the value of the Trustee's deferred fee account.

      o Major Shareholders. As of December 31, 1997, no person owned of record or was known by the Trust to own beneficially 5% or more of the shares of the Trust as a whole or either class of the Fund's outstanding Class A and Class B shares. As of that date, the only shareholders which owned of record or were known by the Fund to own beneficially 5% or more of the Fund's Class C shares were Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Drive E. Fl. 3, Jacksonville, FL 32246-6484, who owned of record 39,020.000 Class C shares (representing 22.56% of the Fund's outstanding Class C shares); Margie H. Madak Trust, 8619 W. Sunnyside Ave.,

Chicago, IL 60656-4149, who owned of record 19,285.502 Class C shares (representing 11.15% of the Fund's outstanding Class C shares); B&J Inc., 15 Country Club Rd. #C, Honolulu, HI 96817-1408 who owned of record 12,133.371 Class C shares (representing 7.13% of the Fund's outstanding Class C shares) Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303- 9978, who owned of record 581 Class C shares (representing 6.69% of the Fund's outstanding Class C shares) and NFSC FBO Charles & Margaret Gash Co. Trust, 1137 Damico, Chicago Heights, IL 60411, who owned of record 9,703.826 Class C shares (representing 5.61% of the Fund's outstanding Class C shares).

     The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Trust, and three of whom (Ms. Macaskill, Mr. Swain and Mr. Bowen) serve as Trustees of the Trust.


      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


      |X| Portfolio Management. The portfolio manager of the Fund is Caryn Halbrecht, who is principally responsible for the day-to-day management of the Fund's portfolio. The background of Ms. Halbrecht is described in the Prospectus under "Portfolio Manager." Other members of the Manager's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and corporate fixed-income securities, provide the Fund's portfolio managers with support in managing the Fund's portfolio.


      o The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Trust on behalf of the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses  not  expressly  assumed  by the  Manager  under  the  Investment
Advisory Agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. Expenses with respect to the Trust's two series, including the Fund, are allocated in proportion to the net assets of the respective funds except where allocations of direct expenses could be made. Certain expenses are further allocated to certain classes of shares of a series as explained in the Prospectus and under "How to Buy Shares" below. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, transfer agent and custodian expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.


      Under the Investment Advisory Agreement , the Manager had agreed that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply . During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the expense limitation was not invoked.

      The advisory agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation . Pursuant to a non-exclusive license agreement, the Manager permits the Trust and the Fund to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn. During the Fund's fiscal year ended September 30, 1997, the management fees were $471,703.

     o The Distributor. Under its General Distributor's Agreement with the Trust, the Distributor, OppenheimerFunds Distributor, Inc. acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders) are borne by the Distributor.



      During the Fund's fiscal years ended September 30, 1995 , 1996 and 1997 the aggregate sales charges on sales of the Fund's Class A shares was $153,803 , $180,294 and $164,201, respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $43,162 , $41,094 and $35,272, in those respective years. During the Fund fiscal year ended September 30, 1997, the contingent deferred sales charge collected on the Fund's Class B shares totaled $53,881, all of which the Distributor retained. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below. Sales charges advanced to broker/dealers by the Distributor on sales of the Fund's Class B shares during the fiscal year ended September 30, 1997 were $222,466, of which $2,152 was paid to an affiliate. Sales charges advanced to broker/dealers by the Distributor on sales of the Fund's Class C shares during the fiscal year ended September 30, 1997 were $18,115, of which $1,686 was paid to an affiliate.


     o The Transfer Agent. The Fund's Transfer Agent, OppenheimerFunds Services, a division of the Manager, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The Investment Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding, but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the advisory agreement, the Manager is authorized to select brokers other than affiliates that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.


Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the Investment Advisory Agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the Investment Advisory Agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. As most purchases made by the Fund are principal transactions at net prices, the Fund does not incur substantial brokerage costs. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of orders at the most favorable net prices. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Such other funds may purchase or sell the same securities at the same time as the Fund, which could affect the supply and price of such securities. If two or more of such funds purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among such funds.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Manager provides information as to the commissions paid to brokers furnishing such services together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.


Performance of the Fund


      As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "tax-equivalent yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total returns are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total returns for any given past period are not a prediction or representation by the Fund of future yields or rates of return. The yield and total returns of each class of shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses allocated to the particular class.

      o Yield

      o  Standardized

Yield. The "standardized yield" (referred to as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below. It is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission , designed to assure uniformity in the way that all funds calculate their yields:


Standardized ~Yield ~ = ~ 2~ [~ (~ {a-b} over cd ~ +~ 1~ ) SUP 6~ -~ 1~ ]

      The symbols above represent the following factors:

      a  =dividends and interest earned during the 30-day period.
      b  =expenses  accrued  for the  period  (net  of any  expense reimbursements).
      c =the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.


     The standardized yield for a 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period. For the 30-day period ended September 30, 1997, the standardized yields for the Fund's classes of shares were as follows:

Without Deducting Sales Charge          With Sales Charge Deducted

Class A:  4.82%                           5.06%
Class B:  4.30%                           N/A
Class C:  4.29%                           N/A

      o Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares adjusts the Fund's current yield, as calculated above, by a stated combined Federal and state tax rate. The tax equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate and adding the result to the portion (if any) of the Fund's current yield that is not tax-exempt. The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Appendix B includes a tax equivalent yield table, based on various effective tax brackets for individual taxpayers. Such tax brackets are determined by a taxpayer's Federal taxable income (the net amount subject to Federal income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply and that the investor is not subject to the Alternative Minimum Tax, and that state income tax payments are fully deductible for Federal income tax purposes. For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. The Fund's tax-equivalent yields for its Class A, Class B and Class C shares for the 30-day period ended September 30, 1997 were 7.98%, 7.12% and 7.10%, respectively, for an individual in the 39.6% Federal income tax bracket.

      o Dividend Yield . The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

      Dividend Yield =    dividends  paid  x  12/maximum offering
                               price (payment date)

      The maximum offering price for Class A shares includes the maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge .

      The dividend yields for the 30-day period ended September 30, 1997 were as follows:

Without Deducting Sales Charge           With Sales Charge Deducted

Class A:  4.83%                           5.07%
Class B:  4.31%                           N/A
Class C:  4.31%                           N/A


      o  Total Return Information.

      o Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

               LEFT ( {~ERV~} OVER P~ right) SUP
            {1/n}~-1~=~Average~Annual~Total~ Return


      The "average annual total return" on an investment in Class A shares of the Fund for the one , five and ten year periods ended September 30, 1997 was 4.07%, 5.71% and 8.36%, respectively. The "average annual total return" on an investment in Class B shares of the Fund for the one year ended September 30, 1997 was 3.43%. For the period from inception of Class B shares on May 3, 1993 through September 30, 1997, the average annual total return was 4.81%. The "average annual total return" on an investment in Class C shares of the Fund for the one year ended September 30, 1997 was 7.48%. For the period from inception of Class C shares on August 29, 1995, through September 30, 1997, the average annual total return was 7.47%.


      o Cumulative Total Return. The "cumulative total return" calculation measures the change in the value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

               {ERV~-~P} over P ~ =~Total~Return


      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the contingent deferred sales charge of 5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter is applied, as described in the Prospectus. For Class C shares, the payment of the 1.0% contingent deferred sales charge for the first 12 months is applied, as described in the Prospectus. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The "total return" on an investment in Class A shares of the Fund (using the method described above) for the period from November 11, 1986 (inception of the Fund) through September 30, 1997, was 123.18%. The cumulative total return on Class B shares for the period from May 3, 1993 (inception of the class) through September 30, 1997 was 23.03%. The cumulative total return on the Class C shares for the period from August 29, 1995 (inception of the class) through September 30, 1997 was 16.23%.

      o Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The "total return at net asset value" on the Fund's Class A shares for the one-year period ended September 30, 1997 was 9.25%. The total return at net asset value for the Fund's Class B shares for the year ended September 30, 1997 was 6.75%. The total return at net asset value for the Fund's Class C shares for the period ended September 30, 1997 was 8.89%.


      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison before using such information with other investments.


      o Other Performance Comparisons. From time to time, the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other bond funds, other than money market funds, and (ii) all other insured municipal debt funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but do not take sales charges or taxes into consideration. From time to time the Fund may include in its advertisement and sales literature performance information about the Fund cited in other newspapers and periodicals such as The New York Times, which may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and
(ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.


      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service.

 Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment return. The Fund is ranked among the municipal bond funds. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of the 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class's performance below the 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class's 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40% respectively, or its combined 3-. 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.


      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      Investors may also wish to compare the Fund's Class A, Class B or Class C return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government. In order to compare the Fund's dividends to the rate of return on taxable investments, Federal income taxes on such investments should be considered.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent), or, on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by a third party may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans


      The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act pursuant to which the Fund will make payments to the Distributor for its services in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees , including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plan for Class C shares, that vote was cast by the Manager as the sole initial holder of Class C shares.


      In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund), at no cost to the Fund to make payments to brokers, dealers, or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission Rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase payments under the Plan. Such vote must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Board and the Independent Trustees.


      While the Plans are in effect, the Treasurer of the Trust is to provide separate written reports to the Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which the payment was made and the identity of each Recipient that received any such payment. The report for the Class B Plan shall also include the Distributor's distribution costs for the fiscal period, and such costs for previous quarters that have been carried forward as explained in the Prospectus and below. Those reports will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision as to any such selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate allowed under the Plans and set no minimum amount. For the fiscal year ended September 30, 1997, payments under the Class A Plan totaled $208,515, all of which was paid by the Distributor to Recipients, including $9,873 paid to an affiliate of the Distributor. Any unreimbursed expenses incurred with respect to Class A shares for any fiscal year by the Distributor may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Class A Plan will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.


      The Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of shares sold. Pursuant to the Plans, service fee payments by the Distributor to Recipients will be made (i) in advance for the first year Class B and Class C shares are outstanding, following the purchase of shares, in an amount equal to 0.25% of the net asset value of the shares purchased by the Recipient or its customers and (ii) thereafter, on a quarterly basis, computed as of the close of business each day at an annual rate of 0.25% of the average daily net asset value of Class B and Class C shares held in accounts of the Recipient or its customers.

An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B and Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance of the service fee payment for those shares to the Distributor. Payments made under the Class B Plan during the fiscal year ended September 30, 1997 totaled $172,866, including $2,397 paid to a dealer affiliated with the Distributor and $141,004 retained by the Distributor. Payments under the Class C Plan during the fiscal year ended September 30, 1997 totaled $17,146, of which $12,061 was retained by the Distributor.

      Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee on such shares, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and Class C Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and Class C Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset based sales charges and service fees.


      The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. The Distributor retains the asset-based sales charge on Class B shares outstanding for less than 6 years. As to Class C shares, the Distributor retains the asset-based sales charge during the first year shares are outstanding and pays the asset-based sales charges as an ongoing commission to the dealer on Class C shares outstanding for more than a year or more. Such payments are made to the Distributor under the Plans in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees, as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources, or from an affiliate,
(iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), and state "blue sky" registration fees and certain other distribution expenses.


ABOUT YOUR ACCOUNT

How To Buy Shares

     Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

      The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on such Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


      The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees,
(iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and/or Service Plan fees, (b) transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

     Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that Class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before or after a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Dealers other than Exchange members may conduct trading in Municipal Securities on certain days on which the Exchange is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      The Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (ii) a non-money market fund will value (a) debt instruments that had a maturity of more than 397 days when issued, (b) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days, and (c) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less , at the mean between "bid" and "ask"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iii) money market-type debt securities held by a non- money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discounts; and (iv) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (i) and (ii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.


      In the case of Municipal Securities, U.S. Government securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved (such as the tax-exempt status of the interest paid by Municipal Securities). The Manager may use pricing services approved by the Board of Trustees to price any of the types of securities described above. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

      With respect to valuation of securities which are in default in payment of principal or interest or, as determined by the Manager, in significant risk of such default (the "Defaulted Securities") and which are covered by insurance obtained by the Fund, the value of the insurance guaranteeing interest and principal payments will be an element of the net asset value per share for the Fund. The value of the insurance will be equal to the difference between (i) the market value of the Defaulted Securities assuming the exercise of the right to obtain a Secondary Market Insurance Policy (less the insurance premium attributable to the purchase of such policy) and (ii) the market value of such Defaulted Securities not covered by a Secondary Market Insurance Policy. In addition, the ability of Financial Guaranty to meet its commitments under the Fund's insurance policy, including the commitments to issue Secondary Market Insurance Policies, will be considered. If an occurrence were to take place after the value of a security in a portfolio was so established but before the net asset value per share is determined which was likely to materially change the net asset value, then such security would be valued under procedures adopted by the Trustees to make such fair value determination.


      Puts, calls, Interest Rate Futures and Municipal Bond Index Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, or as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "asked" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "asked" price is available).

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call or put. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 p.m., but may close earlier on certain days. If the Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day after such Federal Funds are received. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or broker or dealer incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews. Relations by virtue of a remarriage (step-children, step-parents, etc.) are included.


     o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the Sub-Distributor and include the following:


Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer California Municipal Fund Oppenheimer Intermediate Municipal Fund Oppenheimer Insured Municipal Fund Oppenheimer Main Street California Municipal Fund Oppenheimer Florida Municipal Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Discovery Fund Oppenheimer Capital Appreciation Fund Oppenheimer Growth Fund Oppenheimer Equity Income Fund Oppenheimer Multiple Strategies Fund Oppenheimer Total Return Fund, Inc. Oppenheimer International Bond Fund Oppenheimer Enterprise Fund Oppenheimer Main Street Income & Growth Fund Oppenheimer High Yield Fund Oppenheimer Champion Income Fund Oppenheimer Bond Fund Oppenheimer U.S. Government Trust Oppenheimer Limited-Term Government Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Strategic Income Fund Oppenheimer International Growth Fund Oppenheimer Developing Markets Fund Oppenheimer Real Asset Fund Oppenheimer International Small Company Fund Oppenheimer MidCap Fund Oppenheimer Bond Fund for Growth Limited-Term New York Municipal Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Small Cap Value Fund Oppenheimer Quest Officers Value Fund Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Growth & Income Value Fund Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer
Disciplined Value Fund Oppenheimer Disciplined Allocation Fund Oppenheimer LifeSpan Balanced Fund Oppenheimer LifeSpan Income Fund Oppenheimer LifeSpan Growth Fund Rochester Fund Muncipals


and the following "Money Market Funds":


Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.


      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).


      o Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.


      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen- month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.


      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of the other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired in exchange for either (i) Class A shares sold with a front-end sales charge of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.


     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend, or discontinue offering Checkwriting privileges at any time without prior notice.

      By choosing the Checkwriting privilege, whether you do so by signing the Account Application or by completing a Checkwriting card, the individuals signing (1) represent that they are either the registered owner(s) of the shares of the Fund, or are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s); (2) authorize the Fund, its Transfer Agent and any bank through which the Fund's drafts ("checks") are payable (the "Bank"), to pay all checks drawn on the Fund account of such person(s) and to effect a redemption of sufficient shares in that account to cover payment of such checks; (3) specifically acknowledge(s) that if you choose to permit a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from an account even if that account is registered in the names of more than one person or even if more than one authorized signature appears on the Checkwriting card or the Application, as applicable; and (4) understand(s) that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Bank and neither shall incur any liability for such amendment or termination or for effecting redemptions to pay checks reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.

How to Sell Shares

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.


      o Selling Shares by Wire. The wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.


     o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholders to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

      o Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Trust may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.


Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchase subject to an initial sales charge or Class A contingent deferred sales charge which was paid, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares "below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. This reinvestment privilege does not apply to Class C shares. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.


Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally that is 4:00 p.m., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.


Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below , as well as those stated in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.


      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under such plans should not be considered as a yield or income on your investment.


     It may not be desirable to purchase additional shares of Class A shares while maintaining automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.


      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.


      To use Class A shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.


      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares


      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial America Fund, L.P. , which only offer Class A shares and Oppenheimer Main Street California Municipal Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans). A current list showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds . Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 12 months of the end of the calendar month of the initial purchase of the exchanged Class A shares (18 months if the shares were initially purchased prior to May 1, 1997), the Class A contingent deferred sales charge is imposed on the redeemed shares. (See "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or have obtained and acknowledged receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order. Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be paid with respect to shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If a shareholder redeems all shares in an account, all dividends accrued on shares held in that account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.


      The amount of a class's dividends may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.

Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt- interest dividends which are derived from net investment income earned by the Fund on Municipal Securities will be excludable from gross income of shareholders for Federal income tax purposes. Net investment income includes the allocation of amounts of income from the Municipal Securities in the Fund's portfolio which are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends made during the Fund's tax year. Such designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period. A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. All of the Fund's dividends (excluding capital gains distributions) paid during 1997 were exempt from Federal personal income taxes. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund. Corporate shareholders and "substantial users" of facilities financed by Private Activity Municipal Securities should see "Private Activity Municipal Securities."

     A shareholder receiving a dividend from income earned by the Fund from one or more of: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities); (2) income from securities loans; or (3) an excess of net short-term capital gain over net long-term capital loss from the Fund, treats the dividend as a receipt of ordinary income in the computation of gross income, regardless of whether the dividend is reinvested. The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      Long-term capital gains distributions, if any, are taxable as long-term capital gains whether received in cash or reinvested and regardless of how long Fund shares have been held. Dividends paid by the Fund derived from net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested. For information on "backup withholding" on taxable dividends, see "How To Sell Shares." Interest on loans used to purchase shares of the Fund may not be deducted for Federal income tax purposes. Under rules used by the Internal Revenue Service to determine when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation, will receive no tax deduction for payments of dividends and distributions made to shareholders and would be unable to pay "exempt-interest" dividends as discussed above.


      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. The Board and the Manager might determine in a particular year that it might be in the best interest of shareholders for the Fund not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or distributions in shares of the same class of any of the other Oppenheimer funds (other than Oppenheimer Cash Reserves) listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either must have an existing account in the fund selected for investment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and distributions from other Eligible Funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Such uninsured balances may at times be substantial.


Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Insured Municipal Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Insured Municipal Fund as of September 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1997 and 1996 and the financial highlights for the period October 1, 1992 to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
               In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Insured Municipal Fund at September 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
October 21, 1997

--------------------------------------------------------------------------------
Statement of Investments
--------------------------------------------------------------------------------

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
=============================================================================================
Municipal Bonds and Notes--104.6%
---------------------------------------------------------------------------------------------
Alabama--1.9%
AL Docks Department Facilities RRB, MBIA
Insured, 5.50%, 10/1/02                              Aaa/AAA        $1,000,000    $ 1,035,340
---------------------------------------------------------------------------------------------
Pelham, AL GORB, AMBAC Insured, 7.10%, 8/1/15        Aaa/AAA/AAA     1,000,000      1,111,950
                                                                                 ------------
                                                                                    2,147,290

---------------------------------------------------------------------------------------------
Arizona--1.0%
AZ Educational LMC RRB, Series B, 7%, 3/1/05         A/NR            1,090,000      1,185,092

---------------------------------------------------------------------------------------------
California--11.8%
Anaheim, CA PFAU Lease RB, Sr. Public
Improvements Project, Series A,
FSA Insured, 5%, 3/1/37                              Aaa/AAA         1,000,000        939,590
---------------------------------------------------------------------------------------------
CA Public Capital Improvements FAU RB, Pooled
Project, Series B, BIG Insured, 8.10%, 3/1/18        Aaa/AAA           230,000        238,551
---------------------------------------------------------------------------------------------
CA SCDAU Revenue COP, Cedars-Sinai
Medical Center, MBIA Insured, 6.50%, 8/1/12 Aaa/AAA                  1,000,000      1,159,730
---------------------------------------------------------------------------------------------
Center, CA USD CAP GOB, Series C, MBIA
Insured, Zero Coupon, 5.80%, 9/1/19(1)               Aaa/AAA         2,500,000        777,500
---------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A,
MBIA Insured, 6.15%, 8/1/15                          Aaa/AAA         1,000,000      1,133,050
---------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue
COP, 6.37%, 7/1/22                                   Aaa/AAA         3,000,000      3,424,590
---------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric RRB,
Series G, MBIA Insured, 6.50%, 9/1/13                Aaa/AAA/A       1,000,000      1,171,130
---------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. Airport Commission
International Airport RB, Second Series
Issue 14-A, MBIA Insured, 8%, 5/1/09                 Aaa/AAA         1,455,000      1,763,285
---------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency Toll Road CAP RRB, Series A,
MBIA Insured, Zero Coupon, 5.65%, 1/15/26(1)         Aaa/AAA/AAA     4,000,000        838,400
---------------------------------------------------------------------------------------------
Southern CA Metropolitan Water District
Waterworks RB, Series C, 5%, 7/1/27                  Aa/AA           2,000,000      1,896,200
                                                                                 ------------
                                                                                   13,342,026

---------------------------------------------------------------------------------------------
Colorado--3.6%
Centennial Water & Sanitation District CO,
Water & Sewer RB, 5.75%, 6/15/15                     Aa1/AA+         1,775,000      1,823,404
---------------------------------------------------------------------------------------------
CO Housing FAU RB, MH Insured Mtg.-B-2,
5.90%, 10/1/38                                       Aa2/AA          1,000,000      1,004,390
---------------------------------------------------------------------------------------------
Douglas Cnty., CO SDI No. RE-1 Douglas &
Elbert Cntys. Improvement GOB, Series A,
MBIA Insured, 8%, 12/15/09                           Aaa/AAA         1,000,000      1,300,540
                                                                                 ------------
                                                                                    4,128,334


                      9 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
---------------------------------------------------------------------------------------------
Connecticut--3.6%
CT Housing FAU RB, Series A, Subseries A-2,
6.20%, 11/15/22                                      Aa3/AA         $1,000,000    $ 1,040,170
---------------------------------------------------------------------------------------------
CT Housing FAU RRB, Series A, Subseries D-2,
6.20%, 11/15/27                                      Aa3/AA          1,000,000      1,034,520
---------------------------------------------------------------------------------------------
CT Housing FAU RRB, Subseries C-2,
5.85%, 11/15/28                                      Aa3/AA          2,000,000      2,015,400
                                                                                 ------------
                                                                     `              4,090,090

---------------------------------------------------------------------------------------------
Florida--8.4%
FL BOE Capital Outlay Public Education
GOB, Series A, 7%, 6/1/00                            Aa2/AA+/AA      1,000,000      1,074,380
---------------------------------------------------------------------------------------------
FL HFA RRB, MH, Series C, 6%, 8/1/11                 NR/AAA          1,000,000      1,059,600
---------------------------------------------------------------------------------------------
Jacksonville, FL Electric Authority RRB, WSS,
Series A, 5.625%, 10/1/37                            Aa3/AA-         3,000,000      3,012,870
---------------------------------------------------------------------------------------------
Lee Cnty., FL Hospital Board of Directors RRB,
MBIA Insured, 3.705%, 3/26/20                        Aaa/AAA         1,000,000      1,000,000
---------------------------------------------------------------------------------------------
Lee Cnty., FL Hospital Board of Directors RRB,
MBIA Insured, Inverse Floater, 8.71%, 3/26/20(2)     Aaa/AAA         1,000,000      1,156,250
---------------------------------------------------------------------------------------------
Orange Cnty., FL HFAU RB, Orlando Regional
Healthcare, Series A, MBIA Insured,
6.25%, 10/1/18(3)                                    Aaa/AAA         2,000,000      2,272,000
                                                                                 ------------
                                                                                    9,575,100

---------------------------------------------------------------------------------------------
Georgia--2.7%
Dalton, GA DAU RB, MBIA Insured,
5.50%, 8/15/26                                       Aaa/AAA         1,000,000      1,027,840
---------------------------------------------------------------------------------------------
Richmond Cnty., GA DAU RB, Sub. Lien,
Series C, Zero Coupon, 5.82%, 12/1/21(1)             Aaa/NR          8,000,000      2,085,760
                                                                                 ------------
                                                                                    3,113,600

---------------------------------------------------------------------------------------------
Illinois--8.1%
Chicago, IL SFM RB, Series B, 6.95%, 9/1/28          Aaa/NR          2,000,000      2,196,260
---------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District No
508 Chicago COP, FGIC Insured, 8.75%, 1/1/03         Aaa/AAA           750,000        897,285
---------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District No
508 Chicago COP, FGIC Insured, 8.75%, 1/1/05         Aaa/AAA/AAA       500,000        623,600
---------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District No
508 Lease COP, Series C, MBIA Insured,
7.70%, 12/1/07                                       Aaa/AAA         1,500,000      1,858,140
---------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 99 Cicero GOB, FGIC
Insured, 8.50%, 12/1/05                              Aaa/AAA         1,170,000      1,469,976
---------------------------------------------------------------------------------------------
IL HFAU RB, Memorial Medical Center Project,
MBIA Insured, 6.75%, 10/1/11                         Aaa/AAA         2,000,000      2,162,720
                                                                                 ------------
                                                                                    9,207,981


                      10 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
---------------------------------------------------------------------------------------------
Indiana--5.6%
Hamilton Southeastern, IN Consolidated School
Building Corp. RRB, First Mtg., AMBAC
Insured, 7%, 7/1/11                                  Aaa/AAA/AAA    $  500,000    $   546,995
---------------------------------------------------------------------------------------------
IN HFFAU Hospital RB, Clarian Health
Partners, Inc., Series A, 6%, 2/15/21                Aa3/AA /AA      2,000,000      2,071,600
---------------------------------------------------------------------------------------------
IN Office Building Commission Capital Complex
RB, Series B, MBIA Insured, 7.40%, 7/1/15            Aaa/AAA         2,500,000      3,164,325
---------------------------------------------------------------------------------------------
Whitko, IN Middle School Building Corp. RB,
First Mtg., Prerefunded, AMBAC Insured,
6.75%, 7/15/12                                       Aaa/AAA/AAA       500,000        548,770
                                                                                 ------------
                                                                                    6,331,690

---------------------------------------------------------------------------------------------
Massachusetts--4.5%
MA Health & Educational FA RB, Mt. Auburn
Hospital Issue, Series B-1, MBIA Insured,
6.25%, 8/15/14                                       Aaa/AAA         1,000,000      1,076,430
---------------------------------------------------------------------------------------------
MA HFA RB, Series A, AMBAC Insured,
6.60%, 7/1/14                                        Aaa/AAA/AAA     2,000,000      2,121,060
---------------------------------------------------------------------------------------------
MA TUAU Metropolitan Highway System RRB,
Sr. Lien, Series A, MBIA Insured, 5%, 1/1/37         Aaa/NR/AAA      2,000,000      1,851,680
                                                                                 ------------
                                                                                    5,049,170

---------------------------------------------------------------------------------------------
Nebraska--0.5%
NE Investment FAU Hospital RB, NE Methodist
Health System, MBIA Insured, 7%, 3/1/06              Aaa/AAA           500,000        548,775

---------------------------------------------------------------------------------------------
Nevada--3.0%
Clark Cnty., NV Passenger Facility Charge RB,
Las Vegas McCarran International Airport
Project, Series B, MBIA Insured, 6.50%, 7/1/12       Aaa/AAA         2,000,000      2,167,580
---------------------------------------------------------------------------------------------
Humboldt Cnty., NV PC RB, Idaho Power Co.
Project, AMBAC Insured, 8.30%, 12/20/14              Aaa/AAA/AAA     1,000,000      1,204,880
                                                                                 ------------
                                                                                    3,372,460

---------------------------------------------------------------------------------------------
New Hampshire--0.5%
NH Turnpike System RRB, Series A,
FGIC Insured, 6.75%, 11/1/11                         Aaa/AAA/AAA       500,000        573,590

---------------------------------------------------------------------------------------------
New York--6.8%
NY United Nations Development Corp. RRB,
Sr. Lien, Series B, 5.60%, 7/1/26                    A2/NR/A         3,000,000      2,986,950
---------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series H, 7.20%, 2/1/15        NR/BBB+/A-      2,800,000      3,156,944
---------------------------------------------------------------------------------------------
NYC MWFAU WSS RB, Series B, MBIA Insured,
5.75%, 6/15/29                                       Aaa/AAA/AAA     1,500,000      1,547,055
                                                                                 ------------
                                                                                    7,690,949


                      11 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
---------------------------------------------------------------------------------------------
Ohio--4.3%
Cincinnati, OH Student Loan Funding Corp. RB,
Series A, AMBAC Insured, 5.75%, 8/1/03               Aaa/AAA/AAA    $1,000,000    $ 1,065,580
---------------------------------------------------------------------------------------------
Cleveland, OH COP, Stadium Project,
AMBAC Insured, 6%, 11/15/09                          Aaa/AAA         1,000,000      1,106,800
---------------------------------------------------------------------------------------------
OH HFA Mtg. RB, 6.10%, 9/1/28                        NR/AAA          2,000,000      2,100,660
---------------------------------------------------------------------------------------------
Streetsboro, OH SDI GOB, AMBAC Insured,
7.125%, 12/1/10                                      Aaa/AAA/AAA       500,000        613,015
                                                                                 ------------
                                                                                    4,886,055

---------------------------------------------------------------------------------------------
Oklahoma--2.2%
OK Baptist University Authority RB,
FGIC Insured, 7.10%, 8/1/09                          Aaa/AAA/AAA       150,000        160,432
---------------------------------------------------------------------------------------------
OK Industrial Authority Health Systems RB,
Baptist Medical Center, Series C,
AMBAC Insured, 7%, 8/15/05                           Aaa/AAA/AAA     2,000,000      2,296,180
                                                                                 ------------
                                                                                    2,456,612

---------------------------------------------------------------------------------------------
Pennsylvania--9.5%
Allegheny Cnty., PA Airport RRB, Pittsburgh
International Airport, Series A, MBIA Insured,
5.75%, 1/1/08                                        Aaa/AAA         1,000,000      1,077,820
---------------------------------------------------------------------------------------------
Berks Cnty., PA GOB, FGIC Insured,
6.30%, 11/10/20                                      Aaa/AAA         2,000,000      2,214,760
---------------------------------------------------------------------------------------------
Delaware Valley, PA Regional FAU Local
Government RB, Series B, AMBAC Insured,
5.70%, 7/1/27                                        Aaa/AAA         2,000,000      2,124,840
---------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, Series B,
AMBAC Insured, Inverse Floater, 8.11%, 3/1/22(2)     Aaa/AAA/AAA     1,250,000      1,335,938
---------------------------------------------------------------------------------------------
Philadelphia, PA Regional POAU Lease RB,
MBIA Insured, Inverse Floater, 8.50%, 9/1/20(2)      Aaa/AAA         1,900,000      2,135,125
---------------------------------------------------------------------------------------------
Philadelphia, PA Regional POAU Lease
RRB, 3.70%, 9/1/20                                   Aaa/AAA         1,900,000      1,900,000
                                                                                 ------------
                                                                                   10,788,483

---------------------------------------------------------------------------------------------
South Dakota--1.0%
SD Lease Revenue Trust Certificates, Series B,
FSA Insured, 8%, 9/1/02                              Aaa/AAA         1,000,000      1,155,720

---------------------------------------------------------------------------------------------
Tennessee--1.6%
Chattanooga-Hamilton Cnty., TN HA RB,
Erlanger Medical Center, Prerefunded, Series B,
FSA Insured, Inverse Floater, 9.87%, 5/25/21(2)      Aaa/AAA         1,500,000      1,809,375


                      12 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Texas--13.6%
Cedar Hill, TX ISD CAP RRB, Zero Coupon,
6.10%, 8/15/11(1)                                    Aaa/AAA/AAA    $1,585,000    $   761,878
---------------------------------------------------------------------------------------------
Grand Prairie, TX HFDC RRB, Dallas/Ft. Worth
Medical Center Project, AMBAC Insured,
6.875%, 11/1/10                                      Aaa/AAA         1,800,000      2,037,276
---------------------------------------------------------------------------------------------
Harris Cnty., TX Hospital District RRB,
AMBAC Insured, 7.40%, 2/15/10                        Aaa/AAA/AAA     2,000,000      2,384,920
---------------------------------------------------------------------------------------------
Harris Cnty., TX Toll Road Sr. Lien RRB,
FGIC Insured, 5%, 8/15/16                            Aaa/AAA/AAA     1,000,000        965,580
---------------------------------------------------------------------------------------------
Humble, TX ISD CAP GORB, Zero Coupon,
5.15%, 2/15/08(1)                                    Aaa/AAA         2,365,000      1,421,129
---------------------------------------------------------------------------------------------
Lower Neches Valley, TX IDV Corp.
Environmental Authority RB, Mobil Oil
Refining Corp. Project, 6.35%, 4/1/26                Aa2/AA          2,170,000      2,303,216
---------------------------------------------------------------------------------------------
Lower Neches Valley, TX IDV Corp. Sewer
Facilities RB, Mobil Oil Refining Corp. Project,
6.40%, 3/1/30                                        Aa2/AA          1,000,000      1,068,450
---------------------------------------------------------------------------------------------
Rio Grande Valley TX HFDC Retirement
Facilities RB, Golden Palms, Series B,
MBIA Insured, 6.40%, 8/1/12                          Aaa/AAA         2,000,000      2,177,340
---------------------------------------------------------------------------------------------
Tarrant Cnty., TX HFDC RB, Texas Health
Resources System, Series A, MBIA Insured,
5.75%, 2/15/11                                       Aaa/AAA         2,230,000      2,370,089
                                                                                 ------------
                                                                                   15,489,878

---------------------------------------------------------------------------------------------
Washington--2.0%
Tacoma, WA Electric Systems RB, Prerefunded,
AMBAC Insured, Inverse Floater, 8.84%, 1/2/15(2)     Aaa/AAA/AAA     1,000,000      1,171,250
---------------------------------------------------------------------------------------------
WA PP Supply System RRB, Nuclear Project
No. 2, Series A, FGIC Insured, Zero Coupon,
5.50%, 7/1/09(1)                                     Aaa/AAA/AAA     2,000,000      1,102,780
                                                                                 ------------
                                                                                    2,274,030

---------------------------------------------------------------------------------------------
Wisconsin--1.3%
WI Health & Educational FA RB, Aurora Medical
Group, Inc. Project, FSA Insured, 6%, 11/15/11       Aaa/AAA         1,370,000      1,526,687

---------------------------------------------------------------------------------------------
District of Columbia--5.7%
DC GORB, Series A, AMBAC Insured, 6.50%, 6/1/06      Aaa/AAA/AAA     2,915,000      3,280,424
---------------------------------------------------------------------------------------------
DC GORB, Series A-1, MBIA Insured, 6%, 6/1/11        Aaa/AAA/BB      2,000,000      2,187,860
---------------------------------------------------------------------------------------------
DC Hospital RRB, Medlantic Healthcare Group,
Series A, MBIA Insured, 5.25%, 8/15/12               Aaa/AAA         1,000,000      1,001,580
                                                                                 ------------
                                                                                    6,469,864


                      13 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
U.S. Possessions--1.4%
PR Public Buildings Authority RB, Government
Facilities, Series B, AMBAC Insured, 5%, 7/1/27      Aaa/AAA        $1,650,000   $  1,576,163
                                                                                 ------------
Total Municipal Bonds and Notes
(Cost $113,239,920)                                                               118,789,014

                                                   Date     Strike   Contracts
=============================================================================================
Call Options Purchased--0.0%
---------------------------------------------------------------------------------------------
U.S. Treasury, 30 yr. Futures, 12/97 Call Opt.     11/97     $118          134         62,813
---------------------------------------------------------------------------------------------
U.S. Treasury, 30 yr. Futures, 12/97 Call Opt.     11/97     $120           45          7,734
                                                                                 ------------
Total Call Options Purchased (Cost $45,980)                                            70,547

---------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $113,285,900)                          104.6%   118,859,561
---------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                     (4.6)    (5,280,352)
                                                                    ----------   ------------
Net Assets                                                               100.0%  $113,579,209
                                                                    ==========   ============

To simplify the listing of securities, abbreviations are used per the table below:

BOE  --Board of Education
CAP  --Capital Appreciation
COP --Certificates of Participation DAU --Development Authority FA --Facilities Authority FAU --Finance Authority GOB --General Obligation Bonds GORB --General Obligation Refunding Bonds HA --Hospital Authority HEAA --Higher Education Assistance Agency HFA --Housing Finance Agency HFAU --Health Facilities
Authority HFDC --Health Facilities Development Corp. HFFAU--Health Facilities Finance Authority IDV --Industrial Development ISD --Independent School District LMC --Loan Marketing Corp. MH --Multifamily Housing MUD --Municipal Utility
District MWFAU--Municipal Water Finance Authority NYC --New York City PC --Pollution Control PFAU --Public Finance Authority POAU --Port Authority PP --Public Power RB --Revenue Bonds RRB --Revenue Refunding Bonds
SCDAU--Statewide Communities Development Authority
SDI  --School District
SFM  --Single Family Mortgage
TUAU --Turnpike Authority
USD  --Unified School District
WSS  --Water & Sewer System


                      14 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase. 2. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $7,607,938 or 6.70% of the Fund's net assets at September 30, 1997. 3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,272,000 or 2.00% of the Fund's net assets, at September 30, 1997.

As of September 30, 1997, securities subject to the alternative minimum tax amounted to $21,370,801 or 18.82% of the Fund's net assets.

See accompanying Notes to Financial Statements.


                      15 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  September 30, 1997
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value (cost $113,285,900)--
see accompanying statement                                          $118,859,561
--------------------------------------------------------------------------------
Cash                                                                   2,365,146
--------------------------------------------------------------------------------
Receivables:
Interest                                                               1,581,210
Shares of beneficial interest sold                                       396,947
--------------------------------------------------------------------------------
Other                                                                      5,649
                                                                    ------------
Total assets                                                         123,208,513

================================================================================
Liabilities Payables and other liabilities:
Investments purchased                                                  9,119,085
Dividends                                                                286,526
Shares of beneficial interest redeemed                                    72,115
Distribution and service plan fees                                        67,589
Transfer and shareholder servicing agent fees                             13,954
Other                                                                     70,035
                                                                    ------------
Total liabilities                                                      9,629,304

================================================================================
Net Assets                                                          $113,579,209
                                                                    ============

================================================================================
Composition of Net Assets
Paid-in capital                                                     $106,924,495
--------------------------------------------------------------------------------
Undistributed net investment income                                      310,788
--------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                 770,265
--------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                     5,573,661
                                                                    ------------
Net assets                                                          $113,579,209
                                                                    ============


                      16 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $91,050,755 and 5,138,201 shares of beneficial
interest outstanding)                                                     $17.72
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                        $18.60

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,974,464 and 1,126,768
shares of beneficial interest outstanding)                                $17.73

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,553,990 and 144,171 shares
of beneficial interest outstanding)                                       $17.72

See accompanying Notes to Financial Statements.


                      17 Oppenheimer Insured Municipal Fund

-------------------------------------------------------------------------------
Statement of Operations  For the Year Ended September 30, 1997
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment Income
Interest                                                           $  6,547,674

-------------------------------------------------------------------------------
Expenses
Management fees--Note 4                                                 471,703
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                 208,515
Class B                                                                 172,866
Class C                                                                  17,146
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                   114,560
-------------------------------------------------------------------------------
Shareholder reports                                                      77,865
-------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                  32,265
Class B                                                                   6,816
Class C                                                                     925
-------------------------------------------------------------------------------
Legal and auditing fees                                                  25,409
-------------------------------------------------------------------------------
Custodian fees and expenses                                               9,969
-------------------------------------------------------------------------------
Trustees' fees and expenses                                               3,608
-------------------------------------------------------------------------------
Other                                                                     7,987
                                                                   ------------
Total expenses                                                        1,149,634

-------------------------------------------------------------------------------
Net Investment Income                                                 5,398,040

-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments                                                             605,147
Closing of futures contracts                                            (45,371)
                                                                   ------------
Net realized gain                                                       559,776
-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation
on investments                                                        3,288,007
                                                                   ------------
Net realized and unrealized gain                                      3,847,783

-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $  9,245,823
                                                                   ============

See accompanying Notes to Financial Statements.


                      18 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Year Ended September 30,
                                                                 1997            1996
==============================================================================================
Operations
Net investment income                                            $   5,398,040   $   4,973,365
----------------------------------------------------------------------------------------------
Net realized gain                                                      559,776       1,083,259
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                3,288,007             310
                                                                 -------------   -------------
Net increase in net assets resulting from operations                 9,245,823       6,056,934

==============================================================================================
Dividends  and  Distributions  to  Shareholders  Dividends  from net  investment income:
Class A                                                             (4,428,263)     (4,254,496)
Class B                                                               (753,073)       (663,202)
Class C                                                                (72,828)        (27,218)

==============================================================================================
Beneficial  Interest  Transactions  Net  increase in net assets  resulting  from beneficial interest transactions--Note 2:
Class A                                                              4,293,559       5,885,988
Class B                                                              3,315,084       2,468,411
Class C                                                              1,554,898         714,886

==============================================================================================
Net Assets
Total increase                                                      13,155,200      10,181,303
----------------------------------------------------------------------------------------------
Beginning of period                                                100,424,009      90,242,706
                                                                 -------------   -------------
End of period (including undistributed net investment
income of $310,788 and $522,255, respectively)                   $ 113,579,209   $ 100,424,009
                                                                 =============   =============

See accompanying Notes to Financial Statements.


                      19 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                              Class A
                                              ---------------------------------------------------
                                              Year Ended September 30,
                                              1997       1996       1995       1994       1993
=================================================================================================
Per Share Operating Data:
Net asset value, beginning of period           $17.07     $16.86     $16.14     $18.06     $16.92
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .91        .90        .90        .89        .93
Net realized and unrealized gain (loss)           .63        .20        .71      (1.84)      1.35
                                               ------     ------     ------     ------     ------
Total income (loss) from investment
operations                                       1.54       1.10       1.61       (.95)      2.28
-------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.89)      (.89)      (.89)      (.89)      (.96)
Distributions from net realized gain               --         --         --       (.08)      (.18)
                                               ------     ------     ------     ------     ------
Total dividends and distributions
to shareholders                                  (.89)      (.89)      (.89)      (.97)     (1.14)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.72     $17.07     $16.86     $16.14     $18.06
                                               ======     ======     ======     ======     ======

=================================================================================================
Total Return, at Net Asset Value(4)              9.25%      6.67%     10.29%     (5.46)%    14.02%

=================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)      $91,051    $83,516    $76,691    $67,793    $62,158
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $86,511    $81,233    $70,650    $66,953    $45,949
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            5.25%      5.27%      5.52%      5.23%      5.40%
Expenses(7)                                      0.95%      1.02%      0.95%      1.05%      1.18%(6)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                       76.5%        93%        58%        99%         7%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995. 2. Per share amounts calculated based on the average shares outstanding during the period. 3. For the period from May 3, 1993 (inception of offering) to September 30, 1993. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized. 6. The expense ratio was 1.10% net of the voluntary assumption by the Manager.


                      20 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class B                                                   Class C
------------------------------------------------------    -----------------------------
Year Ended September 30,                                  Year Ended September 30,
1997       1996       1995       1994        1993(3)      1997(2)   1996        1995(1)
=======================================================================================

 $17.08     $16.87     $16.15     $18.07      $17.33       $17.06    $16.86      $16.72
---------------------------------------------------------------------------------------

    .76        .77        .78        .77         .30          .76       .75         .08
    .65        .20        .71      (1.86)        .74          .65       .21         .14
 ------     ------     ------     ------      ------       ------    ------      ------

   1.41        .97       1.49      (1.09)       1.04         1.41       .96         .22
---------------------------------------------------------------------------------------

   (.76)      (.76)      (.77)      (.75)       (.30)        (.75)     (.76)       (.08)
     --         --         --       (.08)         --           --        --          --
 ------     ------     ------     ------      ------       ------    ------      ------

   (.76)      (.76)      (.77)      (.83)       (.30)        (.75)     (.76)       (.08)
---------------------------------------------------------------------------------------
 $17.73     $17.08     $16.87     $16.15      $18.07       $17.72    $17.06      $16.86
 ======     ======     ======     ======      ======       ======    ======      ======

=======================================================================================
   8.43%      5.87%      9.47%     (6.20)%      6.04%        8.48%     5.77%       1.30%

=======================================================================================

$19,974    $15,983    $13,341    $11,571      $5,104       $2,554      $924        $211
---------------------------------------------------------------------------------------
$17,309    $14,822    $11,987     $9,209      $2,298       $1,720      $618          $1
---------------------------------------------------------------------------------------

   4.48%      4.50%      4.75%      4.43%       3.99%(5)     4.45%     4.38%       4.89%(5)
   1.71%      1.77%      1.71%      1.82%       1.96%(5)     1.72%     1.81%       1.07%(5)
---------------------------------------------------------------------------------------
   76.5%        93%        58%        99%          7%        76.5%       93%         58%

7. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $93,793,427 and $80,614,521, respectively.

See accompanying Notes to Financial Statements.


                      21 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Insured Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income exempt from federal income tax for individual investors that is consistent with the preservation of capital by investing primarily in insured municipal bonds. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                      22 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization on long-term bonds for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
               The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year September 30, 1997, amounts have been reclassified to reflect a decrease in undistributed net investment income of $355,343, an increase in accumulated net realized gain on investments of $651,828, and a decrease in paid-in capital of $296,485.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities using the effective yield method, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      23 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Year Ended September 30, 1997   Year Ended September 30, 1996
                                ---------------------------   -----------------------------
                              Shares       Amount             Shares       Amount
-------------------------------------------------------------------------------------------
Class A:
Sold                           925,621     $16,067,826        1,069,278    $18,269,113
Dividends and distributions
reinvested                     190,616       3,300,646          184,862      3,140,861
Redeemed                      (870,242)    (15,074,913)        (909,988)   (15,523,986)
                              --------    ------------        ---------    -----------
Net increase                   245,995     $ 4,293,559          344,152    $ 5,885,988
                              ========    ============        =========    ===========

-------------------------------------------------------------------------------------------
Class B:
Sold                           328,196     $ 5,695,198          287,568    $ 4,899,080
Dividends and distributions
reinvested                      28,559         494,913           24,663        419,151
Redeemed                      (165,697)     (2,875,027)        (167,327)    (2,849,820)
                              --------    ------------        ---------    -----------
Net increase                   191,058     $ 3,315,084          144,904    $ 2,468,411
                              ========    ============        =========    ===========

-------------------------------------------------------------------------------------------
Class C:
Sold                           106,290     $ 1,838,223           48,380    $   826,936
Dividends and distributions
reinvested                       2,660          46,164              290          4,884
Redeemed                       (18,976)       (329,489)          (6,988)      (116,934)
                              --------    ------------        ---------    -----------
Net increase                    89,974     $ 1,554,898           41,682    $   714,886
                              ========    ============        =========    ===========


================================================================================
3. Unrealized Gains and Losses on Investments
At September 30, 1997, net unrealized appreciation on investments of $5,573,661 was composed of gross appreciation of $5,715,604, and gross depreciation of $141,943.

================================================================================
4. Management Fees and Other Transactions with Affiliates Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% on the first $100 million of average annual net assets, 0.40% on the next $150 million, 0.375% on the next $250 million and 0.35% on net assets in excess of $500 million.
               The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.


                      24 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
For the year ended September 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $164,201, of which $35,272 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $222,466 and $18,115, respectively, of which $2,152 and $1,686, respectively, was paid to an affiliated broker/dealer for Class B and Class C shares. During the year ended September 30, 1997, OFDI received contingent deferred sales charges of $53,881 upon redemption of Class B shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
               The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended September 30, 1997, OFDI paid $9,873 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.
               The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI paid $2,397, to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $141,004 and $12,061, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At September 30, 1997, OFDI had incurred unreimbursed expenses of $695,667 for Class B and $36,319 for Class C.


                      25 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Futures Contracts
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
               The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
               Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
               Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other OppenheimerFunds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
               The Fund had no borrowings outstanding during the year ended September 30, 1997.




                        APPENDIX A

      Descriptions of Ratings Categories

 Municipal Bonds

      |X| Moody's Investor Services, Inc. The ratings of Moody's Investors Service, Inc. ("Moody's") for Municipal Bonds are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Municipal Bonds rated "Aaa" are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than "Aaa" rated Municipal Bonds. The "Aaa" and "Aa" rated bonds comprise what are generally known as "high grade bonds." Municipal Bonds which are rated "A" by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future. Municipal Bonds rated "Baa" are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated Aa1, A1, Baa1, Ba1 and B1 respectively.

      In addition to the alphabetic rating system described above, Municipal Bonds rated by Moody's which have a demand feature that provides the holder with the ability to periodically tender ("put") the portion of the debt covered by the demand feature, may also have a short-term rating assigned to such demand feature. The short-term rating uses the symbol VMIG to distinguish characteristics which include payment upon periodic demand rather than fund or scheduled maturity dates and potential reliance upon external liquidity, as well as other factors. The highest investment quality is designated by the VMIG 1 rating and the lowest by VMIG 4.

      |X| Standard & Poor's Corporation. The ratings of Standard & Poor's Corporation ("S&P") for Municipal Bonds are AAA (Prime), AA (High Grade), A (Good Grade), BBB (Medium Grade), BB, B, CCC, CC, and C (speculative grade). Bonds rated in the top four categories (AAA, AA, A, BBB) are commonly referred to as "investment grade." Municipal Bonds rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues." The rating of A describes "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because, with respect to general obligations bonds, there is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds , debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.



The BBB rating is the lowest "investment grade" security rating. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show variations, with the revenue flow possibly being subject to erosion over time.
 Basic security provisions are no more

than adequate. Management performance could be stronger. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments. Bonds rated "B" have a greater vulnerability to default, but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Bonds rated "CCC" have a current identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Bonds noted "CC" typically are debt subordinated to senior debt which is assigned on actual or implied "CCC" debt rating.

      Bonds rated "C" typically are debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. Bonds rated "D" are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      |X| Fitch. The ratings of Fitch Investors Service, Inc. for Municipal Bonds are AAA, AA, A, BBB, BB, B, CCC, CC, C, DDD, DD, and D. Municipal Bonds rated AAA are judged to be of the "highest credit quality." The rating of AA is assigned to bonds of "very high credit quality." Municipal Bonds which are rated A by Fitch are considered to be of "high credit quality." The rating of BBB is assigned to bonds of "satisfactory credit quality." The A and BBB rated bonds are more vulnerable to adverse changes in economic conditions than bonds with higher ratings. Bonds rated AAA, AA, A and BBB are considered to be of investment grade quality. Bonds rated below BBB are considered to be of speculative quality. The ratings of "BB" is assigned to bonds considered by Fitch to be "speculative." The rating of "B" is assigned to bonds considered by Fitch to be "highly speculative." Bonds rated "CCC" have certain identifiable characteristics which, if not remedied, may lead to default. Bonds rated "CC" are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated "C" are in imminent default in payment of interest or principal. Bonds rated "DDD", "DD" and "D" are in default on interest and/or principal payments. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

      o Duff & Phelps. The ratings of Duff & Phelps are as follows: AAA which are judged to be the "highest credit quality". The risk factors are negligible, being only slightly more than for risk-free US Treasury debt. AA+, AA & AA- High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A+, A & A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. BBB+, BBB & BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.  BB+, BB & BB-  Below
investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. B+, B & B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade. CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments. DD Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments. DP Preferred stock with dividend averages.

Municipal Notes

      |X| Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Notes bearing the designation MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for financing. Notes bearing the designation "MIG-2" are of high quality with ample margins of protection, although not as large as notes rated "MIG ." Such short-term notes which have demand features may also carry a rating using the symbol VMIG as described above, with the designation MIG-1/VMIG 1 denoting best quality, with superior liquidity support in addition to those characteristics attributable to the designation MIG-1.

      |X| S&P's rating for Municipal Notes due in three years or less are SP-1, SP-2, and SP-3. SP-1 describes issues with a very strong capacity to pay principal and interest and compares with bonds rated A by S&P; if modified by a plus sign, it compares with bonds rated
"SP2" AA or AAA by S&P.  SP-2
describes issues with a satisfactory capacity to pay principal and interest, and compares with bonds rated BBB by S&P. SP-3 describes issues that have a speculative capacity to pay principal and interest.

      |X| Fitch's rating for Municipal Notes due in three years or less are F-1+, F-1, F-2, F-3, F-S and D. F-1+ describes notes with an exceptionally strong credit quality and the strongest degree of assurance for timely payment. F-1 describes notes with a very strong credit quality and assurance of timely payment is only slightly less in degree than issues rated F-1+. F-2 describes notes with a good credit quality and a satisfactory assurance of timely payment, but the margin of safety is not as great for issues assigned F-1+ or F-1 ratings. F-3 describes notes with a fair credit quality and an adequate assurance of timely payment, but near-term adverse changes could cause such securities to be rated below investment grade. F-S describes notes with weak credit quality. Issues rated D are in actual or imminent payment default.

Corporate Debt

      The "other debt securities" included in the definition of temporary investments are corporate (as opposed to municipal) debt obligations. The Moody's, S&P and Fitch corporate debt ratings shown do not differ materially from those set forth above for Municipal Bonds.




Commercial Paper

      |X| Moody's The ratings of commercial paper by Moody's are Prime-1, Prime-2, Prime-3 and Not Prime. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

      |X| S&P The ratings of commercial paper by S&P are A-1, A-2, A-3, B, C, and D. A-1 indicates that the degree of safety regarding timely payment is strong. A-2 indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated
A-1. A-3 indicates an adequate capacity for timely payments. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B indicates only speculative capacity for timely payment. C indicates a doubtful capacity for payment. D is assigned to issues in default.

      |X| Fitch The ratings of commercial paper by Fitch are similar to its ratings of Municipal Notes, above.

                                   Appendix B

                       TAX-EQUIVALENT YIELDS



The equivalent yield tables below compare tax-free income with taxable income under Federal income tax rates effective January 1, 1997. Federal taxable income refers to the net amount subject to Federal income tax after deductions and exemptions. The tables assume that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the Alternative Minimum Tax, and that state income tax payments are fully deductible for Federal income tax purposes. The income tax brackets are subject to indexing in future years to reflect changes in the Consumer Price Index. The brackets do not reflect the phaseout of itemized deductions and personal exemptions at higher income levels, resulting in higher effective tax rates and tax equivalent yields.



Federal

 Effective An Oppenheimer  Insured Municipal Fund Yield of
:
Taxabl3.00%3.50%  3.56% 3.88% 4.00%  4.16% 4.29% 4.30% 4.50%  Income  Bracket Is
Approximately Equivalent To a Taxable Yield of:




JOINT RETURN

Over     Not over

$        $ 41,20015.00%  3.53% 4.12%  4.19% 4.56%4.71% 4.89%  5.05%5.06%
5.29%
$ 41,200 $ 99,60028.00%  4.17% 4.86%  4.94% 5.39%5.56% 5.78%  5.96%5.97%
6.25%
$ 99,600 $151,75031.00%  4.35% 5.07%  5.16% 5.62%5.80% 6.03%  6.22%6.23%
6.52%
$151,750 $271,05036.00%  4.69% 5.47%  5.56% 6.06%6.25% 6.50%  6.70%6.72%
7.03%
$271,050 and abov39.60%  4.97% 5.79%  5.89% 6.42%6.62% 6.89%  7.10%7.12%
7.45%

                         4.82% 6.50%  7.00% 7.50%

                         5.67% 7.65% 8.24% 8.82% 6.69% 9.03%  9.72%10.42%  6.99%
                         9.42%  10.14%10.87%  7.53%  10.16%  10.94%10.94%  7.98%
                         10.76% 11.59%12.42%

SINGLE RETURN

Over     Not over        3.00% 3.50%  3.56% 3.88%4.00% 4.16% 4.29% 4.30%
----     --------
4.50%

$        $ 24,65015.00%  3.53% 4.12%  4.19% 4.56%4.71% 4.89%  5.05%5.06%
5.29%
$ 24,650 $ 59,75028.00%  4.17% 4.86%  4.94% 5.39%5.56% 5.78%  5.96%5.97%
6.25%
$ 59,750 $124,65031.00%  4.35% 5.07%  5.16% 5.62%5.80% 6.03%  6.22%6.23%
6.52%
$124,650 $271,05036.00%  4.69% 5.47%  5.56% 6.06%6.25% 6.50%  6.70%6.72%
7.03%
$271,050 and abov39.60%  4.97% 5.79%  5.89% 6.42%6.62% 6.89%  7.10%7.12%
7.45%

                         4.82% 6.50%  7.00% 7.50%

                         5.67% 7.65% 8.24% 8.82% 6.69% 9.03%  9.72%10.42%  6.99%
                         9.42%  10.14%10.87%  7.53%  10.16%  10.94%10.94%  7.98%
                         10.76% 11.59%12.42%

                            Appendix C


              Municipal Bond Industry Classifications


Electric

Gas
Water
Sewer
Telephone

Adult Living Facilities
Hospital

General Obligation
Special Assessment
Sales Tax

Manufacturing, Non Durables
Manufacturing, Durables

Pollution Control

Resource Recovery

Higher Education
Education

Lease Rental

Non Profit Organization

Highways
Marine/Aviation Facilities

Multi Family Housing
Single Family Housing

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

                    OPPENHEIMER MUNICIPAL FUND

                             FORM N-1A

                              PART C

                         OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
-------    ---------------------------------

      (a)  Financial Statements
           --------------------


           (1) Financial Highlights at 9/30/97 (audited) (See Part A, Prospectus and Part B, Statement of Additional Information): Filed herewith.

           (2)  Independent  Auditors'  Report at    9/30/97
(See Part B, Statement   of    Additional    Information):    Filed

herewith.


           (3) Statement of Investments at 9/30/97 (audited) (See Part B, Statement of Additional Information):

Filed herewith.


           (4)  Statement  of Assets  and  Liabilities  at
9/30/97 (audited)   (See   Part   B,    Statement   of   Additional
Information): Filed

herewith.


           (5) Statement of Operations at 9/30/97 (audited) (See Part B, Statement of Additional Information):

Filed herewith.


           (6)  Statements  of  Changes  in Net  Assets at
9/30/97 (audited)   (See   Part   B,    Statement   of   Additional
Information): Filed

herewith.


           (7) Notes to Financial Statements at 9/30/97 (audited) (See Part B, Statement of Additional Information):

Filed herewith.

      (b)  Exhibits
           --------


           (1)  Amended  and  Restated  Declaration  of Trust dated
9/16/96: Filed   with  Post-Effective   Amendment  No.  17
to Registrant's
Registration Statement, 1/28/97 and incorporated herein by reference.


           (2) By-Laws, as amended through 7/10/90: Filed with Post-Effective Amendment No. 15 to Registrant's Registration
Statement, 8/25/95 and incorporated herein by reference.

           (3)  Not applicable.


           (4) (i) Specimen Share Certificate for Class A shares of Oppenheimer Intermediate Municipal Fund: Filed with Post-
Effective   Amendment   No.   17   to   Registrant's   Registration
Statement,
1/28/97 and incorporated herein by reference.

                (ii) Specimen Share Certificate for Class B shares of Oppenheimer Intermediate Municipal Fund: Filed with Post-
Effective   Amendment   No.   17   to   Registrant's   Registration
Statement,
1/28/97 and incorporated herein by reference.

                (iii)  Specimen  Share   Certificate  for  Class  C
shares
of  Oppenheimer   Intermediate   Municipal  Fund:  Filed
with Post-
Effective   Amendment   No.   17   to   Registrant's   Registration
Statement,
1/28/97 and incorporated herein by reference.

                (iv) Specimen   Share   Certificate   for  Class  A
shares of Oppenheimer Insured   Municipal  Fund:   Filed
with Post-Effective
Amendment No. 17 to Registrant's Registration Statement, 1/28/97 and incorporated herein by reference.

                (v)  Specimen   Share   Certificate   for  Class  B
shares of Oppenheimer Insured   Municipal  Fund:   Filed
with Post-Effective
Amendment No. 17 to Registrant's Registration Statement, 1/28/97 and incorporated herein by reference.

                (vi) Specimen   Share   Certificate   for  Class  C
shares of Oppenheimer Insured   Municipal  Fund:   Filed
with Post-Effective
Amendment No. 17 to Registrant's Registration Statement, 1/28/97 and incorporated herein by reference.


           (5) (i) Investment Advisory Agreement dated October 22, 1990 (Insured Series): Previously filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement 12/3/90, refiled with Registrant's Post-Effective
Amendment No. 12, 1/30/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                (ii) Investment     Advisory     Agreement    dated
10/22/90 (Income Series):   Previously  filed  with  Post-Effective
Amendment No.
6 to Registrant's Registration Statement 12/3/90, refiled with Registrant's Post-Effective Amendment No. 12, 1/30/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

           (6) (i) General Distributor's Agreement dated 10/13/92, with Oppenheimer Fund Management, Inc.: Previously filed with Post- Effective Amendment No. 9 to Registrant's Registration Statement, 1/29/93, refiled with Registrant's Post-Effective Amendment No. 12, 1/30/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                (ii) Form of Oppenheimer Funds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer   Main   Street   Funds,   Inc.    (Reg. No. 33-17850),
9/30/94,
and incorporated herein by reference.

                (iii) Form of Oppenheimer Funds Distributor, Inc.
Broker  Agreement:  Filed with  Post-Effective  Amendment No. 14 of
Oppenheimer   Main   Street   Funds,   Inc.    (Reg. No. 33-17850),
9/30/94,
and incorporated herein by reference.

                (iv) Form of Oppenheimer Funds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 4 of
Oppenheimer   Main   Street   Funds,   Inc,    (Reg. No. 33-17850),
9/30/94,
and incorporated herein by reference.

           (7)  Not applicable.

           (8) Custodian Agreement dated 6/1/90 with Citibank, N.A.: Previously filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement 2/1/91, refiled with Registrant's Post-Effective Amendment No. 12, 1/30/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

           (9) Insurance Agreement between the Registrant and Financial Guaranty Insurance Corporation: Previously filed with Registrant's Registration
Statement, refiled with Registrant's Post-Effective Amendment No. 12, 1/30/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

           (10) Opinion and Consent of Counsel dated 10/29/86: Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement, 1/29/93, refiled with Registrant's Post-Effective Amendment No. 12, 1/30/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

           (11) Independent Auditors' Consent: Filed herewith.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) (i) Service Plan and Agreement dated 6/22/93 for Class A Shares of Oppenheimer Intermediate Tax-Exempt Bond Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 11, 1/25/94, and incorporated herein by reference.

                (ii)  Distribution and Service Plan and Agreement dated July 10,
1995 for Class B Shares of Oppenheimer Intermediate Tax-Exempt Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement, 8/25/95 and incorporated herein by reference.

                (iii) Distribution and Service Plan and Agreement dated July 10,
1995 for Class C Shares of Oppenheimer Intermediate Tax-Exempt Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement, 8/25/95 and incorporated herein by reference.

                (iv) Service Plan and Agreement dated 6/22/93 for Class A Shares of Oppenheimer Insured Tax-Exempt Bond Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 11, 1/25/94, and incorporated herein by reference.

                (v)  Distribution  and Service Plan and Agreement dated July 10,
1995 for Class B Shares of Oppenheimer Insured Tax- Exempt Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement, 8/25/95 and incorporated herein by reference.

                (vi)  Distribution and Service Plan and Agreement dated July 10,
1995 for Class C Shares of Oppenheimer Insured Tax- Exempt Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement, 8/25/95, and incorporated herein by reference.

           (16) (i)  Performance  Data   Computation   Schedule  of
Oppenheimer Insured Municipal Fund: Filed herewith.

                (ii) Performance  Data   Computation   Schedule  of
Oppenheimer Intermediate Municipal Fund: Filed herewith.

           (17) (i) Financial Data Schedule for Class A shares of Oppenheimer Insured Municipal Fund: Filed herewith.

                (ii) Financial Data Schedule for Class B shares of Oppenheimer Insured Municipal Fund: Filed herewith.


                (iii)  Financial  Data  Schedule for Class C shares
of
Oppenheimer   Insured   Municipal   Fund:     Filed
herewith.


                (iv) Financial Data Schedule for Class A shares of Oppenheimer Intermediate Municipal Fund: Filed herewith.


                (v) Financial Data Schedule for Class B shares of Oppenheimer Intermediate Municipal Fund: Filed herewith.


                (vi) Financial Data Schedule for Class C shares of Oppenheimer Intermediate Municipal Fund: Filed herewith.

           (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Previously filed with Post-Effective
Amendment No. 12 to the Registration Statement of Oppenheimer
California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.


           -- Powers of Attorney: Filed with Post-Effective
Amendment No. 17 to Registrant's Registration Statement, 1/28/97
(Sam  Freedman);  Previously  filed with  Post-Effective  Amendment

No.
15 to Registrant's Registration Statement, 2/1/96 (Bridget A. Macaskill); and Certified Board Resolutions signed by Registrant's Trustees: Previously filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement, 11/24/93, and incorporated herein by reference.


           --   Power  of  Attorney  for    George  C.
Bowen.


Item 25.   Persons  Controlled  by or  under  Common  Control  with
           Registrant
-------
---------------------------------------------------------
           None

Item 26.   Number of Holders of Securities
-------    -------------------------------
                                                 Number of
                                                 Record Holders as

      Title of Class                             of  December   31,
     1997

      --------------
--------------------


      Shares of Beneficial Interest - Class A
3,084

        Shares (Oppenheimer Intermediate
        Municipal Fund)


      Shares of Beneficial Interest - Class B                 249
        Shares (Oppenheimer Intermediate

        Municipal Fund)


      Shares of Beneficial Interest - Class C                 420
        Shares (Oppenheimer Intermediate

        Municipal Fund)


      Shares of Beneficial Interest - Class A
3,711

        Shares (Oppenheimer Insured
        Municipal Fund)


      Shares of Beneficial Interest - Class B                 476
        Shares (Oppenheimer Insured

        Municipal Fund)


      Shares of Beneficial Interest - Class C                 45
        Shares (Oppenheimer Insured

        Municipal Fund)

Item 27.   Indemnification
-------    ---------------

      Reference  is  made  to  Article  VIII  of   Registrant's   Agreement  and
Declaration of Trust filed as Exhibit 24(b)(1) to the Registration Statement and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser
--------   ----------------------------------------------------

           (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

           (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name  and Current Position
with OppenheimerFunds, Inc.         Other Business and  Connections
During
("OFI")                             the Past Two Years
---------------------------

------------------------------------

Mark J.P. Anson,
Vice President                      Vice  President of  Oppenheimer
                                    Real  Asset  Management,   Inc.
                                    ("ORAMI");
                                    formerly   Vice   President  of
                                    Equity
                                    Derivatives      at     Salomon
                                    Brothers, Inc.

Peter M. Antos,

Senior Vice President               An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds; a
                                    Chartered   Financial  Analyst;
                                    Senior
                                    Vice  President of  HarbourView
                                    Asset
                                    Management Corporation
                                    ("HarbourView");    prior    to
                                    March, 1996
                                    he  was   the   senior   equity
                                    portfolio
                                    manager   for   the    Panorama
                                    Series Fund,
                                    Inc. (the  "Company") and other
                                    mutual
                                    funds   and    pension    funds
                                    managed by
                                    G.R. Phelps & Co. Inc. ("G.R.
                                    Phelps"), the Company's former
                                    investment adviser, which was a
                                    subsidiary    of    Connecticut
                                    Mutual Life
                                    Insurance Company; was also
                                    responsible  for  managing  the
                                    common  stock   department  and
                                    common stock
                                    investments    of   Connecticut
                                    Mutual
                                    Life Insurance Co.


Lawrence Apolito,
Vice President                      None.

Victor Babin,
Senior Vice President               None.

Bruce Bartlett,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds          .
                                    Formerly a Vice  President  and
                                    Senior
                                    Portfolio  Manager  at First of
                                    America
                                    Investment Corp.

 Beichert, Kathleen      None.





 Rajeev Bhaman,
Vice President                      Formerly     Vice     President
                                    (January   1992   -   February,
                                    1996) of Asian Equities
                                    for   Barclays  de  Zoete  Wedd





, Inc.


Robert J. Bishop,

Vice President

                                                               Vice
                                    President    of   Mutual   Fund
                                    Accounting (since May 1996); an
                                    officer  of  other  Oppenheimer
                                    funds;
                                    formerly  an   Assistant   Vice
                                    President
                                    of OFI/Mutual  Fund  Accounting
                                    (April
                                    1994-May  1996),   and  a  Fund
                                    Controller
                                    for
                                                     OFI.

George C. Bowen,
Senior Vice President &
Treasurer




                                    Funds.  Vice  President  (since
                                    June   1983)   and    Treasurer
                                    (since March 1985) of
                                    OppenheimerFunds   Distributor,
                                    Inc.
                                    (the    "Distributor");    Vice
                                    President
                                    (since    October   1989)   and
                                    Treasurer
                                    (since     April    1986)    of
                                    HarbourView;
                                    Senior  Vice  President  (since
                                    February
                                    1992),  Treasurer  (since  July
                                    1991)and
                                    a  director   (since   December
                                    1991) of
                                    Centennial;          President,
                                    Treasurer and
                                    a   director   of    Centennial
                                    Capital
                                    Corporation  (since June 1989);
                                     Vice
                                    President and Treasurer  (since
                                    August
                                    1978)  and   Secretary   (since
                                    April
                                    1981) of Shareholder  Services,
                                    Inc.
                                    ("SSI");     Vice    President,
                                    Treasurer
                                    and Secretary of Shareholder
                                    Financial    Services,     Inc.
                                    ("SFSI")
                                    (since      November     1989);
                                    Treasurer of
                                    Oppenheimer  Acquisition  Corp.
                                    ("OAC")
                                    (since June 1990); Treasurer of
                                    Oppenheimer         Partnership
                                    Holdings,  Inc. (since November
                                    1989); Vice
                                    President   and   Treasurer  of




















                                     ORAMI
                                    (since   July   1996);    Chief
                                    Executive
                                    Officer,    Treasurer   and   a
                                    director of
                                    MultiSource   Services,   Inc.







                                    , a broker-
                                    dealer (since  December  1995);
                                    an
                                    officer  of  other  Oppenheimer
                                    funds.


Scott Brooks,
Vice President                      None.

Susan Burton,

Assistant Vice President            None.


 Adele Campbell,
Assistant  Vice  President
 & Assistant
 Treasurer: Rochester DiviFormerly     Assistant     Vice
                                    President  of  Rochester   Fund
                                    Services, Inc.

Michael Carbuto,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer  funds; Vice
                                    President of Centennial.

Ruxandra Chivu,
Assistant Vice President            None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                  None.


O. Leonard Darling,

Executive Vice President


                                    Trustee  (1993  -  present)  of
                                    Awhtolia College - Greece.


Robert A. Densen,
Senior Vice President               None.


Sheri Devereux,
Assistant Vice President            None.


Robert Doll, Jr.,
Executive Vice President &
Director                            An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds.
John Doney,
Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds.

Andrew J. Donohue,
Executive Vice President,

General  Counsel


 and DirectExecutive  Vice President
                                          (since September 1993), and a director
                                          (since    January    1992)    of   the
                                          Distributor; Executive Vice President,
                                          General  Counsel  and  a  director  of
                                          HarbourView, SSI, SFSI and Oppenheimer
                                          Partnership   Holdings,   Inc.   since
                                          (September   1995)   and   MultiSource
                                          Services,   Inc.   (a   broker-dealer)
                                          (since December 1995); President and a
                                          director    of    Centennial    (since
                                          September   1995);   President  and  a
                                          director  of ORAMI  (since July 1996);
                                          General  Counsel  (since May 1996) and
                                          Secretary  (since  April 1997) of OAC;
                                          Vice  President  of   OppenheimerFunds
                                          International,   Ltd.   ("OFIL")   and
                                          Oppenheimer   Millennium   Funds   plc
                                          (since  October  1997);  an officer of
                                          other Oppenheimer funds.


George Evans,
Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds.


Edward Everett,
Assistant Vice President            None.


Scott Farrar,

Vice President                      Assistant  Treasurer of

                                                        Oppenheimer
                                    Millennium   Funds  plc  (since
                                    October
                                    1997); an officer of other
                                    Oppenheimer   funds;   formerly
                                    an
                                    Assistant Vice President of
                                    OFI/Mutual    Fund   Accounting
                                    (April
                                    1994-May  1996),   and  a  Fund
                                    Controller
                                    for OFI.

Leslie A. Falconio,
Assistant Vice President            None.


Katherine P. Feld,

Vice President   and Secretary      Vice  President  and  Secretary
                                    of                          the
                                    Distributor      ; Secretary of
                                    HarbourView
                                               ,        MultiSource
                                                   and
                                    Centennial
                                               ;   Secretary,  Vice
                                    President
                                    and   Director  of   Centennial
                                    Capital
                                    Corporation; Vice President and
                                    Secretary of ORAMI.


Ronald H. Fielding,
Senior Vice President;
Chairman:

Rochester Division                  An  officer,   Director  and/or
                                    portfolio  manager  of  certain
                                    Oppenheimer funds           ;
                                    Presently    he    holds    the
                                    following
                                    other    positions:    Director
                                    (since
                                    1995) of ICI Mutual Insurance
                                    Company;  Governor (since 1994)
                                    of St.
                                    John's    College;     Director
                                    (since   1994  -  present)   of
                                    International Museum of
                                    Photography  at George  Eastman
                                    House;
                                    Director (since 1986) of GeVa
                                    Theatre. Formerly he held the
                                    following positions: formerly,
                                    Chairman   of  the   Board  and
                                    Director of
                                    Rochester  Fund   Distributors,
                                    Inc.
                                    ("RFD") ;     President     and
                                    Director of
                                    Fielding   Management  Company,
                                    Inc.
                                    ("FMC") ;     President     and
                                    Director of
                                    Rochester   Capital   Advisors,
                                    Inc.
                                    ("RCAI") ; Managing Partner of
                                    Rochester   Capital   Advisors,
                                    L.P.,
                                    President   and   Director   of
                                    Rochester
                                    Fund Services, Inc. ("RFS") ;
                                    President   and   Director   of
                                    Rochester
                                    Tax   Managed    Fund,    Inc.;
                                    Director
                                    (1993  -  1997)   of   VehiCare
                                    Corp.;
                                    Director   (1993  -  1996)   of
                                    VoiceMode.


John Fortuna,
Vice President                      None.

Patricia Foster,

Vice President                      Formerly     she    held    the
                                    following     positions:     An
                                    officer of certain
                                    Oppenheimer  funds  (May,  1993
                                    -January,  1996); Secretary
                                                    of
                                    Rochester   Capital   Advisors,


                                         Inc. and
                                    General  Counsel (June,  1993 -
                                    January
                                    1996)  of   Rochester   Capital
                                    Advisors,
                                    L.P.

Jennifer Foxson,
Assistant Vice President            None.

Paula C. Gabriele,
Executive Vice President            Formerly,   Managing   Director
                                    (1990-
                                    1996) for Bankers Trust Co.


Robert G. Galli,

Vice Chairman                       Trustee of the New York-based
                                    Oppenheimer     Funds






                                                       .   Formerly
                                    Vice
                                    President  and General  Counsel
                                    of
                                    Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                      None.

Alan Gilston,
Vice President                      Formerly  Vice   President  for
                                    Schroder   Capital   Management
                                    International.

Jill Glazerman,

Assistant Vice President            None.


 Jeremy Griffiths,
 Chief Financial OfficCurrently     a
                                                    Member      and
                                                    Fellow  of  the
                                                    Institute    of
                                                    Chartered
                                                    Accountants;
                                                    formerly     an
                                                    accountant  for
                                                    Arthur
                                                    Young  (London,
                                                    U.K.).





 Robert Grill,
Vice President                      Formerly


                                                Marketing      Vice
                                    President   for  Bankers  Trust
                                    Company (1993-1996);
                                    Steering Committee Member,
                                    Subcommittee    Chairman    for
                                    American
                                    Savings    Education    Council
                                    (1995-
                                    1996).


Caryn Halbrecht,
Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds;
                                    formerly   Vice   President  of
                                    Fixed
                                    Income Portfolio Management at
                                    Bankers Trust.


Elaine T. Hamann,
Vice President                      Formerly     Vice     President
                                    (September,   1989  -  January,
                                    1997) of Bankers
                                    Trust Company.

Glenna Hale,
Director of Investor Marketing      Formerly,     Vice    President
                                    (1994-1997)    of    Retirement
                                    Plans Services for
                                    OppenheimerFunds Services.


Thomas B. Hayes,
Vice President                      None.


Barbara Hennigar,
Executive Vice
President and
Chief Executive
Officer of
OppenheimerFunds

Services,
a division of the

Manager                             President   and   Director   of
                                    SFSI;   President   and   Chief
                                     executive Officer

                                    of SSI.


Dorothy Hirshman,                   None.
Assistant Vice President


Alan Hoden,
Vice President                      None.

Merryl Hoffman,
Vice President                      None.



Nicholas Horsley,
Vice President                      Formerly    a    Senior    Vice
                                    President     and     Portfolio
                                    Manager for Warburg, Pincus
                                    Counsellors,  Inc. (1993-1997),
                                    Co-
                                    manager of Warburg,  Pincus Emerging Markets
                                    Fund (12/94 - 10/97),  Co- manager  Warburg,
                                    Pincus  Institutional  Emerging Markets Fund
                                    Emerging  Markets  Portfolio (8/96 - 10/97),
                                    Warburg  Pincus  Japan OTC  Fund,  Associate
                                    Portfolio    Manager   of   Warburg   Pincus
                                    International  Equity Fund,  Warburg  Pincus
                                    Institutional  Fund  -  Intermediate  Equity
                                    Portfolio, and Warburg Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President            None.

Richard Hymes,
Assistant Vice President            None.


Jane Ingalls,

Vice President                      None.

Byron Ingram,
Assistant Vice President
 None.


Ronald Jamison,
Vice President                      Formerly  Vice   President  and
                                    Associate General Counsel at
Prudential
Securities, Inc.

Frank Jennings,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds          ;
                                    formerly,  a Managing  Director
                                    of
                                    Global    Equities   at   Paine
                                    Webber's
                                    Mitchell Hutchins division.



Thomas W. Keffer,

Senior Vice President               Formerly     Senior    Managing
                                    Director  (1994 - 1996)  of Van
                                    Eck Global.


Avram Kornberg,

Vice President                       None.

Joseph Krist,
Assistant Vice President             None.


Paul LaRocco,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds          ;
                                    formerly,  a Securities Analyst
                                    for
                                    Columbus Circle Investors.

Michael Levine,
Assistant Vice President            None.


Shanquan Li,
Vice President                      Director   of   Board    (since
                                    2/96),      Chinese     Finance
                                    Society; formerly,
                                    Chairman (11/94-2/96), Chinese
                                    Finance  Society;  and Director
                                    (6/94-
                                    6/95), Greater China Business
                                    Networks.


Stephen F. Libera,

Vice President                      An  officer  and/or   portfolio
                                    manager          for    certain
                                    Oppenheimer funds; a
                                    Chartered  Financial Analyst; a
                                    Vice
                                    President    of    HarbourView;
                                    prior to
                                    March   1996       , the senior
                                    bond portfolio
                                    manager  for  Panorama   Series
                                    Fund
                                    Inc.,  other  mutual  funds and
                                    pension
                                    accounts    managed   by   G.R.
                                    Phelps;     also
                                    responsible  for  managing  the
                                    public
                                    fixed-income         securities
                                    department at
                                    Connecticut     Mutual     Life
                                    Insurance Co.


Mitchell J. Lindauer,
Vice President                      None.


David Mabry,
Assistant Vice President            None.

Steve Macchia,
Assistant Vice President            None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                        Chief Executive  Officer (since
                                    September 1995); President and
                                    director (since June 1991) of
                                    HarbourView;   Chairman  and  a
                                    director
                                    of  SSI  (since  August  1994),
                                    and SFSI
                                    (September   1995);   President
                                    (since
                                    September     1995)    and    a
                                    director
                                    (since October  1990) of  OAC;
                                    President    (since   September
                                    1995) and
                                    a  director   (since   November
                                    1989) of
                                    Oppenheimer         Partnership
                                    Holdings,
                                    Inc.,    a   holding    company
                                    subsidiary
                                    of OFI;  a  director  of  ORAMI
                                    (since
                                    July  1996) ;  President  and a
                                    director
                                    (since  October  1997) of OFIL,
                                    an
                                    offshore      fund      manager
                                    subsidiary of
                                    OFI and Oppenheimer  Millennium
                                    Funds
                                    plc   (since   October   1997);
                                    President
                                    and  a  a  director   of  other
                                    Oppenheimer
                                    funds;   a   director   of  the
                                    NASDAQ
                                    Stock   Market,   Inc.  and  of
                                    Hillsdown
                                    Holdings   plc  (a  U.K.   food
                                    company);
                                    formerly  an   Executive   Vice
                                    President
                                    of OFI.

Wesley Mayer,
Vice President                      Formerly     Vice     President
                                    (January,  1995 -  June,  1996)
                                    of Manufacturers
                                    Life Insurance Company.


Loretta McCarthy,
Executive Vice President            None.


 Kevin McNeil,




Vice PresidTreasurer (September, 1994 present) for the Martin Luther King Multi- Purpose Center (non-profit community organization); Formerly Vice President


 (January, 1995 - April,
1996) for Lockheed Martin IMS.

Tanya Mrva,
Assistant Vice President            None.


Lisa Migan,

Assistant Vice President           None.


Robert J. Milnamow,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds;
                                    formerly  a  Portfolio  Manager
                                    (August,
                                    1989 - August, 1995) with Phoenix Securities
                                    Group.


Denis R. Molleur,
Vice President                      None.


Linda Moore,
Vice President                      Formerly,   Marketing   Manager
                                    (July  1995-November  1996) for
                                    Chase
                                    Investment Services Corp.

Tanya Mrva,
Assistant Vice President            None.


Kenneth Nadler,
Vice President                      None.

David Negri,
Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,
Assistant Vice President            None.


Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.
John Pirie,

Assistant Vice President            Formerly,   a  Vice   President
with Cohane

                                    Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President

and Director                        Chairman  and  Director  of the
                                    Distributor.


Jane Putnam,
Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds.



 Russell Read,



Senior Vice PresFormerly a consultant for Prudential Insurance on behalf of the General Motors Pension Plan.


Thomas Reedy,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds          ;
                                    formerly,  a Securities Analyst
                                    for
                                    the Manager.


David Robertson,
Vice President                      None.

Adam Rochlin,

Vice President

                                     None.

Michael S. Rosen
Vice President; President,
Rochester Division                  An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds ;
                                    Formerly,     Vice    President
                                    (June, 1983
                                    -   January,   1996)   of  RFS,
                                    President
                                    and  Director  of  RFD ;   Vice
                                    President
                                    and  Director  of  FMC ;   Vice
                                    President
                                    and director of RCAI ;  General
                                    Partner
                                    of  RCA;  Vice   President  and
                                    Director
                                    of  Rochester  Tax Managed Fund
                                    Inc.





Richard H. Rubinstein,
Senior Vice President               An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds;
                                    formerly  Vice   President  and
                                    Portfolio
                                    Manager/Security Analyst for
                                    Oppenheimer Capital Corp., an
                                    investment adviser.

Lawrence Rudnick,

Assistant Vice President
                                     None.


James Ruff,
Executive Vice President            None.


Valerie Sanders,
Vice President                      None.


Ellen Schoenfeld,
Assistant Vice President            None.

Stephanie Seminara,

Vice President                      Formerly,   Vice  President  of
Citicorp

                                    Investment Services


 Richard Soper,





 Vice PresidNone.


Nancy Sperte,
Executive Vice President            None.

Donald W. Spiro,

Chairman Emeritus and Director      Vice  Chairman  and  Trustee of
                                    the New York-based  Oppenheimer

                                    Funds;
                                    formerly    Chairman   of   the
                                    Manager and
                                    the Distributor.


Richard A. Stein,
Vice President: Rochester Division  Assistant     Vice    President
                                    (since   1995)   of   Rochester
                                    Capitol Advisors, L.P.


Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President,
Director
Retirement Plans                    Formerly   Vice   President  of
                                    U.S.  Group  Pension   Strategy
                                    and Marketing for
                                    Manulife Financial.

Michael C. Strathearn,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds; a
                                    Chartered  Financial Analyst; a
                                    Vice
                                    President    of    HarbourView;
                                    prior to
                                    March   1996       ,  an equity
                                    portfolio
                                    manager  for  Panorama   Series
                                    Fund,
                                    Inc. and other mutual funds and
                                    pension   accounts  managed  by
                                    G.R.
                                    Phelps.


James C. Swain,
Vice Chairman of the Board          Chairman,   CEO  and   Trustee,
                                    Director  or  Managing  Partner
                                    of the Denver-
                                    based    Oppenheimer     Funds;
                                    President
                                    and a Director of Centennial;
                                    formerly      President     and
                                    Director of
                                    OAMC,   and   Chairman  of  the
                                    Board of
                                    SSI.

James Tobin,
Vice President                      None.

Jay Tracey,

Vice President





                                                       An   officer
                                    and/or  portfolio   manager  of
                                    certain Oppenheimer funds;
                                    formerly Managing Director of
                                    Buckingham Capital Management.


Gary Tyc,
Vice President, Assistant
Secretary and Assistant
Treasurer                           Assistant   Treasurer   of  the
                                    Distributor and SFSI.

Ashwin Vasan,
Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds.


Dorothy Warmack,
Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds.


Jerry  Webman,
Senior Vice President               Director   of  New   York-based
                                    tax-exempt     fixed     income
                                    Oppenheimer        funds;
                                    Formerly,   Managing   Director
                                    and Chief
                                    Fixed  Income   Strategist   at
                                    Prudential
                                    Mutual Funds.


Christine Wells,
Vice President                      None.


Joseph Welsh,
Assistant Vice President            None.



Kenneth B. White,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds; a
                                    Chartered   Financial  Analyst;
                                    Vice
                                    President    of    HarbourView;
                                    prior to
                                    March   1996       ,  an equity
                                    portfolio
                                    manager  for  Panorama   Series
                                    Fund,
                                    Inc. and other mutual funds and
                                    pension  funds  managed by G.R.
                                    Phelps.


William L. Wilby,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,

Vice President                      An  officer  and/or   portfolio
                                    manager of certain  Oppenheimer
                                    funds; Vice
                                    President of Centennial; Vice
                                    President,      Finance     and
                                    Accounting and
                                    member    of   the   Board   of
                                    Directors of
                                    the  Junior  League of  Denver,
                                    Inc.;
                                    Point   of   Contact:   Finance
                                    Supporters
                                    of  Children;   Member  of  the
                                    Oncology
                                    Advisory Board of the Childrens
                                    Hospital;  Member  of the Board
                                    of
                                    Directors   of   the   Colorado
                                    Museum of
                                    Contemporary Art.

Caleb Wong,
Assistant Vice President            None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                                           Assistant
                                    Secretary  of
                                           SSI  (since  May  1985),
                                    and  SFSI (since November
                                    1989);  Assistant Secretary of
                                                        Oppenheimer
                                    Millennium Funds plc
                                    (since   October   1997);    an
                                    officer of
                                    other Oppenheimer        funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.


Arthur J. Zimmer,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

           The   Oppenheimer   Funds  include  the  New  York-based
Oppenheimer Funds,
the  Denver-based   Oppenheimer  Funds  and  the
Oppenheimer/Quest Rochester Funds, as

set forth below:

New York-based Oppenheimer Funds
--------------------------------

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S.Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds
---------------------
Limited Term New York Municipal Fund
Oppenheimer Bond Fund For Growth
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals



Denver-based Oppenheimer Funds
------------------------------

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The New York Tax-Exempt Income Fund, Inc.




      The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

      The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood,Colorado 80012.


      The address of  MultiSource  Services,  Inc. is 1700  Lincoln
Street, Denver,
Colorado 80203.


      The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.


Item 29.   Principal Underwriter
--------   ---------------------


           (a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.


           (b) The directors and officers of the Registrant's principal underwriter are:


Name & Principal           Positions & Offices      Positions     &
Offices
Business Address           with Underwriter         with Registrant

----------------           -------------------

-------------------
George C. Bowen(1)         Vice President and       Vice  President
and
                           Treasurer                Treasurer    of
                                                    the
                                                    Oppenheimer
                                                    funds.


















Julie Bowers               Vice President           None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan           Vice President           None
1940 Cotswold Drive
Orlando, FL 32825


Maryann Bruce(2)          Senior Vice President;  None
                           Director: Financial
                           Institution  Division


Robert Coli                Vice President           None
12 White Tail Lane
Bedminster, NJ 07921


Ronald T. Collins          Vice President           None
710-3 E. Ponce  de Leon Ave.

Decatur, GA  30030


 William Coughlin      Vice President           None
 542 West Surf - #2N
 Chicago, IL  60657

 Mary Crooks(1)

E. Drew Devereaux(3)            Assistant  Vice
President                  None

Rhonda Dixon-Gunner(1)     Assistant Vice President None

Andrew John Donohue(2)    Executive Vice           Secretary of
                           President & Director     the
                                                    Oppen-heimer
                                                    funds.





Wendy H. Ehrlich           Vice President           None
4 Craig Street
Jericho, NY 11753

Kent Elwell                Vice President           None
41 Craig Place
Cranford, NJ  07016


Todd Ermenio               Vice President           None
11011 South Darlington
Tulsa, OK  74137


John Ewalt                 Vice President           None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey               Vice President           None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)       Vice President           None
                           &  Secretary


Mark Ferro                 Vice President           None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding(3)                     Vice President

 None

Reed F. Finley             Vice President            None
 1657 Graefield

Birmingham, MI  48009


Wendy Fishler(2)          Vice President           None






Ronald R. Foster           Senior Vice President    None
 11339 Avant Lane
 Cincinnati, OH 45249

Patricia Gadecki           Vice President           None
 950 First St., S.
 Suite 204
 Winter Haven, FL  33880

Luiggino Galleto           Vice President           None
10239 Rougemont Lane

Charlotte, NC 28277


Mark Giles                 Vice President           None
5506 Bryn Mawr

Dallas, TX 75209


Ralph Grant(2)            Vice President/National  None
                           Sales Manager



Sharon Hamilton            Vice President           None
720 N. Juanita Ave.,#1

Redondo Beach, CA 90277


Byron Ingram(2)            Assistant Vice President None


Mark D. Johnson            Vice President           None
 129 Girard Place
 Kirkwood, MO 63105

Michael Keogh(2)          Vice President           None


Richard Klein              Vice President           None
4820 Fremont Avenue So.
Minneapolis, MN 55409


 Daniel Krause    Vice President
None
 13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)             Assistant Vice President None

Todd Lawson                Vice President           None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang           Senior Vice President    None
23 Fox Trail

Lincolnshire, IL 60069


Dawn Lind                  Vice President           None
7 Maize Court

Melville, NY 11747

James Loehle               Vice President           None
30 John Street
Cranford, NJ  07016


Todd Marion                Vice President           None
21 N. Passaic Avenue
Chatham,N.J. 07928

Marie Masters              Vice President           None
520 E. 76th Street
New York, NY  10021


John McDonough             Vice President           None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854


 Tanya Mrva(2)                 Assistant  Vice
President                   None




Laura Mulhall(2)              Senior     Vice
President                  None

Charles Murray             Vice President           None
 18 Spring Lake Drive
 Far Hills, NJ 07931

Wendy Murray               Vice President           None
 32 Carolin Road
 Upper Montclair, NJ 07043

Chad V. Noel               Vice President           None
3238 W. Taro Lane
Phoenix, AZ  85027


Joseph Norton              Vice President           None
2518 Fillmore Street


San Francisco, CA  94115


Patrick Palmer             Vice President           None
958 Blue Mountain Cr.
West Lake Village, CA 91362


Kevin Parchinski           Vice President           None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne              Vice President            None
 3530 Providence
Plantation Way

Charlotte, NC   28270


Gayle Pereira              Vice President           None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit          Vice President           None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti              Vice President           None
1777 Larimer St. #807
Denver, CO  80202


Tilghman G. Pitts, III(2) Chairman & Director      None

Elaine Puleo(2)           Vice President           None




Minnie Ra                  Vice President           None
 895 Thirty-First Ave.

San Francisco, CA  94121

Michael Raso               Vice President           None
 16 N. Chatsworth Ave.
Apt.  301
Larchmont, NY  10538

John C. Reinhardt(3)     Vice President           None

Douglas Rentschler         Vice President           None
867 Pemberton
Grosse Pointe Park, MI
48230

Ian Robertson              Vice President           None
4204 Summit  Wa

Marietta, GA 30066


Michael S. Rosen(3) Vice President
         None


Kenneth Rosenson           Vice President           None
3802 Knickerbocker Place

Apt. #3D
Indianapolis, IN  46240

James Ruff(2)             President                None


Timothy Schoeffler         Vice President           None
1717 Fox Hall Road

 Washington, DC   77479

Michael Sciortino          Vice President           None
 785 Beau Chene Drive
 Mandeville, LA  70471

Robert Shore               Vice President           None
26 Baroness Lane

Laguna Niguel, CA 92677


George Sweeney             Vice President           None
1855 O'Hara Lane
Middletown, PA 17057


Andrew Sweeny              Vice President           None
5967 Bayberry Drive
Cincinnati, OH 45242


Scott McGregor Tatum       Vice President           None
7123 Cornelia Lane
Dallas, TX  75214


David G. Thomas            Vice President




None
8116 Arlingon Blvd.
#123
Falls Church, VA 22042

Philip St. John Trimble    Vice President           None
2213 West Homer

Chicago, IL 60647


Sarah Turpin               Vice President           None
2735 Dover Road
Atlanta,GA  30327

Gary Paul Tyc(1)                      Assistant
Treasurer                  None

Mark Stephen Vandehey(1)                   Vice President
None

Marjorie Williams          Vice President           None
6930 East Ranch Road
Cave Creek, AZ  85331



(1) 6803 South Tucson Way, Englewood, Colorado 80112 (2) Two World Trade Center, New York, NY 10048-0203 (3) 350 Linden Oaks, Rochester, NY 14625-2807


           (c)  Not applicable.

Item 30.   Location of Accounts and Records
--------   --------------------------------

           The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of both Oppenheimer Management Corporation at its offices at 3410 South Galena Street, Denver, Colorado 80231 and MassMutual at its offices at 1295 State Street, Springfield, Massachusetts 01111.

Item 31.   Management Services
--------   -------------------

           Not applicable.

Item 32.   Undertakings
--------   ------------

      (a)  Not applicable.

      (b)  Not applicable.

      (c)  Not applicable.

                            SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 23rd day of January, 1998.


                                    OPPENHEIMER MUNICIPAL FUND

                                    By: /s/ James C. Swain*
                                    ---------------------------
                                    James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                  Date


/s/ James C. Swain*           Chairman of the        January
 23, 1998

----------------------        Board of Trustees
James C. Swain


/s/ Bridget A. Macaskill      President and          January
 23, 1998

------------------------      Trustee
Bridget A. Macaskill


/s/ Jon S. Fossel*            Trustee                January
 23, 1998

----------------------
Jon S. Fossel


/s/ George C. Bowen*           Trustee andJanuary
 23, 1998
----------------------         Chief Financial and
George C. Bowen               Accounting Officer

/s/ Robert G. Avis*           Trustee                January
 23, 1998

----------------------
Robert G. Avis


/s/ William A. Baker*         Trustee                January
 23, 1998

----------------------
William A. Baker


/s/ Charles Conrad Jr.*       Trustee                January
 23, 1998

----------------------
Charles Conrad, Jr.


/s/ Raymond J. Kalinowski*    Trustee                January
 23, 1998

-------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*           Trustee                January
 23, 1998

------------------------
C. Howard Kast


/s/ Robert M. Kirchner*       Trustee                January
 23, 1998

------------------------
Robert M. Kirchner


/s/ Ned M. Steel*             Trustee                January
 23, 1998

------------------------
Ned M. Steel



*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                    OPPENHEIMER MUNICIPAL FUND

                     Registration NO. 33-08054

                           EXHIBIT INDEX
Form N-1A
Item No.             Description
---------            -----------


24(b)(11)            Independent Auditors' Consent

24(b)16(i)           Performance     Computation     Schedule    of
                     Oppenheimer Intermediate Municipal Fund

24(b)16(ii)          Performance     Computation     Schedule    of
                     Oppenheimer Insured Municipal Fund

24(b)(17)(i)         Financial  Data  Schedule  for  Class A shares
                     of Oppenheimer Intermediate Municipal Fund
24(b)(17)(ii)        Financial  Data  Schedule  for  Class B shares
                     of Oppenheimer Intermediate Municipal Fund
24(b)(17)(iii)       Financial  Data  Schedule  for  Class C shares
                     of Oppenheimer Intermediate Municipal Fund
24(b)(17)(iv)        Financial  Data  Schedule  for  Class A shares
                     of Oppenheimer Insured Municipal Fund
24(b)(17)(v)         Financial  Data  Schedule  for  Class B shares
                     of Oppenheimer Insured Municipal Fund
24(b)(17)(vi)        Financial  Data  Schedule  for  Class C shares
                     of Oppenheimer Insured Municipal Fund


      --             Power  of  Attorney  for   George
C. Bowen